As filed with the Securities and Exchange Commission on February 18, 2005

                                                    1933 Act File No. 033-10648
                                                    1940 Act File No. 811-04927

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                       Pre-Effective Amendment No. ___                      [ ]
                      Post-Effective Amendment No. 30                       [X]

                                     and/or


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
                             Amendment No. 30                               [X]

                            EXECUTIVE INVESTORS TRUST
               (Exact name of Registrant as specified in charter)

                                 95 Wall Street
                            New York, New York 10005
               (Address of Principal Executive Offices) (Zip Code)
      (Registrant's Telephone Number, Including Area Code): (212) 858-8000

                               Larry Lavoie, Esq.
                            Executive Investors Trust
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)


                                    Copy to:
                              Robert J. Zutz, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)
        [ ]  immediately upon filing pursuant to paragraph (b)
        [ ]  on (date) pursuant to paragraph (b)
        [ ]  60 days after filing pursuant to paragraph (a)(1)
        [X]  on May 1, 2005 pursuant to paragraph (a)(1)
        [ ]  75 days after filing pursuant to paragraph (a)(2)
        [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
        [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            EXECUTIVE INVESTORS TRUST

                       CONTENTS OF REGISTRATION STATEMENT


      This registration document is comprised of the following:

            Cover Sheet

            Contents of Registration Statement

            Combined Prospectus for First Investors Insured Tax Exempt Fund II, a series of Executive Investors Trust, First Investors Multi-State Insured Tax Free Fund, First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Tax Exempt Fund, Inc., First Investors New York Insured Tax Free Fund, Inc. and First Investors Insured Intermediate Tax Exempt Fund, a series of First Investors Series Fund

            Combined Statement of Additional Information Part I for First Investors Insured Tax Exempt Fund II, a series of Executive Investors Trust, First Investors Multi-State Insured Tax Free Fund, First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Tax Exempt Fund, Inc., First Investors New York Insured Tax Free Fund, Inc. and First Investors Insured Intermediate Tax Exempt Fund, a series of First Investors Series Fund

            Combined Statement of Additional Information Part II for all First Investors Funds

            Part C - Other Information

            Signature Page

            Exhibits

[First Investors Logo]

--------------------------------------------------------------------------------

TAX EXEMPT FUNDS

--------------------------------------------------------------------------------

Tax-Exempt Money Market
Insured Intermediate Tax Exempt
Insured Tax Exempt
Insured Tax Exempt II
Single State Insured Tax Free



o  ARIZONA                 o  MARYLAND                 o  NEW YORK
o  CALIFORNIA              o  MASSACHUSETTS            o  NORTH CAROLINA
o  COLORADO                o  MICHIGAN                 o  OHIO
o  CONNECTICUT             o  MINNESOTA                o  OREGON
o  FLORIDA                 o  MISSOURI                 o  PENNSYLVANIA
o  GEORGIA                 o  NEW JERSEY               o  VIRGINIA


     ----------------------------------------------------------------------
     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
     ----------------------------------------------------------------------


     THE DATE OF THIS
--------------------------------------------------------------------------------
                           P R O S P E C T U S
--------------------------------------------------------------------------------
                                                             IS MAY 1, 2005

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

INTRODUCTION ..................................................................3

FUND DESCRIPTIONS..............................................................4
Tax-Exempt Money Market .......................................................4
Insured Intermediate Tax Exempt ..............................................12
Insured Tax Exempt ...........................................................21
Insured Tax Exempt II.........................................................30
Single State Insured Tax Free ................................................39

         Arizona                    Maryland              New York
         California                 Massachusetts         North Carolina
         Colorado                   Michigan              Ohio
         Connecticut                Minnesota             Oregon
         Florida                    Missouri              Pennsylvania
         Georgia                    New Jersey            Virginia

FUND MANAGEMENT...............................................................72

BUYING AND SELLING SHARES.....................................................73
How and when do the Funds price their shares?.................................73
How do I buy shares?..........................................................73
What are the sales charges?...................................................75
Are sales charge discounts available?.........................................77
How do I sell shares?.........................................................78
Can I exchange my shares for the shares of other First Investors Funds?.......78
What are the Funds' policies on frequent trading in the shares of the Funds?..78
What are the risks of frequent trading in the shares of the Funds?............79

ACCOUNT POLICIES..............................................................80
What about dividends and capital gain distributions?..........................80
What about taxes?.............................................................80
How do I obtain a complete explanation of all account privileges and policies?82

FINANCIAL HIGHLIGHTS..........................................................83
Tax-Exempt Money Market ......................................................84
Insured Intermediate Tax Exempt ..............................................86
Insured Tax Exempt ...........................................................88
Insured Tax Exempt II ........................................................90
Single State Insured Tax Free ................................................92

         Arizona                    Maryland              New York
         California                 Massachusetts         North Carolina
         Colorado                   Michigan              Ohio
         Connecticut                Minnesota             Oregon
         Florida                    Missouri              Pennsylvania
         Georgia                    New Jersey            Virginia

                                       1
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                       This page intentionally left blank.

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------

This prospectus describes the First Investors Funds that invest primarily in tax exempt municipal securities.

Each individual Fund description in this prospectus has an "Overview" that provides a brief explanation of the Fund's objective, its principal investment strategies and principal risks, how it has performed, and its fees and expenses. To help you decide which Funds may be right for you, we have included in each Overview a section offering examples of who should consider buying the Fund. Each Fund description also contains a "Fund in Detail" section with more information on strategies and risks of the Fund.

If you are interested in a municipal bond fund that diversifies its assets nationally among bonds of different states, you should consider Insured Intermediate Tax Exempt, Insured Tax Exempt, or Insured Tax Exempt II.

If you are interested in a municipal bond fund that invests primarily in the bonds of a single state, you should consider one of our 18 single state insured tax exempt funds. Seventeen of these single state insured tax exempt funds are individual funds within the Multi-State Insured Tax Free Fund. The eighteenth is the New York Insured Tax Free Fund.

None of the Funds described in this prospectus pursues a strategy of allocating its assets among stocks, bonds, and money market instruments. For most investors, a complete program should include each of these asset classes. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

--------------------------------------------------------------------------------
FUND DESCRIPTIONS
--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks to earn a high rate of current income that is exempt from federal income tax, including the federal alternative minimum tax ("AMT"), consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies:

The Fund invests in high-quality, short-term municipal securities that are determined by the Fund's Adviser to present minimal credit risk. The Fund attempts to limit its investments to instruments which pay interest that is exempt from federal income tax, including the AMT. The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value ("NAV") of $1.00 per share. These regulatory requirements include stringent credit quality standards on investments, limits on the maturity of individual investments and the dollar-weighted average maturity of the entire portfolio, and diversification requirements.

Principal Risks:

While money market funds are designed to be relatively low-risk investments, they are not entirely free of risk. The following are the risks of investing in the Fund, which are common to all similar money market funds:

o The Fund's NAV could decline (below $1.00 per share) if there is a default by an issuer of one of the Fund's investments or a credit downgrade of one of the Fund's investments.

o The Fund's NAV could decline (below $1.00 per share) if there is a major change in interest rates.

o    The Fund's yield will decline as interest rates decline.

o There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

WHO SHOULD CONSIDER BUYING THE TAX-EXEMPT MONEY MARKET FUND?

The Tax-Exempt Money Market Fund is most appropriately used for that portion of your investment portfolio that you may need in the near future. Since the Fund limits its investments to high-quality, short-term securities, it generally has a lower risk profile, but also a lower yield than funds which invest in lower-quality, longer-term debt securities. It may be appropriate for you if you:

o Are seeking income that is exempt from federal income tax, including the AMT, and

o Are seeking a conservative investment that provides a high degree of credit quality.

The Tax-Exempt Money Market Fund is generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

HOW HAS THE TAX-EXEMPT MONEY MARKET FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses.

--------------------------------------------------------------------------------

                          TAX-EXEMPT MONEY MARKET FUND

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

3.24%   2.85%   3.00%   2.77%   2.61%   3.43%   2.17%   0.81%   0.34%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 0.91% (FOR THE QUARTER ENDED DECEMBER 31, 2000), AND THE LOWEST QUARTERLY RETURN WAS 0.06% (FOR THE QUARTER ENDED SEPTEMBER 30, 2003).

--------------------------------------------------------------------------------

The following table shows the average annual total returns for Class A shares and Class B shares. The returns are based upon the assumption that dividends and other distributions, if any, have been reinvested and that the maximum sales charge or contingent deferred sales charge ("CDSC") has been paid.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------
                                                                        Class B
                                                        Class A         (Life of
                       1 Year          5 Years        (10 Years)        Class*)
--------------------------------------------------------------------------------
Class A Shares            %               %                %              N/A
--------------------------------------------------------------------------------
Class B Shares            %               %               N/A              %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95.



WHAT ARE THE FEES AND EXPENSES OF THE TAX-EXEMPT MONEY MARKET FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(fees paid directly from your investment)     Class A Shares     Class B Shares*
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)                                             None                None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                         None               4.00%**
--------------------------------------------------------------------------------
*CLASS B SHARES OF THE TAX-EXEMPT MONEY MARKET FUND ARE NOT AVAILABLE FOR DIRECT INVESTMENT. THEY MAY BE ACQUIRED ONLY THROUGH AN EXCHANGE FROM THE CLASS B SHARES OF ANOTHER FIRST INVESTORS FUND. WHILE AN EXCHANGE WILL BE PROCESSED AT THE RELATIVE NAVS OF THE SHARES INVOLVED, ANY CDSC ON THE SHARES BEING EXCHANGED WILL CARRY OVER TO THE NEW SHARES.

** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                                     Total
                           Distribution              Annual
                            and Service              Fund
               Management    (12b-1)      Other    Operating   Fee        Net
                 Fees         Fees       Expenses   Expenses  Waivers  Expenses
                  (1)                      (2)        (2)       (1)       (2)
--------------------------------------------------------------------------------
Class A
Shares             %            %           %          %           %       %
--------------------------------------------------------------------------------
Class B
Shares             %            %           %          %           %       %
--------------------------------------------------------------------------------

(1) The Adviser has contractually agreed with the Fund's Board of Directors/Trustees ("Board") to waive Management Fees for the fiscal year ending December 31, 2005 to the extent that Total Annual Fund Operating Expenses exceed % for Class A shares and % for Class B shares. The Board may change or eliminate this fee waiver at any time.

(2) The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Other Expenses, Total Annual Fund Operating Expenses or Net Expenses.


Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                              One Year    Three Years    Five Years    Ten Years
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares                     $             $             $           $
--------------------------------------------------------------------------------
Class B shares                     $             $             $           $*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares                     $             $             $           $
--------------------------------------------------------------------------------
Class B shares                     $             $             $           $*
--------------------------------------------------------------------------------
*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE TAX-EXEMPT MONEY MARKET FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks to earn a high rate of current income that is exempt from federal income tax, including the AMT, consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies:

The Fund invests in high-quality, short-term municipal securities that are determined by the Fund's Adviser to present minimal credit risk. Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico, and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities. The issuer pays a fixed or variable rate of interest and must repay the amount borrowed (the "principal") at maturity.

The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value ("NAV") of $1.00 per share. These include requirements relating to the credit quality, maturity, and diversification of the Fund's investments. For example, to be an eligible investment for the Fund, a security must have a remaining maturity of 397 calendar days or less. The security must be rated in one of the two highest credit ratings categories for short-term securities by at least two nationally recognized statistical rating organizations (or by one, if only one rating service has rated the security), or, if unrated, be determined by the Fund's Adviser to be of a quality equivalent to those in the two highest credit ratings categories. The Fund must also maintain a dollar-weighted average portfolio maturity of 90 days or less.

The Fund invests significantly in variable rate demand notes and bonds. These investments may have maturities of more than 397 days, but have demand features, which allow the holder to demand payment of principal, plus accrued interest within a period of 397 days or less. The demand features have the effect of reducing the maturities of the instruments and qualifying them as eligible investments for the Fund. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. While this feature helps protect against a decline in the security's market price when interest rates go up, it lowers the Fund's income when interest rates fall.

The Fund also buys investments backed by credit enhancements, such as letters of credit, which are designed to give additional protection to investors. For example, if an issuer of a note does not have the credit rating usually required by the Fund, another company may use its higher credit rating to back up the credit of the issuer of the note by selling the issuer a letter of credit. A risk of investing in investments backed by a letter of credit is that the company issuing the letter of credit will not be able to fulfill its obligations to the Fund. In buying and selling securities, the Fund will consider ratings assigned by ratings services as well as its own credit analysis. The Fund considers, among other things, the issuer's cash flow generating capabilities, the issuer's yield and relative value, and the outlook for interest rates and the economy. In the case of instruments with demand features or credit enhancements, the Fund may consider the financial strength of the party providing the demand feature or credit enhancement, including any ratings assigned to such party. Although the Fund attempts to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, at times it may invest in instruments subject to federal income tax.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Although the Fund tries to maintain a $1.00 per share price, it may not be able to do so. It is therefore possible to lose money by investing in the Fund. Here are the principal risks of investing in the Tax-Exempt Money Market Fund:

Credit Risk:

The value of a debt instrument held by the Fund will decline if there is a default by the issuer of the instrument or there is a deterioration in the credit quality of the issuer or a provider of a credit support or a maturity-shortening structure for the instrument. This could cause the Fund's price to decline below $1.00 per share.

A municipal issuer's ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

     (i)   A downturn in the national or local economy;
     (ii) Adverse political or regulatory developments at the state or federal level;
     (iii) Erosion of taxes or other revenues supporting debt obligations;
     (iv) Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;
     (v)   Natural disasters, terrorist acts, or energy shortages;
     (vi) Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and
     (vii) In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

The amount of information about the financial condition of issuers of tax exempt debt is generally not as extensive as that which is made available by issuers of taxable debt.

Interest Rate Risk:

The Fund's share price could decline below $1.00 per share because of a change in interest rates. Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates. When interest rates rise, the market values of money market instruments decline, and when interest rates decline, the market values of money market instruments increase. The price volatility of money market instruments also depends on their maturities and durations. Generally, the shorter the maturity and duration of a money market instrument, the lesser its sensitivity to interest rates.

Yield Risk:

The yields received by the Fund on its investments will decline as interest rates decline.

Other Risks:

There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.

--------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax ("AMT").

Principal Investment Strategies:

The Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax and the AMT. The Fund invests primarily in municipal bonds, which are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Fund invests primarily in municipal bonds with intermediate maturities. These bonds are generally less volatile but also lower yielding than long-term municipal bonds. Under normal market conditions, the Fund attempts to maintain a portfolio with a dollar-weighted average maturity of between three and ten years. The Fund may invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.

Principal Risks:

The most significant risk of investing in the Fund is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, municipal bonds tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates, but are more volatile in price than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline.

To a lesser degree, an investment in the Fund is subject to credit risk. This is the risk that an issuer of the bonds, held by the Fund, may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Fund invests in municipal bonds that are insured against credit risk, the insurance does not eliminate credit risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Fund are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Fund, or the Fund's share price, both of which will fluctuate.

Investments in derivative securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses. There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE INSURED INTERMEDIATE TAX EXEMPT FUND?

The Insured Intermediate Tax Exempt Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking a conservative investment which provides a high degree of credit quality,

o Are seeking income that is exempt from federal income tax, including the AMT, and

o Are seeking a higher level of tax exempt income than is available from a tax exempt money market fund and are willing to assume some market volatility to achieve this goal.

The Insured Intermediate Tax Exempt Fund is generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

HOW HAS THE INSURED INTERMEDIATE TAX EXEMPT FUND PERFORMED?

The following information shows you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------

                      INSURED INTERMEDIATE TAX EXEMPT FUND

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

13.50%  4.07%   7.68%   6.47%   0.51%  10.11%   4.82%  12.67%   3.79%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 5.59% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -3.70% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------
                                                                        CLASS B
                                                        CLASS A        (LIFE OF
                                 1 YEAR    5 YEARS    (10 YEARS)        CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                 %         %            %             N/A

Return After Taxes on
Distributions                       %         %            %             N/A

Return After Taxes on
Distributions and Sale of
Fund Shares                         %         %            %             N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                 %         %           N/A             %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal
Bond Index (reflects no
deduction for fees, expenses
or taxes)                           %         %            %              %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

WHAT ARE THE FEES AND EXPENSES OF THE INSURED INTERMEDIATE TAX EXEMPT FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(fees paid directly from your investment)     Class A Shares      Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)                                             5.75%                None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                         None*              4.00%**
--------------------------------------------------------------------------------
*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                                      Total
                            Distribution              Annual
                            and Service                Fund
               Management     (12b-1)      Other     Operating     Fee        Net
                 Fees          Fees      Expenses    Expenses    Waivers    Expenses
                  (1)                       (2)        (2)         (1)        (2)
--------------------------------------------------------------------------------
Class A
Shares             %            %           %          %           %           %
--------------------------------------------------------------------------------
Class B
Shares             %            %           %          %           %           %
--------------------------------------------------------------------------------
(1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF
DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING
DECEMBER 31, 2005 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED
% FOR CLASS A SHARES AND % FOR CLASS B SHARES. THE BOARD MAY CHANGE OR ELIMINATE
THIS FEE WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S
CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS
CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL
ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.


Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                               One Year    Three Years    Five Years   Ten Years
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares                     $             $             $           $
--------------------------------------------------------------------------------
Class B shares                     $             $             $           $*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares                     $             $             $           $
--------------------------------------------------------------------------------
Class B shares                     $             $             $           $*
--------------------------------------------------------------------------------
*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE INSURED INTERMEDIATE TAX EXEMPT FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from federal income tax, including the AMT. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico, and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating in bonds of a particular state or municipality.

All municipal bonds in which the Fund invests are insured as to the timely payment of interest and principal by independent insurance companies, which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Group and Fitch IBCA. The Fund may purchase municipal bonds which have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Fund. While all municipal bonds held by the Fund are insured, not all securities held by the Fund may be insured. In general, the non-insured securities held by the Fund are limited to short-term investments. In any event, the insurance does not guarantee the market values of the bonds held by the Fund or the Fund's share price.

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Fund follows the strategy of investing in intermediate term municipal bonds, which are generally less volatile in price, but offer less yield than longer term bonds. Under normal market conditions, the Fund will attempt to maintain a portfolio with a dollar-weighted average maturity of between three and ten years. The Fund adjusts the duration of its portfolio based upon its outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond, but also the time value of money that will be received from the bond over its life. The Fund will generally adjust the duration of its portfolio by buying or selling municipal securities, including zero coupon bonds. For example, if the Fund believes that interest rates are likely to rise, it will generally attempt to reduce its duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

In selecting investments, the Fund considers, among other factors, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Fund attempts to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, at times it may invest in instruments subject to federal income tax.

The Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Fund may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return. Derivative securities are instruments that derive their values from other instruments, securities, or indices. Under normal circumstances, the Fund will not invest more than 10% of its net assets in derivative securities.

The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment or it falls short of the portfolio manager's expectations. The Fund will not necessarily sell an investment if its rating is reduced or there is a default by the issuer. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Insured Intermediate Tax Exempt Fund:

Interest Rate Risk:

The market values of municipal securities are affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.

Interest rate risk also includes the risk that the yields, received by the Fund on some of its investments, will decline as interest rates decline. The Fund buys investments with fixed maturities as well as investments that give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Fund will have to reinvest the proceeds in investments offering lower yields. The Fund also invests in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer's ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

     (i)   A downturn in the national or local economy;
     (ii) Adverse political or regulatory developments at the state or federal level;
     (iii) Erosion of taxes or other revenues supporting debt obligations;

     (iv) Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;
     (v)   Natural disasters, terrorist acts, or energy shortages;
     (vi) Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and
     (vii) In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

Although all of the municipal bonds purchased by the Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by the Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund. A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by the Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by the Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly.

Market Risk:

The Fund is subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Other Risks:

There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.

--------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax ("AMT").


Principal Investment Strategies:

The Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax and the AMT. The Fund invests primarily in municipal bonds that are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Fund generally invests in long-term bonds with maturities of fifteen years or more. The Fund may invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.

Principal Risks:

The most significant risk of investing in the Fund is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, municipal bonds tend to decline in price, and when interest rates fall, they tend to increase in price. In general, long-term bonds pay higher interest rates, but are more volatile in price than short- or intermediate-term bonds. When interest rates decline, the interest income received by the Fund may also decline.

To a lesser degree, an investment in the Fund is subject to credit risk. This is the risk that an issuer of the bonds, held by the Fund, may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Fund invests in municipal bonds that are insured against credit risk, the insurance does not eliminate credit risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Fund are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Fund or the Fund's share price, both of which will fluctuate.

Investments in derivative securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses. There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE INSURED TAX EXEMPT FUND?

The Insured Tax Exempt Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking a relatively conservative investment which provides a high degree of credit quality,

o Are seeking income that is exempt from federal income tax, including the AMT,

o Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility to achieve this goal, and

o    Have a long-term investment horizon and are able to ride out market cycles.

The Insured Tax Exempt Fund is generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

The Insured Tax Exempt Fund is not accepting purchase orders from new shareholders unless they are investing at least $1,000,000.

HOW HAS THE INSURED TAX EXEMPT FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------

                            INSURED TAX EXEMPT FUND

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

16.01%  2.81%   8.27%   5.62%  -3.63%  11.93%   3.51%  10.10%   4.50%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 6.44% (FOR THE QUARTER ENDED MARCH 31, 1995) AND THE LOWEST QUARTERLY RETURN WAS -5.43% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------
                                                                         CLASS B
                                                          CLASS A       (LIFE OF
                                   1 YEAR     5 YEARS    (10 YEARS)      CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  %           %           %             N/A

Return After Taxes on
Distributions                        %           %           %             N/A
Return After Taxes on
Distributions and Sale of Fund
Shares                               %           %           %             N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  %           %          N/A             %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)         %           %           %              %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

WHAT ARE THE FEES AND EXPENSES OF THE INSURED TAX EXEMPT FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(fees paid directly from your investment)     Class A Shares      Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)                                             5.75%                None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                         None*              4.00%**
--------------------------------------------------------------------------------
*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-------------------------------------------------------------------------------------
                          Distribution                Total
                              and                    Annual
                            Service                   Fund
               Management    (12b-1)     Other      Operating      Fee        Net
                 Fees         Fees      Expenses     Expenses     Waivers   Expenses
                 (1)                       (2)        (2)          (1)        (2)
-------------------------------------------------------------------------------------
Class A
Shares             %            %           %          %           %           %
-------------------------------------------------------------------------------------
Class B
Shares             %            %           %          %           %           %
-------------------------------------------------------------------------------------
(1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF
DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF % FOR THE
FISCAL YEAR ENDING DECEMBER 31, 2005 FOR CLASS A AND CLASS B SHARES. THE BOARD
MAY CHANGE OR ELIMINATE THIS FEE WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S
CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS
CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL
ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.


Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                               One Year   Three Years    Five Years    Ten Years
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares                     $             $             $           $
--------------------------------------------------------------------------------
Class B shares                     $             $             $           $*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares                     $             $             $           $
--------------------------------------------------------------------------------
Class B shares                     $             $             $           $*
--------------------------------------------------------------------------------
*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE INSURED TAX EXEMPT FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from federal income tax, including the AMT. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, their agencies and authorities, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating in bonds of a particular state or municipality.

All municipal bonds in which the Fund invests are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Group and Fitch IBCA. The Fund may purchase municipal bonds which have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Fund. While all municipal bonds held by the Fund are insured, not all securities held by the Fund may be insured. In general, the non-insured securities held by the Fund are limited to short-term investments. In any event, the insurance does not guarantee the market values of the bonds held by the Fund or the Fund's share price.

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Fund follows the strategy of investing in long-term municipal bonds, which are generally more volatile in price, but offer more yield than short- or intermediate-term bonds. The Fund generally purchases bonds with maturities of fifteen years or more. The Fund adjusts the duration of its portfolio based upon its outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond, but also the time value of money that will be received from the bond over its life. The Fund will generally adjust the duration of its portfolio by buying or selling municipal securities, including zero coupon bonds. For example, if the Fund believes that interest rates are likely to rise, it will generally attempt to reduce its duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

The Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Fund may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return. Derivative securities are instruments that derive their values from other instruments, securities, or indices. Under normal circumstances, the Fund will not invest more than 10% of its net assets in derivative securities.

In selecting investments, the Fund considers, among other factors, maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Fund attempts to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, at times it may invest in instruments subject to federal income tax.

The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment or it falls short of the portfolio manager's expectations. The Fund will not necessarily sell an investment if its rating is reduced or there is a default by the issuer. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund is so invested, it may not achieve its investment objective.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Insured Tax Exempt Fund:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.

Interest rate risk also includes the risk that the yields, received by the Fund on some of its investments, will decline as interest rates decline. The Fund buys investments with fixed maturities as well as investments that give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Fund will have to reinvest the proceeds in investments offering lower yields. The Fund also invests in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer's ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

     (i)   A downturn in the national or local economy;
     (ii) Adverse political or regulatory developments at the state or federal level;
     (iii) Erosion of taxes or other revenues supporting debt obligations;
     (iv) Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;
     (v)   Natural disasters, terrorist acts, or energy shortages;
     (vi) Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

     (vii) In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

Although all of the municipal bonds purchased by the Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by the Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund. A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by the Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by the Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly.

Market Risk:

The Fund is subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Other Risks:

There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.

--------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax ("AMT").

Principal Investment Strategies:

The Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax and the AMT. The Fund invests primarily in municipal bonds that are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Fund generally invests in long-term bonds with maturities of fifteen years or more. The Fund may invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.

Principal Risks:

The most significant risk of investing in the Fund is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, municipal bonds tend to decline in price, and when interest rates fall, they tend to increase in price. In general, long-term bonds pay higher interest rates, but are more volatile in price than short- or intermediate-term bonds. When interest rates decline, the interest income received by the Fund may also decline.

To a lesser degree, an investment in the Fund is subject to credit risk. This is the risk that an issuer of the bonds, held by the Fund, may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Fund invests in municipal bonds that are insured against credit risk, the insurance does not eliminate credit risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Fund are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Fund or the Fund's share price, both of which will fluctuate.

Investments in derivative securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses. There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE INSURED TAX EXEMPT FUND II?

The Insured Tax Exempt Fund II may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking a relatively conservative investment which provides a high degree of credit quality,

o Are seeking income that is exempt from federal income tax, including the AMT,

o Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility to achieve this goal, and

o    Have a long-term investment horizon and are able to ride out market cycles.

The Insured Tax Exempt Fund II is generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

HOW HAS THE INSURED TAX EXEMPT FUND II PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------

                           INSURED TAX EXEMPT FUND II

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

20.53%  4.11%  10.30%   7.39%  -1.92%  13.50%   5.43%  12.34%   5.04%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 8.06% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -5.64% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------
                                                                        CLASS B
                                                          CLASS A      (LIFE OF
                                   1 YEAR     5 YEARS    (10 YEARS)     CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  %           %           %            N/A

Return After Taxes on
Distributions                        %           %           %            N/A

Return After Taxes on
Distributions and Sale of Fund
Shares                               %           %           %            N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  %          N/A         N/A            %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)         %           %           %             %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 12/18/00. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/00 TO 12/31/04.

WHAT ARE THE FEES AND EXPENSES OF THE INSURED TAX EXEMPT FUND II?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees                              Class A Shares      Class B Shares
(fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)                                             5.75%                None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                         None*              4.00%**
--------------------------------------------------------------------------------
*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                           Distribution           Total
                              and                 Annual
                            Service               Fund
               Management   (12b-1)    Other    Operating     Fee       Net
                 Fees        Fees     Expenses   Expenses   Waivers  Expenses
                  (1)                   (2)        (2)        (1)      (2)
--------------------------------------------------------------------------------
Class A
Shares             %           %         %          %          %        %
--------------------------------------------------------------------------------
Class B
Shares             %           %         %          %          %        %
--------------------------------------------------------------------------------
(1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED % FOR CLASS A SHARES AND % FOR CLASS B SHARES. THE BOARD MAY CHANGE OR ELIMINATE THIS FEE WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.


Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                               One Year   Three Years    Five Years   Ten Years
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares                     $             $             $           $
--------------------------------------------------------------------------------
Class B shares                     $             $             $           $*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares                     $             $             $           $
--------------------------------------------------------------------------------
Class B shares                     $             $             $           $*
--------------------------------------------------------------------------------
*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE INSURED TAX EXEMPT FUND II'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?


Objective:

The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from federal income tax, including the AMT. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, their agencies and authorities, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating in bonds of a particular state or municipality.

All municipal bonds in which the Fund invests are insured as to the timely payment of interest and principal by independent insurance companies, which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Group and Fitch IBCA. The Fund may purchase municipal bonds which have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Fund. While all municipal bonds held by the Fund are insured, not all securities held by the Fund may be insured. In general, the non-insured securities held by the Fund are limited to short-term investments. In any event, the insurance does not guarantee the market values of the bonds held by the Fund or the Fund's share price.

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Fund follows the strategy of investing in long-term municipal bonds, which are generally more volatile in price, but offer more yield than short- or intermediate-term bonds. The Fund generally purchases bonds with maturities of fifteen years or more. The Fund adjusts the duration of its portfolio based upon its outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond, but also the time value of money that will be received from the bond over its life. The Fund will generally adjust the duration of its portfolio by buying or selling municipal securities, including zero coupon bonds. For example, if the Fund believes that interest rates are likely to rise, it will generally attempt to reduce its duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

The Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Fund may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return. Derivative securities are instruments that derive their values from other instruments, securities, or indices. Under normal circumstances, the Fund will not invest more than 10% of its net assets in derivative securities.

In selecting investments, the Fund considers, among other factors, maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Fund attempts to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, at times it may invest in instruments subject to federal income tax.

The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment or it falls short of the portfolio manager's expectations. The Fund will not necessarily sell an investment if its rating is reduced or there is a default by the issuer.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Insured Tax Exempt Fund II:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.

Interest rate risk also includes the risk that the yields, received by the Fund on some of its investments, will decline as interest rates decline. The Fund buys investments with fixed maturities as well as investments that give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Fund will have to reinvest the proceeds in investments offering lower yields. The Fund also invests in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer's ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

     (i)   A downturn in the national or local economy;
     (ii) Adverse political or regulatory developments at the state or federal level;
     (iii) Erosion of taxes or other revenues supporting debt obligations;

     (iv) Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;
     (v)   Natural disasters, terrorist acts, or energy shortages;
     (vi) Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and
     (vii) In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

Although all of the municipal bonds purchased by the Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by the Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund. A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by the Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by the Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly.

Market Risk:

The Fund is subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Other Risks:

There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.

--------------------------------------------------------------------------------
SINGLE STATE INSURED TAX FREE FUNDS
--------------------------------------------------------------------------------

OVERVIEW

Objectives:

The New York Insured Tax Free Fund ("New York Fund") and each Fund of the Multi-State Insured Tax Free Fund (collectively with the New York Fund, the "Single State Insured Tax Free Funds" or "Funds") seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax ("AMT").

Principal Investment Strategies:

Each Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax, the AMT, and any applicable income tax for individual residents of a particular state. Each Fund generally concentrates its investments in municipal bonds issued by a single state. For example, the New York Fund generally invests in New York municipal securities, the New Jersey Fund generally invests in New Jersey municipal securities, and so on. Each Fund, other than the Minnesota Fund, may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions or territories such as Puerto Rico, if the interest produced is exempt from state income taxes for residents of the particular state. Under normal circumstances, the Minnesota Fund will invest only in Minnesota obligations. The Florida Fund invests only in municipal bonds that are not subject to the Florida intangible personal property tax (which may include municipal securities issued by U.S. commonwealths, possessions or territories). The Funds primarily invest in municipal bonds which are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Funds generally invest in long-term bonds with maturities of fifteen years or more. Each of the Funds may invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.

Principal Risks:

The most significant risk of investing in the Funds is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates, but are more volatile than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline.

An investment in any of the Funds is also subject to credit risk. This is the risk that the issuer of the bonds may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Funds invest in municipal bonds that are insured against credit risk, the insurance does not eliminate this risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Funds are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Funds, or their share prices, both of which will fluctuate.

Since each Fund invests primarily in the municipal securities of a particular state, its performance is particularly affected by local, state and regional factors. This is called concentration risk.

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING A SINGLE STATE INSURED TAX FREE FUND?

A Single State Insured Tax Free Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking a relatively conservative investment which provides a high degree of credit quality,

o Are seeking income that is exempt from federal income tax, including the AMT, and from state income tax for individual residents of a particular state,

o Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

o    Have a long-term investment horizon and are able to ride out market cycles.

The Single State Insured Tax Free Funds are generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

HOW HAVE THE SINGLE STATE INSURED TAX FREE FUNDS PERFORMED?

The following information shows how each Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in each of the Funds. A Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the performance of each Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). Each Fund also has Class B shares. The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

--------------------------------------------------------------------------------

                                    ARIZONA

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

18.41%  3.69%   9.28%   6.17%  -1.88%  10.89%   4.56%  10.12%   4.77%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 8.03% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -6.24% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                                         CLASS B
                                                           CLASS A      (LIFE OF
                                   1 YEAR      5 YEARS     (10 YEARS)    CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                   %           %           %            N/A

Return After Taxes on
Distributions                         %           %           %            N/A
Return After Taxes on
Distributions and Sale of Fund
Shares                                %           %           %            N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                   %           %          N/A            %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)          %           %           %             %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

--------------------------------------------------------------------------------

                                   CALIFORNIA

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

18.16%  3.91%   9.66%   6.31%  -2.88%  13.56%   3.78%  10.53%   4.45%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.28% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -5.57% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                                         CLASS B
                                                           CLASS A      (LIFE OF
                                    1 YEAR     5 YEARS    (10 YEARS)     CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                    %          %           %            N/A

Return After Taxes on
Distributions                          %          %           %            N/A

Return After Taxes on
Distributions and Sale of Fund
Shares                                 %          %           %            N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                    %          %          N/A            %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction for
fees, expenses or taxes)               %          %           %             %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

--------------------------------------------------------------------------------

                                    COLORADO

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

18.25%  4.57%   9.37%   6.27%  -2.15%  11.71%   5.24%  10.76%   5.09%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.79% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -6.51% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                                        CLASS B
                                                          CLASS A       (LIFE OF
                                   1 YEAR     5 YEARS   (10 YEARS)      CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  %           %           %            N/A

Return After Taxes on
Distributions                        %           %           %            N/A
Return After Taxes on
Distributions and Sale of Fund
Shares                               %           %           %            N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  %           %          N/A            %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)         %           %           %             %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

--------------------------------------------------------------------------------

                                  CONNECTICUT

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

17.18%  3.37%   8.77%   6.15%  -1.93%   10.45%  4.26%   9.86%   4.19%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.41% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -6.33% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                                        Class B
                                                         CLASS A       (Life of
                                   1 YEAR     5 YEARS   (10 YEARS)      Class*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  %           %           %            N/A

Return After Taxes on
Distributions                        %           %           %            N/A

Return After Taxes on
Distributions and Sale of Fund
Shares                               %           %           %            N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  %           %          N/A            %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)         %           %           %             %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

--------------------------------------------------------------------------------

                                    FLORIDA

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

18.77%  3.34%   9.18%   6.09%  -2.93%  11.61%   4.25%  10.48%   4.19%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.39% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -5.76% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                                        CLASS B
                                                          CLASS A       (LIFE OF
                                   1 YEAR     5 YEARS   (10 YEARS)      CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  %           %           %            N/A

Return After Taxes on
Distributions                        %           %           %            N/A

Return After Taxes on
Distributions and Sale of Fund
Shares                               %           %           %            N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  %           %          N/A            %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)         %           %           %             %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

--------------------------------------------------------------------------------

                                    GEORGIA

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

18.40%  3.94%  10.00%   6.08%  -3.04%  13.61%   4.52%  10.84%   4.94%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.19% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -5.48% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                                        CLASS B
                                                         CLASS A        (LIFE OF
                                   1 YEAR     5 YEARS   (10 YEARS)      CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  %           %           %            N/A

Return After Taxes on
Distributions                        %           %           %            N/A

Return After Taxes on
Distributions and Sale of Fund
Shares                               %           %           %            N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  %           %          N/A            %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)         %           %           %             %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

--------------------------------------------------------------------------------

                                    MARYLAND

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

17.50%  3.33%   9.59%   6.38%  -2.54%  12.05%   3.95%  10.10%   4.47%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.02% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -5.79% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                                        CLASS B
                                                         CLASS A        (LIFE OF
                                   1 YEAR     5 YEARS   (10 YEARS)      CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  %           %           %            N/A

Return After Taxes on
Distributions                        %           %           %            N/A

Return After Taxes on
Distributions and Sale of Fund
Shares                               %           %           %            N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  %           %          N/A            %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)         %           %           %             %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

--------------------------------------------------------------------------------

                                 MASSACHUSETTS

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

17.07%  2.99%   8.27%   5.33%  -2.39%  11.83%   4.15%  10.26%   4.86%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 6.54% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -4.80% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                                        CLASS B
                                                         CLASS A        (LIFE OF
                                   1 YEAR     5 YEARS   (10 YEARS)      CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  %           %           %            N/A

Return After Taxes on
Distributions                        %           %           %            N/A

Return After Taxes on
Distributions and Sale of Fund
Shares                               %           %           %            N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  %           %          N/A            %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)         %           %           %             %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

--------------------------------------------------------------------------------

                                    MICHIGAN

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

17.47%  3.37%   9.37%   5.60%  -2.63%  10.96%   3.89%   9.93%   4.66%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.48% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -5.94% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                                        CLASS B
                                                         CLASS A        (LIFE OF
                                   1 YEAR     5 YEARS   (10 YEARS)      CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  %           %           %            N/A

Return After Taxes on
Distributions                        %           %           %            N/A

Return After Taxes on
Distributions and Sale of Fund
Shares                               %           %           %            N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  %           %          N/A            %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)         %           %           %             %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

--------------------------------------------------------------------------------

                                   MINNESOTA

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

15.68%  3.47%   8.57%   6.23%  -1.65%  11.08%   4.47%   9.57%   4.91%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 6.88% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -5.56% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                                        CLASS B
                                                         CLASS A        (LIFE OF
                                   1 YEAR     5 YEARS   (10 YEARS)      CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  %           %           %            N/A

Return After Taxes on
Distributions                        %           %           %            N/A

Return After Taxes on
Distributions and Sale of Fund
Shares                               %           %           %            N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  %           %          N/A            %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)         %           %           %             %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

--------------------------------------------------------------------------------

                                    MISSOURI

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

18.55%  3.84%   9.44%   6.59%  -2.02%  12.21%   4.17%  11.16%   5.43%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.76% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -6.36% (FOR THE QUARTER ENDED MARCH 31, 1994).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                                        CLASS B
                                                         CLASS A        (LIFE OF
                                   1 YEAR     5 YEARS   (10 YEARS)      CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  %           %           %            N/A

Return After Taxes on
Distributions                        %           %           %            N/A

Return After Taxes on
Distributions and Sale of Fund
Shares                               %           %           %            N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  %           %          N/A            %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)         %           %           %             %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

--------------------------------------------------------------------------------

                                   NEW JERSEY

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

16.41%  3.09%   8.36%   5.84%  -2.05%  10.41%   4.06%   9.72%   4.28%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 6.78% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -5.36% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                                        CLASS B
                                                         CLASS A        (LIFE OF
                                   1 YEAR     5 YEARS   (10 YEARS)      CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  %           %           %            N/A

Return After Taxes on
Distributions                        %           %           %            N/A

Return After Taxes on
Distributions and Sale of Fund
Shares                               %           %           %            N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  %           %          N/A            %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)         %           %           %             %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

--------------------------------------------------------------------------------

                                    NEW YORK

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

15.45%  2.95%   7.82%   5.59%  -3.67%  12.41%   3.14%  10.45%   4.37%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 6.62% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -4.28% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                                        CLASS B
                                                         CLASS A        (LIFE OF
                                   1 YEAR     5 YEARS   (10 YEARS)      CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  %           %           %            N/A

Return After Taxes on
Distributions                        %           %           %            N/A

Return After Taxes on
Distributions and Sale of Fund
Shares                               %           %           %            N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  %           %          N/A            %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)         1%          %           %             %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

--------------------------------------------------------------------------------

                                 NORTH CAROLINA

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

18.72%  3.68%   9.56%   6.72%  -2.35%  12.45%   3.94%  10.58%   5.11%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.85% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -6.89% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                                        CLASS B
                                                         CLASS A        (LIFE OF
                                   1 YEAR     5 YEARS   (10 YEARS)      CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  %           %           %            N/A

Return After Taxes on
Distributions                        %           %           %            N/A

Return After Taxes on
Distributions and Sale of Fund
Shares                               %           %           %            N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  %           %          N/A            %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)         %           %           %             %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

--------------------------------------------------------------------------------

                                      OHIO

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

17.34%  4.23%   8.64%   5.26%  -1.77%  11.32%   4.05%  10.79%   4.82%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.29% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -5.77% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                                        CLASS B
                                                         CLASS A        (LIFE OF
                                   1 YEAR     5 YEARS   (10 YEARS)      CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  %           %           %            N/A

Return After Taxes on
Distributions                        %           %           %            N/A

Return After Taxes on
Distributions and Sale of Fund
Shares                               %           %           %            N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  %           %          N/A            %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)         %           %           %             %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

--------------------------------------------------------------------------------

                                     OREGON

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

17.99%  3.68%   9.97%   6.29%  -1.95%  11.04%   4.05%  10.04%   4.63%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.62% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -6.85% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                                        CLASS B
                                                         CLASS A        (LIFE OF
                                   1 YEAR     5 YEARS   (10 YEARS)      CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  %           %           %            N/A

Return After Taxes on
Distributions                        %           %           %            N/A

Return After Taxes on
Distributions and Sale of Fund
Shares                               %           %           %            N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  %           %          N/A            %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)         %           %           %             %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

--------------------------------------------------------------------------------

                                  PENNSYLVANIA

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

18.29%  3.39%   9.14%   5.23%  -2.24%  11.29%   4.47%  10.72%   4.17%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.78% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -5.90% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                                        CLASS B
                                                         CLASS A        (LIFE OF
                                   1 YEAR     5 YEARS   (10 YEARS)      CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  %           %           %            N/A

Return After Taxes on
Distributions                        %           %           %            N/A

Return After Taxes on
Distributions and Sale of Fund
Shares                               %           %           %            N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  %           %          N/A            %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)         %           %           %             %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

--------------------------------------------------------------------------------

                                    VIRGINIA

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

17.42%  3.47%   9.03%   5.69%  -2.62%  11.46%   4.04%  10.14%   4.62%     %
1995    1996    1997    1998    1999    2000    2001    2002    2003   2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.01% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -5.89% (FOR THE QUARTER ENDED MARCH 31, 1994).

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                                        CLASS B
                                                         CLASS A        (LIFE OF
                                   1 YEAR     5 YEARS   (10 YEARS)      CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  %           %           %            N/A

Return After Taxes on
Distributions                        %           %           %            N/A

Return After Taxes on
Distributions and Sale of Fund
Shares                               %           %           %            N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  %           %          N/A            %
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)         %           %           %             %
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

WHAT ARE THE FEES AND EXPENSES OF THE SINGLE STATE INSURED TAX FREE FUNDS?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

--------------------------------------------------------------------------------
Shareholder fees
(fees paid directly from your investment)   Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**
--------------------------------------------------------------------------------
*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                           Distribution            Total
                                and                Annual
                              Service              Fund
                 Management   (12b-1)    Other   Operating      Fee        Net
                    Fees       Fees    Expenses   Expenses    Waivers   Expenses
                     (1)                  (2)        (2)         (1)       (2)
--------------------------------------------------------------------------------
ARIZONA FUND
Class A Shares        %          %          %          %          %         %
Class B Shares        %          %          %          %          %         %
--------------------------------------------------------------------------------
CALIFORNIA FUND
Class A Shares        %          %          %          %          %         %
Class B Shares        %          %          %          %          %         %
--------------------------------------------------------------------------------
COLORADO FUND
Class A Shares        %          %          %          %          %         %
Class B Shares        %          %          %          %          %         %
--------------------------------------------------------------------------------
CONNECTICUT FUND
Class A Shares        %          %          %          %          %         %
Class B Shares        %          %          %          %          %         %
--------------------------------------------------------------------------------
FLORIDA FUND
Class A Shares        %          %          %          %          %         %
Class B Shares        %          %          %          %          %         %
--------------------------------------------------------------------------------
GEORGIA FUND
Class A Shares        %          %          %          %          %         %
Class B Shares        %          %          %          %          %         %
--------------------------------------------------------------------------------
MARYLAND FUND
Class A Shares        %          %          %          %          %         %
Class B Shares        %          %          %          %          %         %
--------------------------------------------------------------------------------
MASSACHUSETTS FUND
Class A Shares        %          %          %          %          %         %
Class B Shares        %          %          %          %          %         %
--------------------------------------------------------------------------------
MICHIGAN FUND
Class A Shares        %          %          %          %          %         %
Class B Shares        %          %          %          %          %         %
--------------------------------------------------------------------------------
MINNESOTA FUND
Class A Shares        %          %          %          %          %         %
Class B Shares        %          %          %          %          %         %
--------------------------------------------------------------------------------
MISSOURI FUND
Class A Shares        %          %          %          %          %         %
Class B Shares        %          %          %          %          %         %
--------------------------------------------------------------------------------
NEW JERSEY FUND
Class A Shares        %          %          %          %          %         %
Class B Shares        %          %          %          %          %         %
--------------------------------------------------------------------------------
NEW YORK FUND
Class A Shares        %          %          %          %          %         %
Class B Shares        %          %          %          %          %         %
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Distribution            Total
                                and                Annual
                              Service              Fund
                 Management   (12b-1)    Other   Operating      Fee        Net
                    Fees       Fees    Expenses   Expenses    Waivers   Expenses
                     (1)                  (2)        (2)         (1)       (2)
--------------------------------------------------------------------------------
NORTH CAROLINA FUND
Class A Shares        %          %          %          %          %         %
Class B Shares        %          %          %          %          %         %
--------------------------------------------------------------------------------
OHIO FUND
Class A Shares        %          %          %          %          %         %
Class B Shares        %          %          %          %          %         %
--------------------------------------------------------------------------------
OREGON FUND
Class A Shares        %          %          %          %          %         %
Class B Shares        %          %          %          %          %         %
--------------------------------------------------------------------------------
PENNSYLVANIA FUND
Class A Shares        %          %          %          %          %         %
Class B Shares        %          %          %          %          %         %
--------------------------------------------------------------------------------
VIRGINIA FUND
Class A Shares        %          %          %          %          %         %
Class B Shares        %          %          %          %          %         %
--------------------------------------------------------------------------------

(1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS A SHARES EXCEED % FOR ARIZONA FUND, % FOR CALIFORNIA FUND, % FOR COLORADO FUND, % FOR CONNECTICUT FUND, % FOR FLORIDA FUND, % FOR GEORGIA FUND, % FOR MARYLAND FUND, % FOR MASSACHUSETTS FUND, % FOR MICHIGAN FUND, % FOR MINNESOTA FUND, % FOR MISSOURI FUND, % FOR NEW JERSEY FUND, % FOR NORTH CAROLINA FUND, % FOR OHIO FUND, % FOR OREGON FUND, % FOR PENNSYLVANIA FUND, AND % FOR VIRGINIA FUND AND THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS B SHARES EXCEED % FOR ARIZONA FUND, % FOR CALIFORNIA FUND, % FOR COLORADO FUND, % FOR CONNECTICUT FUND, % FOR FLORIDA FUND, % FOR GEORGIA FUND, % FOR MARYLAND FUND, % MASSACHUSETTS FUND, % FOR MICHIGAN FUND, % FOR MINNESOTA FUND, % FOR MISSOURI FUND, % FOR NEW JERSEY FUND, % FOR NORTH CAROLINA FUND, % FOR OHIO FUND, % FOR OREGON FUND, % PENNSYLVANIA FUND, AND % FOR VIRGINIA FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD TO WAIVE MANAGEMENT FEES IN EXCESS OF % FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005 FOR NEW YORK FUND'S CLASS A AND CLASS B SHARES. THE BOARD MAY CHANGE OR ELIMINATE THESE FEE WAIVERS AT ANY TIME.

(2) EACH FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------
                              ONE YEAR    THREE YEARS    FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
ARIZONA FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
CALIFORNIA FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
COLORADO FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
CONNECTICUT FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
FLORIDA FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
GEORGIA FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
MARYLAND FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
MASSACHUSETTS FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
MICHIGAN FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
MINNESOTA FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
MISSOURI FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
NEW JERSEY FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              ONE YEAR    THREE YEARS    FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
NEW YORK FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
NORTH CAROLINA FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
OHIO FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
OREGON FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
PENNSYLVANIA FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
VIRGINIA FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
                              ONE YEAR    THREE YEARS    FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
ARIZONA FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
CALIFORNIA FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
COLORADO FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
CONNECTICUT FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
FLORIDA FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
GEORGIA FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
MARYLAND FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
MASSACHUSETTS FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
MICHIGAN FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
MINNESOTA FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
MISSOURI FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
NEW JERSEY FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
NEW YORK FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
NORTH CAROLINA FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              ONE YEAR    THREE YEARS    FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
OHIO FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
OREGON FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
PENNSYLVANIA FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
VIRGINIA FUND
Class A shares                     $             $             $            $
Class B shares                     $             $             $            $*
--------------------------------------------------------------------------------
*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUNDS IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS' OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objectives:

Each of the Single State Insured Tax Free Funds seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state listed in the name of the Fund. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, their agencies and authorities, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from any applicable state income tax for individual residents of the state. For example, the New York Fund generally invests in New York bonds, the New Jersey Fund generally invests in New Jersey bonds, and so on. However, each Fund, other than the Minnesota Fund, may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. Under normal circumstances, the Minnesota Fund will invest only in Minnesota municipal obligations. In certain cases, the interest paid by a Fund may also be exempt from local taxes. For example, for resident shareholders of New York, any interest paid by the New York Fund would also be exempt from New York City tax. There is no state income tax in Florida. However, the Florida Fund is managed so that investments in the Florida Fund will not be subject to the Florida intangible personal property tax.

All municipal bonds in which the Funds invest are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Group and Fitch IBCA. The Funds may purchase municipal bonds which have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds. While all municipal bonds held by each Fund are insured, not all securities held by each Fund may be insured. In general, the non-insured securities held by the Funds are limited to short-term investments. In any event, the insurance does not guarantee the market values of the bonds held by the Funds or the Funds' share price.

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Funds follow the strategy of investing in long term municipal bonds, which are generally more volatile in price, but offer more yield than short- or intermediate-term bonds. The Funds generally purchase bonds with maturities of fifteen years or more. The Funds adjust the duration of their portfolios based upon their outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond, but also the time value of money that will be received from the bond over its life. The Funds will generally adjust the duration of their portfolios by buying or selling municipal securities, including zero coupon bonds. For example, if the Funds believe that interest rates are likely to rise, they will generally attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential returns. Derivative securities are instruments that derive their values from other instruments, securities, or indices. Under normal circumstances, each Fund will not invest more than 10% of its net assets in derivative securities.

In selecting investments, the Funds consider, among other factors, maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Funds attempt to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, and the income tax of a particular state, at times it may invest in securities subject to federal and state income tax.

The Funds will usually sell investments when there are changes in the interest rate environment that are adverse to the investments or they fall short of the portfolio manager's expectations. The Funds will not necessarily sell investments if their ratings are reduced or there is a default by the issuer. The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Funds are so invested, they may not achieve their investment objective.

Information on the Funds' recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Single State Insured Tax Free Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.

Interest rate risk also includes the risk that the yields, received by the Funds on some of their investments, will decline as interest rates decline. The Funds buy investments with fixed maturities as well as investments that give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer's ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

     (i)   A downturn in the national or local economy;
     (ii) Adverse political or regulatory developments at the state or federal level;
     (iii) Erosion of taxes or other revenues supporting debt obligations;
     (iv) Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;
     (v)   Natural disasters, terrorist acts, or energy shortages;
     (vi) Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and
     (vii) In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

Although all of the municipal bonds purchased by each Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by each Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund. A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by each Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly.

Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could impair investor confidence in municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County.

Market Risk:

The Funds are subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Other Risks:

There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Funds. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2004, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $ billion. FIMCO supervises all aspects of each Fund's operations.

For the fiscal year ended December 31, 2004, FIMCO received advisory fees, net of waiver (if any), as follows: % of average daily net assets for Tax-Exempt Money Market Fund; % of average daily net assets for Insured Intermediate Tax Exempt Fund; % of average daily net assets for Insured Tax Exempt Fund; % of average daily net assets for Insured Tax Exempt Fund II; % of average daily net assets for Arizona Fund; % of average daily net assets for California Fund; % of average daily net assets for Colorado Fund; % of average daily net assets for Connecticut Fund; % of average daily net assets for Florida Fund; % of average daily net assets for Georgia Fund; % of average daily net assets for Maryland Fund; % of average daily net assets for Massachusetts Fund; % of average daily net assets for Michigan Fund; % of average daily net assets for Minnesota Fund; % of average daily net assets for Missouri Fund; % of average daily net assets for New Jersey Fund; % of average daily net assets for New York Fund; % of average daily net assets for North Carolina Fund; % of average daily net assets for Ohio Fund; % of average daily net assets for Oregon Fund; % of average daily net assets for Pennsylvania Fund; and % of average daily net assets for Virginia Fund.

Clark D. Wagner, Director of Fixed Income, serves as Portfolio Manager of each of the Funds (except for the Tax-Exempt Money Market Fund) and is the Co-Portfolio Manager of the Insured Intermediate Tax Exempt Fund. Mr. Wagner also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

Robert Morgan serves as the other Co-Portfolio Manager of the Insured Intermediate Tax Exempt Fund. Mr. Morgan joined FIMCO in 2000 as a municipal bond trader. Prior to joining FIMCO, Mr. Morgan was employed by Citibank Global Asset Management (1999-2000) as a municipal trader where he worked on trust and corporate accounts and money market funds. Prior to that, Mr. Morgan worked as a sales and trading assistant at George K. Baum & Company (1998-1999).

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of each of the Funds, except for the Tax-Exempt Money Market Fund, are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Directors/Trustees of the Funds.

The Funds may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; or (c) the security is illiquid or does not trade frequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; or movements in similar securities.

In the event that a security is priced using fair value pricing, a Fund's value for that security is likely to be different than the security's last reported market sale price quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

The Tax-Exempt Money Market Fund values its assets using the amortized cost method which is intended to permit the Fund to maintain a stable $1.00 per share for each class of shares.

HOW DO I BUY SHARES?

You may buy shares of a Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Woodbridge, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Woodbridge, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

--------------------------------------------------------------------------------
                                 CLASS A SHARES*

Class A shares of each Fund, except Tax-Exempt Money Market Fund, are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below. Tax-Exempt Money Market Fund's Class A shares are sold at NAV without any initial or deferred sales charge.
                                  SALES CHARGE AS A           SALES CHARGE AS A
                                PERCENTAGE OF OFFERING        PERCENTAGE OF NET
      YOUR INVESTMENT                   PRICE                  AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                       5.75%                      6.10%
--------------------------------------------------------------------------------
$100,000 - $249,999                      4.50                       4.71
--------------------------------------------------------------------------------
$250,000 - $499,999                      3.50                       3.63
--------------------------------------------------------------------------------
$500,000 - $999,999                      2.50                       2.56
--------------------------------------------------------------------------------
$1,000,000 or more                       0**                         0**
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* If you were a shareholder of the Insured Tax Exempt Fund II prior to December 18, 2000, you will continue to be able to purchase additional Class A shares of the Fund at a lower sales charge which was then in effect for as long as you maintain your investment in the Fund - that is, a sales charge (expressed as a percentage of offering price) of 4.75% on investments of less than $100,000; 3.90% on investments of $100,000-$249,999; 2.90% on investments of $250,000-$499,999; and 2.40% on investments of $500,000-$999,999.

**If you invest $1,000,000 or more in Class A shares, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00%. Your shares may also be subject to a CDSC of 1.00% for 24 months, if they were purchased during a sales promotion in which the normal front-end sales charge had been waived.



--------------------------------------------------------------------------------
                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.
                                     CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                            OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                              4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                              3
--------------------------------------------------------------------------------
In the 5th year                                         2
--------------------------------------------------------------------------------
In the 6th year                                         1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                        0
--------------------------------------------------------------------------------

*There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Class B shares of the Tax-Exempt Money Market Fund are not available for direct investment. They may be acquired only through an exchange from the Class B shares of another First Investors Fund. While an exchange will be processed at the relative NAVs of the shares involved, any CDSC on the shares being exchanged will carry over to the new shares.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discounts under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares for our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) For example, if you already own shares of First Investors Funds worth $100,000, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You can also add to your LOI all Eligible Accounts which share your address of record at the time you enter the LOI. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

For more information on ROAs and LOIs, ask for our Shareholder Manual or visit us at our website at www.firstinvestors.com. As further described in the Shareholder Manual, sales charges and CDSCs may also be reduced or waived under certain other circumstances and for certain groups.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUNDS' POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUNDS?

With the exception of the Tax-Exempt Money Market Fund, each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Directors/Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds. These policies and procedures apply uniformly to all accounts. However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy. The Funds also reserve the right to reject exchanges that in the Funds' view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUNDS?

In the case of all of the Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

The Insured Intermediate Tax Exempt Fund, Insured Tax Exempt Fund, Insured Tax Exempt Fund II, and the Single State Insured Tax Free Funds will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be distributed on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gain.

The Tax-Exempt Money Market Fund will declare daily, and pay monthly, dividends from net investment income, which generally consists of interest income on investments, plus or minus all realized short-term gains and losses on the Fund's securities, less expenses. The Tax-Exempt Money Market Fund does not expect to realize any long-term capital gains.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the AMT. However, the Funds reserve the right to buy securities that may produce taxable income to shareholders.

Generally, dividends paid by the Single State Insured Tax Free Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state listed in the Fund's name and, in certain cases, from local income taxes. For Florida residents, investments in the Florida Fund should be exempt from the Florida intangible personal property tax. For Minnesota residents, exempt interest dividends paid to shareholders from the Minnesota Fund that are derived from specified Minnesota obligations are exempt from the regular Minnesota personal income tax only if 95% or more of the exempt interest dividends paid by the Minnesota Fund are derived from specified Minnesota obligations.

Distributions of long-term capital gains (if any) by a Fund are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If the Tax-Exempt Money Market Fund maintains a stable share price of $1.00, your sale or exchange of that Fund's shares will not result in recognition of any taxable gain or loss.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $1.00          $.034           $ --           $.034        $.034       $ --      $.034
2001            1.00           .022             --            .022         .022         --       .022
2002            1.00           .008             --            .008         .008         --       .008
2003            1.00           .003             --            .003         .003         --       .003
2004

CLASS B

2000           $1.00          $.026           $ --           $.026        $.026       $ --      $.026
2001            1.00           .014             --            .014         .014         --       .014
2002            1.00           .001             --            .001         .001         --       .001
2003            1.00             --             --              --           --         --         --
2004
--------------------------------------------------------------------------------------------------------------

*   CALCULATED WITHOUT SALES CHARGES.

+   NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

---------------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL        NET                                                          PORTFOLIO
ASSET           RETURN*      ASSETS AT      RATIO TO AVERAGE                              TURNOVER
VALUE AT        (%)          END OF         NET ASSETS+                                   RATE(%)
END OF                       PERIOD                                RATIO TO AVERAGE
PERIOD                       (IN THOU-    Expenses  Net            NET ASSETS
                             SANDS)       (%)       Investment     BEFORE EXPENSES
                                                    Income(%)      WAIVED OR ASSUMED

                                                                Expenses       Net
                                                                (%)            Investment
                                                                               Income
                                                                               (Loss)(%)
CLASS A

$1.00           3.43       $17,553        .80         3.38      1.09            3.09         N/A
 1.00           2.17        20,185        .80         2.10       .88            2.02         N/A
 1.00            .81        18,409        .80          .81       .92             .69         N/A
 1.00            .34        16,902        .75          .35      1.11            (.01)        N/A

CLASS B

$1.00           2.66          $140       1.55         2.63      1.84            2.34         N/A
 1.00           1.41            30       1.55         1.35      1.63            1.27         N/A
 1.00            .12            64       1.48          .13      1.60             .01         N/A
 1.00             --            64       1.10           --      1.46            (.36)        N/A

---------------------------------------------------------------------------------------------------------


                                                         ------------------------------------------------
                                                                             TAX-EXEMPT MONEY MARKET FUND
                                                         ------------------------------------------------

--------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $5.81          $.254          $.319           $.573        $.252      $.031      $.283
2001            6.10           .243           .049            .292         .245       .137       .382
2002            6.01           .208           .543            .751         .208       .103       .311
2003            6.45           .150           .092            .242         .149       .043       .192
2004

CLASS B

2000           $5.82          $.208          $.315           $.523        $.202      $.031      $.233
2001            6.11           .195           .050            .245         .198       .137       .335
2002            6.02           .159           .544            .703         .160       .103       .263
2003            6.46           .101           .093            .194         .101       .043       .144
2004

--------------------------------------------------------------------------------------------------------------

*   CALCULATED WITHOUT SALES CHARGES.

+   NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

-------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL        NET                                                          PORTFOLIO
ASSET           RETURN*      ASSETS AT      RATIO TO AVERAGE                              TURNOVER
VALUE AT        (%)          END OF         NET ASSETS+                                   RATE(%)
END OF                       PERIOD                                RATIO TO AVERAGE
PERIOD                       (IN THOU-    Expenses  Net            NET ASSETS
                             SANDS)       (%)       Investment     BEFORE EXPENSES
                                                    Income(%)      WAIVED OR ASSUMED

                                                                Expenses       Net
                                                                (%)            Investment
                                                                               Income(%)
CLASS A

$6.10          10.11        $9,070         .67        4.32      1.11             3.88         76
 6.01           4.82        11,298         .75        3.90      1.05             3.60        134
 6.45          12.67        29,560         .75        3.27      1.14             2.88        168
 6.50           3.79        57,103         .85        2.28      1.09             2.04         77

CLASS B

$6.11           9.16        $1,506        1.50        3.49      1.81             3.18         76
 6.02           4.02         2,674        1.50        3.15      1.80             2.85        134
 6.46          11.80         7,907        1.50        2.52      1.89             2.13        168
 6.51           3.02        12,680        1.60        1.53      1.84             1.29         77

-------------------------------------------------------------------------------------------------


                                                 ------------------------------------------------
                                                             INSURED INTERMEDIATE TAX EXEMPT FUND
                                                 ------------------------------------------------

--------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $9.71          $.468           $.656          $1.124      $.504        $--       $.504
2001           10.33           .460           (.099)           .361       .470       .071        .541
2002           10.15           .446            .560           1.006       .452       .244        .696
2003           10.46           .425            .037            .462       .422       .080        .502
2004

CLASS B

2000           $9.71          $.395           $.657          $1.052      $.432        $--       $.432
2001           10.33           .385           (.106)           .279       .398       .071        .469
2002           10.14           .370            .564            .934       .380       .244        .624
2003           10.45           .344            .036            .380       .350       .080        .430
2004

--------------------------------------------------------------------------------------------------------------

*   CALCULATED WITHOUT SALES CHARGES.

+   NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

--------------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                             PORTFOLIO
ASSET           RETURN*     ASSETS AT      RATIO TO AVERAGE                                 TURNOVER
VALUE AT        (%)         END OF         NET ASSETS+                                      RATE(%)
END OF                      PERIOD                               RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net           NET ASSETS
                            SANDS)       (%)       Investment    BEFORE EXPENSES
                                                   Income(%)     WAIVED OR ASSUMED

                                                               Expenses         Net
                                                               (%)              Investment
                                                                                Income (%)
CLASS A

$10.33          11.93      $945,502       1.09        4.69      1.12            4.66         27
 10.15           3.51       901,699       1.05        4.43      1.10            4.38         32
 10.46          10.10       915,763       1.03        4.26      1.10            4.19         29
 10.42           4.50       882,285       1.02        4.06      1.11            3.97         25

CLASS B

$10.33          11.12        $4,368       1.82        3.96      1.85            3.93         27
 10.14           2.70         5,260       1.78        3.70      1.83            3.65         32
 10.45           9.36         5,553       1.76        3.53      1.83            3.46         29
 10.40           3.70         4,576       1.75        3.33      1.84            3.24         25

-------------------------------------------------------------------------------------------------------


                                                        ------------------------------------------------
                                                                                 INSURED TAX EXEMPT FUND
                                                        ------------------------------------------------

--------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $13.61         $.668          $1.120         $1.788       $.681       $.417     $1.098
2001            14.30          .591            .175           .766        .593        .143       .736
2002            14.33          .549           1.191          1.740        .548        .252       .800
2003            15.27          .526            .231           .757        .527        .090       .617
2004

CLASS B

2000*         $14.61          $.021           $.109          $.130       $.023       $.417      $.440
2001           14.30           .487            .169           .656        .483        .143       .626
2002           14.33           .439           1.187          1.626        .444        .252       .696
2003           15.26           .412            .230           .642        .412        .090       .502
2004

--------------------------------------------------------------------------------------------------------------

* FOR THE PERIOD DECEMBER 18, 2000 (DATE CLASS B SHARES WERE FIRST OFFERED) TO DECEMBER 31, 2000.

** CALCULATED WITHOUT SALES CHARGES.

+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

(a) ANNUALIZED

-------------------------------------------------------------------------------------------------
                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                             PORTFOLIO
ASSET           RETURN**    ASSETS AT     RATIO TO AVERAGE                                  TURNOVER
VALUE AT        (%)         END OF        NET ASSETS+                                       RATE(%)
END OF                      PERIOD                                RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net            NET ASSETS
                            SANDS)       (%)       Investment     BEFORE EXPENSES
                                                   Income(%)      WAIVED OR ASSUMED

                                                               Expenses         Net
                                                               (%)              Investment
                                                                                Income(%)
CLASS A

$14.30          13.50      $15,966        .80        4.78       1.78             3.80         167
 14.33           5.43       29,851       1.00        4.03       1.52             3.51         190
 15.27          12.34       64,728       1.00        3.67       1.47             3.20         147
 15.41           5.04       80,300       1.00        3.43       1.48             2.95         120

CLASS B

$14.30            .89       $   52       1.31(a)    4.18(a)    2.84(a)           2.65(a)      167
 14.33           4.63        3,019       1.75       3.28       2.27              2.76         190
 15.26          11.49       12,771       1.75       2.92       2.22              2.45         147
 15.40           4.26       17,392       1.75       2.68       2.23              2.20         120

-------------------------------------------------------------------------------------------------


                                                 ------------------------------------------------
                                                                       INSURED TAX EXEMPT FUND II
                                                 ------------------------------------------------

--------------------------------------------------------------------------------
ARIZONA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $12.71         $.644          $.698           $1.342       $.692       $--       $.692
2001            13.36          .616          (.012)            .604        .614        --        .614
2002            13.35          .574           .752            1.326        .571      .125        .696
2003            13.98          .552           .101             .653        .556      .087        .643
2004

CLASS B

2000           $12.71         $.541          $.690           $1.231       $.591       $--       $.591
2001            13.35          .514          (.009)            .505        .515        --        .515
2002            13.34          .470           .758            1.228        .463      .125        .588
2003            13.98          .445           .100             .545        .448      .087        .535
2004

--------------------------------------------------------------------------------------------------------------

* CALCULATED WITHOUT SALES CHARGES.

+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

-------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                             PORTFOLIO
ASSET           RETURN*     ASSETS AT     RATIO TO AVERAGE                                  TURNOVER
VALUE AT        (%)         END OF        NET ASSETS+                                       RATE(%)
END OF                      PERIOD                               RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net           NET ASSETS
                            SANDS)       (%)       Investment    BEFORE EXPENSES
                                                   Income(%)     WAIVED OR ASSUMED

                                                               Expenses         Net
                                                               (%)              Investment
                                                                                Income(%)
CLASS A

$13.36          10.89       $14,785      .60         5.01       1.12             4.49         42
 13.35           4.56        16,652      .65         4.55       1.20             4.00         36
 13.98          10.12        20,148      .75         4.19       1.17             3.77         28
 13.99           4.77        21,709      .75         3.95       1.20             3.50         43

 CLASS B

$13.35           9.94          $823     1.40         4.21       1.92             3.69         42
 13.34           3.80         1,485     1.40         3.80       1.95             3.25         36
 13.98           9.34         2,111     1.50         3.44       1.92             3.02         28
 13.99           3.96         3,121     1.50         3.20       1.95             2.75         43

-------------------------------------------------------------------------------------------------


                                                 ------------------------------------------------
                                                                                     ARIZONA FUND
                                                 ------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $11.28         $.571           $.916          $1.487       $.600      $.157       $.757
2001            12.01          .544           (.095)           .449        .571       .028        .599
2002            11.86          .507            .719           1.226        .505       .111        .616
2003            12.47          .481            .063            .544        .479       .025        .504
2004

CLASS B

2000           $11.27         $.469           $.933          $1.402       $.505      $.157       $.662
2001            12.01          .456           (.097)           .359        .481       .028        .509
2002            11.86          .413            .717           1.130        .409       .111        .520
2003            12.47          .387            .061            .448        .383       .025        .408
2004

--------------------------------------------------------------------------------------------------------------

* CALCULATED WITHOUT SALES CHARGES.

+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

-----------------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                             PORTFOLIO
ASSET           RETURN*     ASSETS AT     RATIO TO AVERAGE                                  TURNOVER
VALUE AT        (%)         END OF        NET ASSETS+                                       RATE(%)
END OF                      PERIOD                               RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net           NET ASSETS
                            SANDS)       (%)       Investment    BEFORE EXPENSES
                                                   Income(%)     WAIVED OR ASSUMED

                                                               Expenses         Net
                                                               (%)              Investment
                                                                                Income(%)
CLASS A

$12.01          13.56       $14,765      .70         4.94       1.08             4.56         50
 11.86           3.78        17,449      .65         4.52       1.14             4.03         36
 12.47          10.53        23,240      .75         4.14       1.16             3.73         51
 12.51           4.45        26,977      .75         3.87       1.20             3.42         81

CLASS B

$12.01          12.74          $692     1.50         4.14       1.88             3.76         50
 11.86           3.01         1,046     1.40         3.77       1.89             3.28         36
 12.47           9.67         2,523     1.50         3.39       1.91             2.98         51
 12.51           3.65         3,511     1.50         3.12       1.95             2.67         81

-----------------------------------------------------------------------------------------------------------


                                                           ------------------------------------------------
                                                                                            CALIFORNIA FUND
                                                           ------------------------------------------------

--------------------------------------------------------------------------------
COLORADO FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $12.24          $.640          $.752          $1.392       $.642       $--        $.642
2001            12.99           .619           .055            .674        .620      .014         .634
2002            13.03           .575           .801           1.376        .574      .082         .656
2003            13.75           .560           .126            .686        .556        --         .556
2004

CLASS B

2000           $12.24         $ .546          $.740          $1.286       $.546       $--        $.546
2001            12.98           .544           .071            .615        .551      .014         .565
2002            13.03           .471           .797           1.268        .476      .082         .558
2003            13.74           .456           .122            .578        .448        --         .448
2004

--------------------------------------------------------------------------------------------------------------

* CALCULATED WITHOUT SALES CHARGES.

+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

---------------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                             PORTFOLIO
ASSET           RETURN*     ASSETS AT     RATIO TO AVERAGE                                  TURNOVER
VALUE AT        (%)         END OF        NET ASSETS+                                       RATE(%)
END OF                      PERIOD                               RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net           NET ASSETS
                            SANDS)       (%)       Investment    BEFORE EXPENSES
                                                   Income(%)     WAIVED OR ASSUMED

                                                               Expenses         Net
                                                               (%)              Investment
                                                                                Income(%)

CLASS A

$12.99          11.71       $5,139        .50       5.14        1.29              4.35         46
 13.03           5.24        7,268        .50       4.70        1.15              4.05         61
 13.75          10.76       10,027        .60       4.28        1.27              3.61         32
 13.88           5.09       11,956        .60       4.07        1.29              3.38         46

CLASS B

$12.98          10.78         $297       1.30       4.34        2.09              3.55         46
 13.03           4.56          419       1.25       3.95        1.90              3.30         61
 13.74           9.89        1,337       1.35       3.53        2.02              2.86         32
 13.87           4.28        1,678       1.35       3.32        2.04              2.63         46

--------------------------------------------------------------------------------------------------------


                                                        ------------------------------------------------
                                                                                           COLORADO FUND
                                                        ------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $12.49          $.615          $.653          $1.268       $.648       $--        $.648
2001            13.11           .604          (.051)           .553        .593        --         .593
2002            13.07           .564           .701           1.265        .577      .138         .715
2003            13.62           .536           .023            .559        .534      .115         .649
2004

CLASS B

2000           $12.49          $.515          $.652          $1.167       $.547       $--        $.547
2001            13.11           .505          (.059)           .446        .496        --         .496
2002            13.06           .460           .709           1.169        .481      .138         .619
2003            13.61           .434           .021            .455        .430      .115         .545
2004

--------------------------------------------------------------------------------------------------------------

* CALCULATED WITHOUT SALES CHARGES.

+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

-------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                          PORTFOLIO
ASSET           RETURN*     ASSETS AT     RATIO TO AVERAGE                               TURNOVER
VALUE AT        (%)         END OF        NET ASSETS+                                    RATE(%)
END OF                      PERIOD                               RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net           NET ASSETS
                            SANDS)       (%)       Investment    BEFORE EXPENSES
                                                   Income(%)     WAIVED OR ASSUMED

                                                               Expenses     Net
                                                               (%)          Investment
                                                                            Income(%)

CLASS A

$13.11          10.45       $19,952      .80         5.40      1.14          5.06         18
 13.07           4.26        22,552      .80         4.57      1.19          4.18         33
 13.62           9.86        29,865      .80         4.20      1.20          3.80         52
 13.53           4.19        31,234      .85         3.94      1.20          3.59         25

CLASS B

$13.11           9.58        $3,539     1.60         4.60      1.94          4.26         18
 13.06           3.43         3,689     1.55         3.82      1.94          3.43         33
 13.61           9.09         6,048     1.55         3.45      1.95          3.05         52
 13.52           3.40         5,959     1.60         3.19      1.95          2.84         25

-------------------------------------------------------------------------------------------------


                                                 ------------------------------------------------
                                                                                 CONNECTICUT FUND
                                                 ------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $12.73          $.621          $.812          $1.433       $.672      $.111       $.783
2001            13.38           .592          (.028)           .564        .598       .146        .744
2002            13.20           .563           .796           1.359        .558       .171        .729
2003            13.83           .531           .038            .569        .527       .062        .589
2004

CLASS B

2000           $12.74          $.516          $.808          $1.324       $.573      $.111       $.684
2001            13.38           .491          (.035)           .456        .500       .146        .646
2002            13.19           .462           .801           1.263        .452       .171        .623
2003            13.83           .429           .032            .461        .419       .062        .481
2004

--------------------------------------------------------------------------------------------------------------

* CALCULATED WITHOUT SALES CHARGES.

+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

------------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                          PORTFOLIO
ASSET           RETURN*     ASSETS AT     RATIO TO AVERAGE                               TURNOVER
VALUE AT        (%)         END OF        NET ASSETS+                                    RATE(%)
END OF                      PERIOD                               RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net           NET ASSETS
                            SANDS)       (%)       Investment    BEFORE EXPENSES
                                                   Income(%)     WAIVED OR ASSUMED

                                                               Expenses      Net
                                                               (%)           Investment
                                                                             Income(%)

CLASS A

$13.38          11.61       $25,823       .80         4.81       1.12         4.49         59
 13.20           4.25        28,990       .80         4.38       1.17         4.01         73
 13.83          10.48        34,524       .85         4.13       1.18         3.80         42
 13.81           4.19        37,426       .85         3.84       1.17         3.52         37

CLASS B

$13.38          10.67          $923      1.60         4.01       1.92         3.69         59
 13.19           3.42         1,356      1.55         3.63       1.92         3.26         73
 13.83           9.72         2,354      1.60         3.38       1.93         3.05         42
 13.81           3.38         3,354      1.60         3.09       1.92         2.77         37

------------------------------------------------------------------------------------------------------


                                                      ------------------------------------------------
                                                                                          FLORIDA FUND
                                                      ------------------------------------------------

--------------------------------------------------------------------------------
GEORGIA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $12.24          $.632          $.988          $1.620       $.630       $--        $.630
2001            13.23           .619          (.027)           .592        .622        --         .622
2002            13.20           .581           .823           1.404        .579      .165         .744
2003            13.86           .562           .109            .671        .557      .114         .671
2004

CLASS B

2000           $12.23          $.524          $.999          $1.523       $.533       $--        $.533
2001            13.22           .519          (.033)           .486        .526        --         .526
2002            13.18           .477           .820           1.297        .472      .165         .637
2003            13.84           .460           .103            .563        .449      .114         .563
2004

--------------------------------------------------------------------------------------------------------------

* CALCULATED WITHOUT SALES CHARGES.

+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

------------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                          PORTFOLIO
ASSET           RETURN*     ASSETS AT     RATIO TO AVERAGE                               TURNOVER
VALUE AT        (%)         END OF        NET ASSETS+                                    RATE(%)
END OF                      PERIOD                               RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net           NET ASSETS
                            SANDS)       (%)       Investment    BEFORE EXPENSES
                                                   Income(%)     WAIVED OR ASSUMED

                                                               Expenses     Net
                                                               (%)          Investment
                                                                            Income(%)

CLASS A

$13.23          13.61       $6,278        .50        5.03        1.10         4.43         40
 13.20           4.52        7,429        .50        4.64        1.13         4.01         37
 13.86          10.84        8,324        .60        4.20        1.25         3.55         36
 13.86           4.94        9,633        .60        4.05        1.26         3.39         20

CLASS B

$13.22          12.76         $566       1.30        4.23        1.90         3.63         40
 13.18           3.70          729       1.25        3.89        1.88         3.26         37
 13.84          10.00        1,531       1.35        3.45        2.00         2.80         36
 13.84           4.13        1,564       1.35        3.30        2.01         2.64         20

------------------------------------------------------------------------------------------------------


                                                      ------------------------------------------------
                                                                                          GEORGIA FUND
                                                      ------------------------------------------------

--------------------------------------------------------------------------------
MARYLAND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $12.63          $.626          $.854          $1.480      $.630       $--        $.630
2001            13.48           .605          (.077)           .528       .608        --         .608
2002            13.40           .558           .773           1.331       .556      .035         .591
2003            14.14           .526           .094            .620       .525      .025         .550
2004

CLASS B

2000           $12.63          $.522          $.856          $1.378      $.528       $--        $.528
2001            13.48           .504          (.080)           .424       .504        --         .504
2002            13.40           .454           .769           1.223       .448      .035         .483
2003            14.14           .420           .102            .522       .417      .025         .442
2004

--------------------------------------------------------------------------------------------------------------

* CALCULATED WITHOUT SALES CHARGES.

+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

------------------------------------------------------------------------------------------------------


                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                          PORTFOLIO
ASSET           RETURN*     ASSETS AT     RATIO TO AVERAGE                               TURNOVER
VALUE AT        (%)         END OF        NET ASSETS+                                    RATE(%)
END OF                      PERIOD                               RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net           NET ASSETS
                            SANDS)       (%)       Investment    BEFORE EXPENSES
                                                   Income(%)     WAIVED OR ASSUMED

                                                               Expenses     Net
                                                               (%)          Investment
                                                                            Income(%)

CLASS A

$13.48          12.05       $14,580        .60        4.86        1.14       4.32          35
 13.40           3.95        17,758        .65        4.46        1.17       3.94          33
 14.14          10.10        28,204        .75        4.04        1.17       3.62          35
 14.21           4.47        26,934        .85        3.71        1.18       3.38          27

CLASS B

$13.48          11.17        $3,328       1.40        4.06        1.94       3.52          35
 13.40           3.16         4,474       1.40        3.71        1.92       3.19          33
 14.14           9.25         6,148       1.50        3.29        1.92       2.87          35
 14.22           3.75         6,033       1.60        2.96        1.93       2.63          27

------------------------------------------------------------------------------------------------------


                                                      ------------------------------------------------
                                                                                         MARYLAND FUND
                                                      ------------------------------------------------

--------------------------------------------------------------------------------
MASSACHUSETTS FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $11.17          $.559          $.721          $1.280      $.600      $ --        $.600
2001            11.85           .538          (.050)           .488       .540      .028         .568
2002            11.77           .512           .674           1.186       .513      .143         .656
2003            12.30           .484           .103            .587       .482      .165         .647
2004

CLASS B

2000           $11.17          $.466          $.723          $1.189      $.509      $ --        $.509
2001            11.85           .445          (.055)           .390       .452      .028         .480
2002            11.76           .421           .679           1.100       .417      .143         .560
2003            12.30           .392           .099            .491       .386      .165         .551
2004

--------------------------------------------------------------------------------------------------------------

* CALCULATED WITHOUT SALES CHARGES.

+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

------------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                          PORTFOLIO
ASSET           RETURN*     ASSETS AT     RATIO TO AVERAGE                               TURNOVER
VALUE AT        (%)         END OF        NET ASSETS+                                    RATE(%)
END OF                      PERIOD                               RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net           NET ASSETS
                            SANDS)       (%)       Investment    BEFORE EXPENSES
                                                   Income(%)     WAIVED OR ASSUMED

                                                               Expenses     Net
                                                               (%)          Investment
                                                                            Income(%)

CLASS A

$11.85          11.83       $22,674        .80        4.95        1.16        4.59         38
 11.77           4.15        24,626        .80        4.50        1.18        4.12         45
 12.30          10.26        25,687        .80        4.21        1.18        3.83         21
 12.24           4.86        25,819        .85        3.93        1.19        3.59         21

CLASS B

$11.85          10.95        $1,530       1.60        4.15        1.96        3.79         38
 11.76           3.30         2,771       1.55        3.75        1.93        3.37         45
 12.30           9.49         3,855       1.55        3.46        1.93        3.08         21
 12.24           4.05         3,876       1.60        3.18        1.94        2.84         21

------------------------------------------------------------------------------------------------------


                                                      ------------------------------------------------
                                                                                    MASSACHUSETTS FUND
                                                      ------------------------------------------------

--------------------------------------------------------------------------------
MICHIGAN FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $12.16          $.612          $.683          $1.295       $.606     $.119       $.725
2001            12.73           .581          (.090)           .491        .595      .006        .601
2002            12.62           .563           .668           1.231        .551      .270        .821
2003            13.03           .535           .061            .596        .541      .055        .596
2004

CLASS B

2000           $12.16          $.509          $.681          $1.190       $.511     $.119       $.630
2001            12.72           .487         (.092)            .395        .499      .006        .505
2002            12.61           .464          .661            1.125        .455      .270        .725
2003            13.01           .437          .063             .500        .445      .055        .500
2004

--------------------------------------------------------------------------------------------------------------

* CALCULATED WITHOUT SALES CHARGES.

+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

------------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                             PORTFOLIO
ASSET           RETURN*     ASSETS AT     RATIO TO AVERAGE                                  TURNOVER
VALUE AT        (%)         END OF        NET ASSETS+                                       RATE(%)
END OF                      PERIOD                               RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net           NET ASSETS
                            SANDS)       (%)       Investment    BEFORE EXPENSES
                                                   Income(%)     WAIVED OR ASSUMED

                                                               Expenses         Net
                                                               (%)              Investment
                                                                                Income(%)
CLASS A

$12.73          10.96       $36,367        .87        4.94        1.12           4.69         23
 12.62           3.89        38,797        .86        2.49        1.16           2.19         22
 13.03           9.93        41,992        .92        4.33        1.17           4.08         27
 13.03           4.66        41,585        .94        4.11        1.19           3.86         29

CLASS B

$12.72          10.03        $1,088       1.67        4.14        1.92           3.89         23
 12.61           3.12         1,448       1.61        1.74        1.91           1.44         22
 13.01           9.05         1,758       1.67        3.58        1.92           3.33         27
 13.01           3.91         1,686       1.69        3.36        1.94           3.11         29


------------------------------------------------------------------------------------------------------


                                                      ------------------------------------------------
                                                                                         MICHIGAN FUND
                                                      ------------------------------------------------

--------------------------------------------------------------------------------
MINNESOTA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $10.98          $.581         $.600           $1.181       $.591     $--         $.591
2001            11.57           .555         (.045)            .510        .560      --          .560
2002            11.52           .520          .561            1.081        .521      --          .521
2003            12.08           .499          .083             .582        .492      --          .492
2004

CLASS B

2000           $10.98          $.492         $.604           $1.096       $.506    $ --         $.506
2001            11.57           .471         (.045)            .426        .476      --          .476
2002            11.52           .433          .554             .987        .427      --          .427
2003            12.08           .407          .089             .496        .396      --          .396
2004

--------------------------------------------------------------------------------------------------------------

* CALCULATED WITHOUT SALES CHARGES.

+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

------------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                             PORTFOLIO
ASSET           RETURN*     ASSETS AT     RATIO TO AVERAGE                                  TURNOVER
VALUE AT        (%)         END OF        NET ASSETS+                                       RATE(%)
END OF                      PERIOD                               RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net           NET ASSETS
                            SANDS)       (%)       Investment    BEFORE EXPENSES
                                                   Income(%)     WAIVED OR ASSUMED

                                                               Expenses         Net
                                                               (%)              Investment
                                                                                Income(%)

CLASS A

$11.57          11.08       $8,606         .50        5.21        1.15           4.56       32
 11.52           4.47       10,321         .50        4.77        1.15           4.12       27
 12.08           9.57       12,259         .60        4.40        1.26           3.74       28
 12.17           4.91       13,848         .60        4.14        1.30           3.44       32

CLASS B

$11.57          10.24          $96        1.30        4.41        1.95           3.76       32
 11.52           3.72          234        1.25        4.02        1.90           3.37       27
 12.08           8.71          821        1.35        3.65        2.01           2.99       28
 12.18           4.17        1,194        1.35        3.39        2.05           2.69       32

------------------------------------------------------------------------------------------------------


                                                      ------------------------------------------------
                                                                                        MINNESOTA FUND
                                                      ------------------------------------------------

--------------------------------------------------------------------------------
MISSOURI FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $12.09          $.618          $.814          $1.432       $.642      $--        $.642
2001            12.88           .604          (.073)           .531        .601       --         .601
2002            12.81           .559           .844           1.403        .563       --         .563
2003            13.65           .541           .185            .726        .534     .012         .546
2004

CLASS B

2000           $12.10          $.520          $.812          $1.332       $.552      $--        $.552
2001            12.88           .503          (.068)           .435        .505       --         .505
2002            12.81           .460           .847           1.307        .467       --         .467
2003            13.65           .438           .180            .618        .426     .012         .438
2004

--------------------------------------------------------------------------------------------------------------

* CALCULATED WITHOUT SALES CHARGES.

+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

------------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                             PORTFOLIO
ASSET           RETURN*     ASSETS AT     RATIO TO AVERAGE                                  TURNOVER
VALUE AT        (%)         END OF        NET ASSETS+                                       RATE(%)
END OF                      PERIOD                                RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net            NET ASSETS
                            SANDS)       (%)       Investment     BEFORE EXPENSES
                                                   Income(%)      WAIVED OR ASSUMED

                                                               Expenses         Net
                                                               (%)              Investment
                                                                                Income(%)

CLASS A

$12.88          12.21       $3,344         .50        5.04        1.39            4.15       35
 12.81           4.17        4,585         .50        4.65        1.16            3.99       29
 13.65          11.16        6,656         .60        4.22        1.31            3.51       45
 13.83           5.43        8,158         .60        3.95        1.35            3.20       22

CLASS B

$12.88          11.30         $251        1.30        4.24        2.19            3.35       35
 12.81           3.40          719        1.25        3.90        1.91            3.24       29
 13.65          10.36        2,096        1.35        3.47        2.06            2.76       45
 13.83           4.60        3,108        1.35        3.20        2.10            2.45       22

------------------------------------------------------------------------------------------------------


                                                      ------------------------------------------------
                                                                                         MISSOURI FUND
                                                      ------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $12.45          $.609          $.650          $1.259       $.629     $--         $.629
2001            13.08           .588          (.061)           .527        .610     .037         .647
2002            12.96           .543           .694           1.237        .553     .264         .817
2003            13.38           .524           .038            .562        .526     .116         .642
2004

CLASS B

2000           $12.43          $.504          $.649          $1.153       $.533     $--         $.533
2001            13.05           .491          (.060)           .431        .514     .037         .551
2002            12.93           .445           .686           1.131        .457     .264         .721
2003            13.34           .424           .046            .470        .424     .116         .540
2004

--------------------------------------------------------------------------------------------------------------

* CALCULATED WITHOUT SALES CHARGES.

+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

------------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                             PORTFOLIO
ASSET           RETURN*     ASSETS AT     RATIO TO AVERAGE                                  TURNOVER
VALUE AT        (%)         END OF        NET ASSETS+                                       RATE(%)
END OF                      PERIOD                                RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net            NET ASSETS
                            SANDS)       (%)       Investment     BEFORE EXPENSES
                                                   Income(%)      WAIVED OR ASSUMED

                                                               Expenses         Net
                                                               (%)              Investment
                                                                                Income(%)

CLASS A

$13.08          10.41       $54,051        .97         4.80       1.12           4.65          41
 12.96           4.06        60,321        .96         4.47       1.16           4.27          37
 13.38           9.72        65,130        .96         4.06       1.16           3.86          51
 13.30           4.28        63,407        .96         3.90       1.16           3.70          34

CLASS B

$13.05           9.51        $3,799       1.77         4.00       1.92           3.85          41
 12.93           3.32         4,706       1.71         3.72       1.91           3.52          37
 13.34           8.88         6,171       1.71         3.31       1.91           3.11          51
 13.27           3.59         7,067       1.71         3.15       1.91           2.95          34

------------------------------------------------------------------------------------------------------


                                                      ------------------------------------------------
                                                                                       NEW JERSEY FUND
                                                      ------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000          $13.66           $.646           $1.000        $1.646       $.696      $ --       $.696
2001           14.61            .622            (.164)         .458        .628        --        .628
2002           14.44            .614             .869         1.483        .610      .413       1.023
2003           14.90            .596             .042          .638        .585      .123        .708
2004

CLASS B

2000          $13.66           $.557            $.994        $1.551       $.601      $ --       $.601
2001           14.61            .511            (.159)         .352        .522        --        .522
2002           14.44            .500             .865         1.365        .502      .413        .915
2003           14.89            .485             .035          .520        .477      .123        .600
2004

--------------------------------------------------------------------------------------------------------------

* CALCULATED WITHOUT SALES CHARGES.

+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

------------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                             PORTFOLIO
ASSET           RETURN*     ASSETS AT     RATIO TO AVERAGE                                  TURNOVER
VALUE AT        (%)         END OF        NET ASSETS+                                       RATE(%)
END OF                      PERIOD                                RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net            NET ASSETS
                            SANDS)       (%)       Investment     BEFORE EXPENSES
                                                   Income(%)      WAIVED OR ASSUMED

                                                               Expenses         Net
                                                               (%)              Investment
                                                                                Income(%)
CLASS A

$14.61          12.41      $167,877       1.06        4.62        1.20            4.48        20
 14.44           3.14       171,962       1.01        4.22        1.16            4.07        48
 14.90          10.45       186,992        .99        4.11        1.14            3.96        70
 14.83           4.37       184,944        .99        3.99        1.14            3.84        21

CLASS B

$14.61          11.65        $4,509       1.76        3.92        1.90            3.78        20
 14.44           2.40         6,981       1.74        3.49        1.89            3.34        48
 14.89           9.59        10,293       1.74        3.36        1.89            3.21        70
 14.81           3.55         8,583       1.74        3.24        1.89            3.09        21

------------------------------------------------------------------------------------------------------


                                                 ------------------------------------------------
                                                                                    NEW YORK FUND
                                                 ------------------------------------------------

--------------------------------------------------------------------------------
NORTH CAROLINA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $12.01          $.595          $.859          $1.454      $.604       $--        $.604
2001            12.86           .583          (.082)           .501       .581        --         .581
2002            12.78           .541           .788           1.329       .539        --         .539
2003            13.57           .536           .145            .681       .537      .084         .621
2004

CLASS B

2000           $12.01          $.497          $.867          $1.364      $.504       $--        $.504
2001            12.87           .486          (.083)           .403       .483        --         .483
2002            12.79           .442           .791           1.233       .443        --         .443
2003            13.58           .434           .141            .575       .441      .084         .525
2004

--------------------------------------------------------------------------------------------------------------

* CALCULATED WITHOUT SALES CHARGES.

+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

------------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                             PORTFOLIO
ASSET           RETURN*     ASSETS AT     RATIO TO AVERAGE                                  TURNOVER
VALUE AT        (%)         END OF        NET ASSETS+                                       RATE(%)
END OF                      PERIOD                               RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net           NET ASSETS
                            SANDS)       (%)       Investment    BEFORE EXPENSES
                                                   Income(%)     WAIVED OR ASSUMED

                                                               Expenses         Net
                                                               (%)              Investment
                                                                                Income(%)
CLASS A

$12.86          12.45      $10,723         .50       4.86        1.13            4.23        42
 12.78           3.94       13,316         .65       4.50        1.20            3.95        51
 13.57          10.58       18,479         .75       4.10        1.23            3.62        13
 13.63           5.11       19,592         .75       3.94        1.25            3.44        22

CLASS B

$12.87          11.63       $1,566        1.30       4.06        1.93            3.43        42
 12.79           3.15        1,839        1.40       3.75        1.95            3.20        51
 13.58           9.78        3,750        1.50       3.35        1.98            2.87        13
 13.63           4.30        4,586        1.50       3.19        2.00            2.69        22

------------------------------------------------------------------------------------------------------


                                                      ------------------------------------------------
                                                                                   NORTH CAROLINA FUND
                                                      ------------------------------------------------

--------------------------------------------------------------------------------
OHIO FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $11.88          $.594          $.710          $1.304      $.636      $.088       $.724
2001            12.46           .567          (.067)           .500       .575       .105        .680
2002            12.28           .534           .768           1.302       .531       .191        .722
2003            12.86           .520           .087            .607       .517         --        .517
2004

CLASS B

2000           $11.88          $.495          $.723          $1.218      $.540      $.088       $.628
2001            12.47           .477          (.073)           .404       .479       .105        .584
2002            12.29           .441           .765           1.206       .435       .191        .626
2003            12.87           .425           .086            .511       .421         --        .421
2004

--------------------------------------------------------------------------------------------------------------

* CALCULATED WITHOUT SALES CHARGES.

+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

------------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                             PORTFOLIO
ASSET           RETURN*     ASSETS AT     RATIO TO AVERAGE                                  TURNOVER
VALUE AT        (%)         END OF        NET ASSETS+                                       RATE(%)
END OF                      PERIOD                                RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net            NET ASSETS
                            SANDS)       (%)       Investment     BEFORE EXPENSES
                                                   Income(%)      WAIVED OR ASSUMED

                                                               Expenses         Net
                                                               (%)              Investment
                                                                                Income(%)
CLASS A

$12.46          11.32       $19,327        .80       4.92        1.15            4.57         35
 12.28           4.05        19,996        .80       4.51        1.18            4.13         40
 12.86          10.79        22,751        .75       4.20        1.19            3.76         40
 12.95           4.82        23,032        .75       4.02        1.20            3.57         32

CLASS B

$12.47          10.53          $972       1.60       4.12        1.95            3.77         35
 12.29           3.26         1,444       1.55       3.76        1.93            3.38         40
 12.87           9.95         2,595       1.50       3.45        1.94            3.01         40
 12.96           4.04         4,304       1.50       3.27        1.95            2.82         32

------------------------------------------------------------------------------------------------------


                                                      ------------------------------------------------
                                                                                             OHIO FUND
                                                      ------------------------------------------------

--------------------------------------------------------------------------------
OREGON FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $11.95          $.593          $.689          $1.282      $.602       $--        $.602
2001            12.63           .573          (.067)           .506       .566        --         .566
2002            12.57           .533           .707           1.240       .540        --         .540
2003            13.27           .524           .078            .602       .522        --         .522
2004

CLASS B

2000           $11.93          $.497          $.688          $1.185      $.505       $--        $.505
2001            12.61           .477          (.057)           .420       .470        --         .470
2002            12.56           .434           .700           1.134       .444        --         .444
2003            13.25           .424           .092            .516       .426        --         .426
2004

--------------------------------------------------------------------------------------------------------------

* CALCULATED WITHOUT SALES CHARGES.

+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

------------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                             PORTFOLIO
ASSET           RETURN*     ASSETS AT     RATIO TO AVERAGE                                  TURNOVER
VALUE AT        (%)         END OF        NET ASSETS+                                       RATE(%)
END OF                      PERIOD                                RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net            NET ASSETS
                            SANDS)       (%)       Investment     BEFORE EXPENSES
                                                   Income(%)      WAIVED OR ASSUMED

                                                               Expenses         Net
                                                               (%)              Investment
                                                                                Income(%)
CLASS A

$12.63          11.04       $15,145        .60       4.89        1.22       4.27       37
 12.57           4.05        17,341        .65       4.50        1.20       3.95       37
 13.27          10.04        22,578        .75       4.12        1.21       3.66       32
 13.35           4.63        25,726        .75       3.94        1.22       3.47        4

CLASS B

$12.61         10.18         $1,226       1.40       4.09        2.02       3.47       37
 12.56          3.35          1,584       1.40       3.75        1.95       3.20       37
 13.25          9.16          3,155       1.50       3.37        1.96       2.91       32
 13.34          3.96          3,040       1.50       3.19        1.97       2.72        4

------------------------------------------------------------------------------------------------------


                                                      ------------------------------------------------
                                                                                           OREGON FUND
                                                      ------------------------------------------------

--------------------------------------------------------------------------------
PENNSYLVANIA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $12.36          $.615          $.740          $1.355      $.631       $.114      $.745
2001            12.97           .577          (.002)           .575       .591        .074       .665
2002            12.88           .547           .810           1.357       .541        .126       .667
2003            13.57           .538           .016            .554       .534        .050       .584
2004

CLASS B

2000           $12.35          $.529          $.728          $1.257      $.533       $.114      $.647
2001            12.96           .473          (.004)           .469       .495        .074       .569
2002            12.86           .447           .814           1.261       .445        .126       .571
2003            13.55           .435           .024            .459       .429        .050       .479
2004

--------------------------------------------------------------------------------------------------------------

* CALCULATED WITHOUT SALES CHARGES.

+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

------------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                             PORTFOLIO
ASSET           RETURN*     ASSETS AT     RATIO TO AVERAGE                                  TURNOVER
VALUE AT        (%)         END OF        NET ASSETS+                                       RATE(%)
END OF                      PERIOD                               RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net           NET ASSETS
                            SANDS)       (%)       Investment    BEFORE EXPENSES
                                                   Income(%)     WAIVED OR ASSUMED

                                                               Expenses         Net
                                                               (%)              Investment
                                                                                Income(%)

CLASS A

$12.97          11.29       $37,012        .87        4.88       1.12             4.63       40
 12.88           4.47        39,649        .86        4.39       1.16             4.09       35
 13.57          10.72        45,111        .91        4.10       1.16             3.85       23
 13.54           4.17        45,155        .90        3.98       1.15             3.73       12

CLASS B

$12.96          10.44        $1,235       1.67        4.08       1.92             3.83       40
 12.86           3.64         2,562       1.61        3.64       1.91             3.34       35
 13.55           9.95         3,249       1.66        3.35       1.91             3.10       23
 13.53           3.45         3,534       1.65        3.23       1.90             2.98       12

------------------------------------------------------------------------------------------------------


                                                      ------------------------------------------------
                                                                                     PENNSYLVANIA FUND
                                                      ------------------------------------------------

--------------------------------------------------------------------------------
VIRGINIA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA


               NET ASSET       INCOME FROM                               LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                     FROM
               BEGINNING
               OF PERIOD       Net         Net Realized     Total from   Net         Net       Total
                               Investment  and              Investment   Investment  Realized  Distributions
                               Income      Unrealized       Operations   Income      Gains
                                           Gain (Loss)
                                           on Investments
CLASS A

2000           $12.31          $.628         $.745           $1.373      $.636       $.047      $.683
2001            13.00           .579         (.059)            .520       .598        .062       .660
2002            12.86           .543          .738            1.281       .536        .075       .611
2003            13.53           .550          .063             .613       .540        .083       .623
2004

CLASS B

2000           $12.29          $.538         $.739           $1.277      $.540       $.047      $.587
2001            12.98           .472         (.048)            .424       .502        .062       .564
2002            12.84           .439          .726            1.165       .440        .075       .515
2003            13.49           .445          .072             .517       .444        .083       .527
2004

--------------------------------------------------------------------------------------------------------------

* CALCULATED WITHOUT SALES CHARGES.

+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

------------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN

NET             TOTAL       NET                                                             PORTFOLIO
ASSET           RETURN*     ASSETS AT     RATIO TO AVERAGE                                  TURNOVER
VALUE AT        (%)         END OF        NET ASSETS+                                       RATE(%)
END OF                      PERIOD                                RATIO TO AVERAGE
PERIOD                      (IN THOU-    Expenses  Net            NET ASSETS
                            SANDS)       (%)       Investment     BEFORE EXPENSES
                                                   Income(%)      WAIVED OR ASSUMED

                                                               Expenses         Net
                                                               (%)              Investment
                                                                                Income(%)

CLASS A

$13.00          11.46       $23,606        .80       5.01        1.15             4.66        34
 12.86           4.04        32,580        .80       4.44        1.17             4.07        36
 13.53          10.14        40,430        .85       4.10        1.17             3.78        43
 13.52           4.62        41,758        .91       4.06        1.16             3.81        17

CLASS B

$12.98          10.64          $899       1.60       4.21        1.95             3.86        34
 12.84           3.29         1,465       1.55       3.69        1.92             3.32        36
 13.49           9.21         2,364       1.60       3.35        1.92             3.03        43
 13.48           3.89         2,851       1.66       3.31        1.91             3.06        17

------------------------------------------------------------------------------------------------------


                                                      ------------------------------------------------
                                                                                         VIRGINIA FUND
                                                      ------------------------------------------------

[First Investors Logo]

TAX-EXEMPT MONEY MARKET
INSURED INTERMEDIATE
TAX EXEMPT
INSURED TAX EXEMPT
INSURED TAX EXEMPT II
SINGLE STATE INSURED
TAX FREE
o  Arizona
o  California
o  Colorado
o  Connecticut
o  Florida
o  Georgia
o  Maryland
o  Massachusetts
o  Michigan
o  Minnesota
o  Missouri
o  New Jersey
o  New York
o  North Carolina
o  Ohio
o  Oregon
o  Pennsylvania
o  Virginia

For more information about the Funds, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

These Reports include each Fund's porfolio holdings as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares and is incorporated by reference into this prospectus.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to request other information contact the Funds at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE: 1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, youwill need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the Shareholder Manual and the SAI) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NOS.: 811-3690; 811-5690; 811-2923; 811-4927;
811-3843; AND 811-4623)
                                                                         FIITE01

                        FIRST INVESTORS TAX-EXEMPT FUNDS

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
     A SERIES OF FIRST INVESTORS SERIES FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS INSURED TAX EXEMPT FUND II
     A SERIES OF EXECUTIVE INVESTORS TRUST
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

95 Wall Street
New York, New York 10005
1-800-423-4026

                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2005


     This is a Statement of Additional Information ("SAI") for FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC. ("TAX-EXEMPT MONEY MARKET FUND"), FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND ("INSURED INTERMEDIATE TAX EXEMPT FUND"), a series of FIRST INVESTORS SERIES FUND ("SERIES FUND"), FIRST INVESTORS INSURED TAX EXEMPT FUND, INC. ("INSURED TAX EXEMPT FUND"), FIRST INVESTORS INSURED TAX EXEMPT FUND II ("INSURED TAX EXEMPT FUND II"), a series of EXECUTIVE INVESTORS TRUST, FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC. ("NEW YORK INSURED TAX FREE FUND" or "NEW YORK FUND"), and FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND ("MULTI-STATE INSURED TAX FREE FUND"). SERIES FUND offers five separate series, one of which, INSURED INTERMEDIATE TAX EXEMPT FUND, is described in this SAI. INSURED TAX EXEMPT FUND, EXECUTIVE INVESTORS TRUST, NEW YORK INSURED TAX FREE FUND and TAX-EXEMPT MONEY MARKET FUND each offer one series. MULTI-STATE INSURED TAX FREE FUND offers 17 series: ARIZONA FUND, CALIFORNIA FUND, COLORADO FUND, CONNECTICUT FUND, FLORIDA FUND, GEORGIA FUND, MARYLAND FUND, MASSACHUSETTS FUND, MICHIGAN FUND, MINNESOTA FUND, MISSOURI FUND, NEW JERSEY FUND, NORTH CAROLINA FUND, OHIO FUND, OREGON FUND, PENNSYLVANIA FUND and VIRGINIA FUND. NEW YORK INSURED TAX FREE FUND and the individual Funds of the MULTI-STATE INSURED TAX FREE FUND are referred to as the "Single State Funds". INSURED INTERMEDIATE TAX EXEMPT FUND, INSURED TAX EXEMPT FUND, INSURED TAX EXEMPT FUND II, NEW YORK INSURED TAX FREE FUND, TAX-EXEMPT MONEY MARKET FUND, and each series of the MULTI-STATE INSURED TAX FREE FUND are referred to herein collectively as "Funds".

     This SAI is not a prospectus and it should be read in conjunction with the Funds' Prospectus dated May 1, 2005. Information regarding the purchase, redemption, sale and exchange of your Fund shares is contained in the Shareholder Manual, which is set forth as a separate document of this SAI. The financial statements and reports of independent auditors contained in the annual reports to shareholders are incorporated by reference. These Fund documents may be obtained free of charge from the Funds at the address or telephone number noted above.

     This SAI is divided into two parts - Part I and Part II. Part I contains information that is particular to each Fund that is described in this SAI, while
Part II contains information that generally applies to each of the Funds in the First Investors Family of Funds.

                            STATEMENT OF ADDITIONAL INFORMATION PART I

                                        DATED MAY 1, 2005


Part I contains information that is particular to each Fund that is described in this SAI.



                           TABLE OF CONTENTS - PART I

History and Classification of Funds..........................................3
Investment Strategies, Policies and Risks....................................3
Insurance....................................................................3
Portfolio Turnover...........................................................6
Management of the Funds......................................................7
Advisory Agreements and Fees................................................11
Underwriters and Dealers....................................................16
Distribution Plans..........................................................17
Allocation of Portfolio Brokerage...........................................18
Purchases, Redemptions, Sales Loads, and Pricing of Fund Shares.............19
Taxes.......................................................................19
Beneficial Ownership Information............................................19
Financial Statements........................................................20
APPENDIX A Investment Strategies Used by First Investors Tax Exempt Funds
           other than the Tax-Exempt Money Market Fund ....................A-1
APPENDIX B Investment Strategies Used by First Investors Tax-Exempt Money
           Market Fund ....................................................B-1
APPENDIX C Investment Policies of First Investors Tax Exempt Funds.........C-1

                       HISTORY AND CLASSIFICATION OF FUNDS

     INSURED TAX EXEMPT FUND, NEW YORK INSURED TAX FREE FUND and TAX-EXEMPT MONEY MARKET FUND are each Maryland corporations organized on September 28, 1976, July 5, 1983 and March 11, 1983, respectively. The NEW YORK INSURED TAX FREE FUND and TAX-EXEMPT MONEY MARKET FUND are authorized to issue shares of common stock at $0.01 par value and the INSURED TAX EXEMPT FUND is authorized to issue shares of common stock at $1.00 par value, in such separate and distinct series and classes of series as each Fund's Board of Directors shall from to time establish. The shares of common stock of each Fund are presently divided into two classes, designated Class A shares and Class B shares. Each class of a Fund represents interests in the assets of a series, has equal voting rights, and votes together except on matters that are particular to one class of shares. Each class of shares has equal voting rights and votes together except on matters that are particular to one class of shares.

     SERIES FUND, EXECUTIVE INVESTORS TRUST and MULTI-STATE INSURED TAX FREE FUND are Massachusetts business trusts organized on September 23, 1988, October 28, 1986 and October 30, 1985, respectively. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, no par value, in such separate and distinct series and classes of shares as its Board of Trustees shall from time to time establish. The shares of beneficial interest of SERIES FUND are presently divided into five separate and distinct series. The shares of beneficial interest of Executive Investors Trust are presently one series, having two classes, designated Class A shares and Class B shares. The shares of beneficial interest of MULTI-STATE INSURED TAX FREE FUND are divided into seventeen separate and distinct series, each having two classes, designated Class A shares and Class B shares. Each class of shares of a fund represents interest in the assets of a series, has equal voting rights, and votes together except on matters that are particular to one class of shares. Each class of shares has equal voting rights and votes together except on matters that are particular to one class of shares.

     The Funds are not required to hold annual shareholders' meetings. The Board of Directors/Trustees ("Board") of each Fund may, in its discretion, call a shareholders' meeting. Furthermore, if requested to do so by the holders of at least 10% of a Fund's outstanding shares, the Fund's Board will call a special meeting of shareholders for any purpose, including the removal of Directors/Trustees.

     Each Fund is a diversified, open-end management investment company.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS

     Each Fund's objective, principal investment strategies, and principal risks are described in the Prospectus of each Fund. A summary of each of the investment strategies that are used by each Fund is set forth in Appendix A to
Part I of this SAI, except those for the Tax-Exempt Money Market Fund, which are set forth in Appendix B to Part I of this SAI. Each Fund also has investment policies that limit or restrict its ability to engage in certain investment strategies. These policies are set forth in Appendix C to Part I of this SAI.
Part II of this SAI provides more detailed description of the investment strategies that may be used by the Funds and related risks.

                                    INSURANCE

     The municipal bonds in each Fund's portfolio, with the exception of the TAX-EXEMPT MONEY MARKET FUND, will be insured as to their scheduled payments of principal and interest at the time of purchase either (1) under a Mutual Fund Insurance Policy written by an independent insurance company; (2) under an insurance policy obtained subsequent to a municipal bond's original issue (a "Secondary Market Insurance Policy"); or (3) under an insurance policy obtained by the issuer or underwriter of such municipal bond at the time of original issuance (a "New Issue Insurance Policy"). An insured municipal bond in a Fund's portfolio typically will be covered by only one of the three policies. For instance, if a municipal bond is already covered by a New Issue Insurance Policy or a Secondary Market Insurance Policy, then that security will not be additionally insured under the Mutual Fund Insurance Policy.

     Each Fund, except for the TAX-EXEMPT MONEY MARKET FUND, has purchased a Mutual Fund Insurance Policy ("Policy") from Ambac Assurance Corporation ("Ambac"), a Wisconsin stock insurance company, with its principal executive offices in New York City. The Policy guarantees the payment of principal and interest on municipal bonds purchased by a Fund, which are eligible for insurance under the Policy. Municipal bonds are eligible for insurance if they are approved by Ambac prior to their purchase by a Fund. In determining eligibility for insurance, Ambac has applied its own standards which correspond generally to the standard it normally uses in establishing the insurability of new issues of municipal bonds and which are not necessarily the criteria which would be used in regard to the purchase of municipal bonds by a Fund. The Policy generally does not insure: (1) obligations of, or securities guaranteed by, the United States of America or any agency or instrumentality thereof; (2) municipal bonds which were insured as to payment of principal and interest at the time of their issuance; (3) municipal bonds purchased by a Fund at a time when they were ineligible for insurance; (4) municipal bonds which are insured by insurers other than Ambac; and (5) municipal bonds which are no longer owned by a Fund. Ambac has reserved the right at any time, upon 90 days' prior written notice to a Fund, to refuse to insure any additional municipal bonds purchased by a Fund, on or after the effective date of such notice. If Ambac so notifies a Fund, the Fund will attempt to replace Ambac with another insurer. If another insurer cannot be found to replace Ambac, the Fund may ask its shareholders to approve continuation of its business without insurance.

     In the event of nonpayment of interest or principal when due, in respect of an insured municipal bond, Ambac is obligated under the Policy to make such payment not later than 30 days after it has been notified by a Fund that such nonpayment has occurred (but not earlier than the date such payment is due). Ambac, as regards insurance payments it may make, will succeed to the rights of a Fund. Under the Policy, a payment of principal on an insured municipal bond is due for payment when the stated maturity date has been reached, which does not include any earlier due date by reason of redemption, acceleration or other advancement of maturity or extension or delay in payment by reason of governmental action.

     The Policy does not guarantee the market value or yield of the insured municipal bonds or the net asset value or yield of a Fund's shares. The Policy will be effective only as to insured municipal bonds owned by a Fund. In the event of a sale by a Fund of a municipal bond insured under the Policy, the insurance terminates as to such municipal bond on the date of sale. If an insured municipal bond in default is sold by a Fund, Ambac is liable only for those payments of interest and principal which are then due and owing and, after making such payments, Ambac will have no further obligations to a Fund in respect of such municipal bond. It is the intention of each Fund, however, to retain any insured securities which are in default or in significant risk of default and to place a value on the defaulted securities equal to the value of similar insured securities which are not in default. While a defaulted bond is held by a Fund, the Fund continues to pay the insurance premium thereon but also collects interest payments from the insurer and retains the right to collect the full amount of principal from the insurer when the municipal bond comes due. See "Determination of Net Asset Value" for a more complete description of the Funds' method of valuing securities in default and securities which have a significant risk of default.

     A Fund may purchase a Secondary Market Insurance Policy from an independent insurance company rated in the top rating category by Standard & Poor's Ratings Group ("S&P"), Moody's Investor Services, Inc. ("Moody's"), Fitch IBCA, Inc. ("Fitch") or any other nationally recognized rating organization which insures a particular bond for the remainder of its term at a premium rate fixed at the time such bond is purchased by a Fund. It is expected that these premiums will range from 1% to 5% of par value. Such insurance coverage will be noncancelable and will continue in force so long as such bond so insured is outstanding. Each Fund may also purchase municipal bonds which are already insured under a Secondary Market Insurance Policy. A Secondary Market Insurance Policy could enable a Fund to sell a municipal bond to a third party as an AAA/Aaa rated insured municipal bond at a market price higher than what otherwise might be obtainable if the security were sold without the insurance coverage. (Such rating is not automatic, however, and must specifically be requested for each bond.) Any difference between the excess of a bond's market value as an AAA/Aaa rated bond over its market value without such rating and the single premium payment would inure to a Fund in determining the net gain or loss realized by a Fund upon the sale of the bond.

     Neither Ambac nor any affiliate thereof, has any material business relationship, direct or indirect, with the Funds. Ambac is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Territory of Guam and the Commonwealth of Puerto Rico. Statutory capital consists of Ambac's policyholders' surplus and statutory contingency reserve. S&P, Moody's and Fitch have each assigned a triple-A financial strength rating to Ambac.

     Ambac has obtained a private letter ruling from the Internal Revenue Service ("IRS") to the effect that Ambac's insuring an obligation will not affect the treatment for federal income tax purposes of interest on the obligation and that payments of insurance proceeds representing maturing interest paid by Ambac under policy provisions substantially identical to those contained in its municipal bond insurance policy will be treated for federal income tax purposes in the same manner as if the payments were made by the issuer of the municipal bonds. Investors should understand that a private letter ruling may not be cited as precedent by persons other than the taxpayer to whom it is addressed; nevertheless, those rulings may be viewed as generally indicative of the IRS's views on the proper interpretation of the Internal Revenue Code of 1986, as amended, ("Code") and the regulations thereunder.

     Ambac makes no representation regarding the municipal bonds included in the investment portfolio of each Fund or the advisability of investing in such municipal bonds and makes no representation regarding, nor has it participated in the preparation of, the Prospectus and this SAI.

     The information relating to Ambac contained above has been furnished by Ambac. No representation is made herein as to the accuracy or adequacy of such information, or as to the existence of any adverse changes in such information, subsequent to the date hereof.

                               PORTFOLIO TURNOVER

     The following table reflects the portfolio turnover rates with respect to each Fund for the fiscal years ended December 31, 2003 and 2004. Part II of this SAI provides additional information concerning portfolio turnover, including the methodology used to compute portfolio turnover rates.

      --------------------------------------------------------------------------
                                PORTFOLIO TURNOVER RATES
      --------------------------------------------------------------------------
                                         FISCAL YEAR ENDED    FISCAL YEAR ENDED
                       FUND              DECEMBER 31, 2003    DECEMBER 31, 2004
      --------------------------------------------------------------------------
      Insured Intermediate Tax Exempt Fund     77%                    %
      --------------------------------------------------------------------------
      Insured Tax Exempt Fund                  25%                    %
      --------------------------------------------------------------------------
      Insured Tax Exempt Fund II              120%                    %
      --------------------------------------------------------------------------
      Arizona Fund                             43%                    %
      --------------------------------------------------------------------------
      California Fund                          81%                    %
      --------------------------------------------------------------------------
      Colorado Fund                            46%                    %
      --------------------------------------------------------------------------
      Connecticut Fund                         25%                    %
      --------------------------------------------------------------------------
      Florida Fund                             37%                    %
      --------------------------------------------------------------------------
      Georgia Fund                             20%                    %
      --------------------------------------------------------------------------
      Maryland Fund                            27%                    %
      --------------------------------------------------------------------------
      Massachusetts Fund                       21%                    %
      --------------------------------------------------------------------------
      Michigan                                 29%                    %
      --------------------------------------------------------------------------
      Minnesota Fund                           32%                    %
      --------------------------------------------------------------------------
      Missouri Fund                            22%                    %
      --------------------------------------------------------------------------
      New Jersey Fund                          34%                    %
      --------------------------------------------------------------------------
      New York Fund                            21%                    %
      --------------------------------------------------------------------------
      North Carolina Fund                      22%                    %
      --------------------------------------------------------------------------
      Ohio Fund                                32%                    %
      --------------------------------------------------------------------------
      Oregon Fund                              4%                     %
      --------------------------------------------------------------------------
      Pennsylvania Fund                        12%                    %
      --------------------------------------------------------------------------
      Virginia Fund                            17%                    %
      --------------------------------------------------------------------------

                             MANAGEMENT OF THE FUNDS

     The First Investors Family of Funds share one common investment adviser, First Investors Management Co. ("FIMCO" or "Adviser"), and one common Board.
Part II of the SAI contains additional information concerning FIMCO, the responsibilities of the Board and any standing committees of the Board, the Code of Ethics that has been adopted by the Board, the investment advisory agreements of the Funds ("Advisory Agreements"), the subadvisory agreements of the Funds that have subadvisers ("Subadvisory Agreements"), and the material factors that were considered by the Board in approving the Advisory and Subadvisory Agreements.

     Set forth below is information about the Directors/Trustees, including information about their principal occupations (if any) during the past five years, their investments in the First Investors Funds, and their compensation as Directors/Trustees. Information is also set forth concerning Fund officers who are not Directors/Trustees.

     The address of each Director/Trustee and each Officer listed below is c/o First Investors Legal Department, 95 Wall Street, New York, NY 10005.

-------------------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED DIRECTORS/TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
                                        POSITION(S) HELD                                      NUMBER OF
                                           WITH FUNDS                                        PORTFOLIOS         OTHER
                                          COVERED BY THIS                                     IN FUND       TRUSTEESHIPS/
                                         SAI AND LENGTH         PRINCIPAL OCCUPATION(S)       COMPLEX       DIRECTORSHIPS
NAME AND DATE OF BIRTH                     OF SERVICE*           DURING  PAST 5 YEARS         OVERSEEN          HELD
-------------------------------------------------------------------------------------------------------------------------
Robert M. Grohol      1/16/1932         Director/Trustee
                                        since 6/30/2000             None/Retired                 50             None
-------------------------------------------------------------------------------------------------------------------------
Rex R. Reed           3/19/1922         Director/Trustee
                                        since 3/31/1984             None/Retired                 50             None
-------------------------------------------------------------------------------------------------------------------------
Herbert Rubinstein    6/14/1921         Director/Trustee
                                        since 9/20/1979             None/Retired                 50             None
-------------------------------------------------------------------------------------------------------------------------
James M. Srygley     10/17/1932         Director/Trustee     Owner of Hampton Properties
                                        since 1/19/1995       (real property management          50             None
                                                                 and investments)
-------------------------------------------------------------------------------------------------------------------------
Robert F. Wentworth    7/5/1929         Director/Trustee
                                        since 10/15/1992            None/Retired                 50             None
-------------------------------------------------------------------------------------------------------------------------

   *Each  Director/Trustee  serves for an indefinite  term with the Funds covered by the SAI, until his/her  successor is elected. Each date indicates a Director's/Trustee's appointment/election to the Board of the First Investors Family of
   Funds. Where a Director/Trustee was  elected/appointed to the Board prior to a Fund's inception,  the Director/Trustee has been a member of that Fund's Board since the Fund's inception.



------------------------------------------------------------------------------------------------------------------------------------
                                                    INTERESTED DIRECTORS/TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
NAME AND DATE OF BIRTH             POSITION(S) HELD WITH      PRINCIPAL OCCUPATION(S) DURING        NUMBER OF
                                   FUNDS COVERED BY THIS                                          PORTFOLIOS IN         OTHER
                                     SAI AND LENGTH OF                                            FUND COMPLEX       TRUSTEESHIPS
                                          SERVICE*                     PAST 5 YEARS                 OVERSEEN      DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Kathryn S. Head     12/31/1955     President since 2001;    Vice President of First Investors          50                None
                                   Director/Trustee         Corporation, President of First
                                   since 3/17/1994**        Investors Consolidated
                                                            Corporation, President of First
                                                            Investors Management Company,
                                                            Inc., President of Administrative
                                                            Data Management Corp., Chairman of
                                                            First Investors Federal Savings
                                                            Bank and officer of other
                                                            affiliated companies.***
------------------------------------------------------------------------------------------------------------------------------------
John T. Sullivan      1/18/1932    Director/Trustee         Of Counsel of Hawkins, Delafield &         50                None
                                   since 9/20/1979**        Wood; Director and Chairman of
                                                            Executive Committee of First
                                                            Investors Corporation.
------------------------------------------------------------------------------------------------------------------------------------

*Each  Director/Trustee  serves for an indefinite term with the Funds covered by the SAI, until his/her  successor is elected.  Each date  indicates  a  Director's/Trustee's  appointment/election  to the  Board  of the  First  Investors  Family  of  Funds.  Where a
Director/Trustee  was  elected/appointed  to the Board prior to a Fund's inception,  the  Director/Trustee has been a member of that
Fund's Board since the Fund's inception.

** Ms.  Head is an  Interested  Director/Trustee  because (a) she is an  indirect  owner of more than 5% of the voting  stock of the
Adviser and  principal  underwriter  of the Funds,  and (b) she is an officer,  director and  employee of the Adviser and  principal underwriter  of the Funds.  Mr.  Sullivan is an Interested  Director/Trustee  because he is a director and Chairman of the Executive
Committee of First Investors  Corporation and he indirectly owns securities  issued by the Adviser and principal  underwriter of the
Funds.

***Other  affiliated  companies  consist of: First Investors  Realty Company,  Inc., First Investors Life Insurance  Company,  First
Investors Leverage Corporation, Route 33 Realty Corporation, First Investors Credit Funding Corporation,  N.A.K. Realty Corporation,
Real Property  Development  Corporation,  School Financial  Management  Services,  Inc., First Investors Federal Savings Bank, First
Investors Credit Corporation and First Investors Resources, Inc.



------------------------------------------------------------------------------------------------------------------------------------
                                               OFFICERS WHO ARE NOT DIRECTORS/TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                       POSITION(S) HELD WITH FUNDS
                                         COVERED BY THIS SAI AND
NAME AND DATE OF BIRTH                     LENGTH OF SERVICE*                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Dennis T. Fitzpatrick    5/15/1958     Vice President, Series Fund,     Portfolio Manager of First Investors Management Company,
                                                since 1998              Inc.
------------------------------------------------------------------------------------------------------------------------------------
Clark D. Wagner          2/25/1959     Vice President, Series Fund,     Director of Fixed Income (previously, Chief Investment
                                                since 1991              Officer) of First Investors Management Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Michael I. O'Keefe      11/24/1965         Vice President, First        Portfolio Manager of First Investors Management Company,
                                        Investors Tax Exempt Money      Inc.
                                          Market Fund since 1996
------------------------------------------------------------------------------------------------------------------------------------
George V. Ganter         5/29/1952     Vice President, Series Fund,     Portfolio Manager of First Investors Management Company,
                                                since 2000              Inc.
------------------------------------------------------------------------------------------------------------------------------------
Joseph I. Benedek         8/2/1957         Treasurer since 1988         Treasurer and Principal Accounting Officer of First
                                                                        Investors Management Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
* Each date indicates an Officer's appointment.

                                         DIRECTOR OWNERSHIP OF FIRST INVESTORS FUNDS
                                         -------------------------------------------
                                                   AS OF DECEMBER 31, 2004
                                                   -----------------------


-------------------------------------------------------------------------------------------------------------------------------
                                           DISINTERESTED DIRECTORS/TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 AGGREGATE DOLLAR RANGE OF
                                                                      DOLLAR RANGE OF         EQUITY SECURITIES - ALL REGISTER
                                                                       OWNERSHIP OF             INVESTMENT COMPANIES OVERSEEN
                                                                      FUNDS COVERED            BY  DIRECTOR IN FIRST INVESTORS
            NAME                           FUND                        BY THIS SAI                    FAMILY OF FUNDS
-------------------------------------------------------------------------------------------------------------------------------
Robert M. Grohol                                                           $                                   $
-------------------------------------------------------------------------------------------------------------------------------
Rex R. Reed                                                                $                                   $
-------------------------------------------------------------------------------------------------------------------------------
Herbert Rubinstein                                                         $                                   $
-------------------------------------------------------------------------------------------------------------------------------
James M. Srygley                                                           $                                   $
-------------------------------------------------------------------------------------------------------------------------------
Robert F. Wentworth                                                        $                                   $
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                             INTERESTED DIRECTORS/TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 AGGREGATE DOLLAR RANGE OF
                                                                      DOLLAR RANGE OF         EQUITY SECURITIES - ALL REGISTER
                                                                       OWNERSHIP OF             INVESTMENT COMPANIES OVERSEEN
                                                                      FUNDS COVERED            BY  DIRECTOR IN FIRST INVESTORS
            NAME                           FUND                        BY THIS SAI                    FAMILY OF FUNDS
-------------------------------------------------------------------------------------------------------------------------------
Glenn O. Head                                                              $                                   $
-------------------------------------------------------------------------------------------------------------------------------
Kathryn S. Head                                                            $                                   $
-------------------------------------------------------------------------------------------------------------------------------
Larry R. Lavoie                                                            $                                   $
-------------------------------------------------------------------------------------------------------------------------------
John T. Sullivan                                                           $                                   $
-------------------------------------------------------------------------------------------------------------------------------

                       COMPENSATION OF DIRECTORS/TRUSTEES

     The following table lists compensation paid to the Directors or Trustees of each Fund for the year ended December 31, 2004.

------------------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED DIRECTORS/TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         TOTAL
                                                                                                                      COMPENSATION
                                                                        AGGREGATE        AGGREGATE      AGGREGATE      FROM FIRST
                      AGGREGATE                       AGGREGATE        COMPENSATION    COMPENSATION    COMPENSATION    INVESTORS
                     COMPENSATION     AGGREGATE     COMPENSATION        FROM MULTI-      FROM NEW         FROM         FAMILY OF
                       FROM TAX-    COMPENSATION     FROM INSURED      STATE INSURED   YORK INSURED     EXECUTIVE     FUNDS PAID TO
                     EXEMPT MONEY    FROM SERIES      TAX EXEMPT         TAX FREE       TAX FREE        INVESTORS      DIRECTORS/
NAME                 MARKET FUND*     FUND*(1)           FUND*             FUND*           FUND*         TRUST*        TRUSTEES+
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Grohol          $             $                 $                 $                $              $               $
------------------------------------------------------------------------------------------------------------------------------------
Rex R. Reed               $             $                 $                 $                $              $               $
------------------------------------------------------------------------------------------------------------------------------------
Herbert Rubinstein        $             $                 $                 $                $              $               $
------------------------------------------------------------------------------------------------------------------------------------
James M. Srygley          $             $                 $                 $                $              $               $
------------------------------------------------------------------------------------------------------------------------------------
Robert F. Wentworth       $             $                 $                 $                $              $               $
------------------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED DIRECTORS/TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         TOTAL
                                                                                                                      COMPENSATION
                                                                        AGGREGATE        AGGREGATE      AGGREGATE      FROM FIRST
                      AGGREGATE                       AGGREGATE        COMPENSATION    COMPENSATION    COMPENSATION    INVESTORS
                     COMPENSATION     AGGREGATE     COMPENSATION        FROM MULTI-      FROM NEW         FROM         FAMILY OF
                       FROM TAX-    COMPENSATION     FROM INSURED      STATE INSURED   YORK INSURED     EXECUTIVE     FUNDS PAID TO
                     EXEMPT MONEY    FROM SERIES      TAX EXEMPT         TAX FREE       TAX FREE        INVESTORS      DIRECTORS/
NAME                 MARKET FUND*     FUND*(1)           FUND*             FUND*           FUND*         TRUST*        TRUSTEES+
------------------------------------------------------------------------------------------------------------------------------------
Glenn O. Head              $             $                $                 $                $              $               $
------------------------------------------------------------------------------------------------------------------------------------
Kathryn S. Head            $             $                $                 $                $              $               $
------------------------------------------------------------------------------------------------------------------------------------
Larry R. Lavoie            $             $                $                 $                $              $               $
------------------------------------------------------------------------------------------------------------------------------------
John T. Sullivan           $             $                $                 $                $              $               $
------------------------------------------------------------------------------------------------------------------------------------

*     Compensation to officers and interested Directors/Trustees of the Funds is paid by the Adviser.

+     The First Investors Family of Funds consists of 14 separate registered investment companies.

(1)   This column only reflects compensation paid with respect to Insured Intermediate Tax Exempt Fund.

     No pension or retirement benefits are proposed to be paid under any existing plan to any Director/Trustee by any Fund, its subsidiaries or any investment company in First Investors Family of Funds.

                          ADVISORY AGREEMENTS AND FEES

     Part II of this SAI describes the terms of each Fund's Advisory Agreement with FIMCO and the respective responsibilities of the Funds and FIMCO under the Agreements.

     Set forth below are the methods for calculating the advisory fee paid by each Fund, the fee schedule for each Fund in tabular form, and the actual fees paid, fees waived, and expenses reimbursed for each Fund for the past three fiscal years.

     Under the Advisory Agreements, each Fund is obligated to pay the Advisor an annual fee, that is paid monthly. Under Series Fund's Advisory Agreement, Insured Intermediate Tax Exempt Fund pays the Adviser 0.60% of its average daily net assets. Under Tax Exempt Money Market Fund's Advisory Agreement, the Fund pays the Adviser 0.50% of its average daily net assets.

     Under Executive Investor Trust's Advisory Agreement, Insured Tax Exempt Fund II pays the Adviser a fee according to the following schedule:

      Average Daily Net Assets                              Annual Rate
      ------------------------                              -----------
      Up to $200 million................................        1.00%
      In excess of $250 million up to $500 million......        0.75
      In excess of $500 million up to $750 million......        0.72
      In excess of $750 million up to $1.0 billion......        0.69
      Over $1.0 billion.................................        0.66

     Under their Advisory Agreements, the Insured Tax Exempt Fund, New York Insured Tax Free Fund, and each series of the Multi-State Insured Tax Free Fund pay the Adviser a fee according to the following schedule:

      Average Daily Net Assets                              Annual Rate
      ------------------------                              -----------
      Up to $250 million................................        0.75%
      In excess of $250 million up to $500 million......        0.72
      In excess of $500 million up to $750 million......        0.69
      Over $750 million.................................        0.66

     The following tables reflect the advisory fees paid, advisory fees waived and expenses reimbursed with respect to each Fund for the fiscal years ended December 31, 2002, December 31, 2003 and December 31, 2004.


-----------------------------------------------------------------------------------------------------------------------------------
                                                       FISCAL YEAR ENDED 12/31/02
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                             ADVISORY FEES PAID             ADVISORY FEES WAIVED            EXPENSES REIMBURSED
------------------------------------------------------------------------------------------------------------------------------------
Insured Intermediate Tax Exempt Fund                    $132,652                       $44,214                         $38,818
------------------------------------------------------------------------------------------------------------------------------------
Insured Tax Exempt Fund                                6,487,599                       723,337                               0
------------------------------------------------------------------------------------------------------------------------------------
Insured Tax Exempt Fund II                               537,554                       215,022                          33,210
------------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Money Market Fund                              99,133                             0                          36,448
------------------------------------------------------------------------------------------------------------------------------------
Arizona Fund                                             150,777                        70,363                          10,484
------------------------------------------------------------------------------------------------------------------------------------
California Fund                                          158,378                        73,910                          10,594
------------------------------------------------------------------------------------------------------------------------------------
Colorado Fund                                             75,819                        50,546                          15,127
------------------------------------------------------------------------------------------------------------------------------------
Connecticut Fund                                         229,577                        91,831                          28,970
------------------------------------------------------------------------------------------------------------------------------------
Florida Fund                                             246,879                        82,293                          24,590
------------------------------------------------------------------------------------------------------------------------------------
Georgia Fund                                              66,586                        44,391                          11,512
------------------------------------------------------------------------------------------------------------------------------------
Maryland Fund                                            210,035                        98,017                          13,808
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Fund                                       212,898                        85,159                          20,828
------------------------------------------------------------------------------------------------------------------------------------
Michigan Fund                                            319,146                       106,382                               0
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Fund                                            87,550                        58,367                          16,247
------------------------------------------------------------------------------------------------------------------------------------
Missouri Fund                                             52,642                        35,095                          12,538
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Fund                                          517,923                       138,113                               0
------------------------------------------------------------------------------------------------------------------------------------
New York Fund                                          1,417,827                       283,566                               0
------------------------------------------------------------------------------------------------------------------------------------
North Carolina Fund                                      141,820                        66,183                          21,895
------------------------------------------------------------------------------------------------------------------------------------
Ohio Fund                                                173,615                        81,021                          19,287
------------------------------------------------------------------------------------------------------------------------------------
Oregon Fund                                              165,803                        77,375                          22,025
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund                                        342,605                       114,201                               0
------------------------------------------------------------------------------------------------------------------------------------
Virginia Fund                                            283,868                        94,623                          21,007
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                       FISCAL YEAR ENDED 12/31/03
------------------------------------------------------------------------------------------------------------------------------------
FUND                                               ADVISORY FEES PAID            ADVISORY FEES WAIVED            EXPENSES REIMBURSED
------------------------------------------------------------------------------------------------------------------------------------
Insured Intermediate Tax Exempt Fund                      $340,180                        $56,697                        $74,578
------------------------------------------------------------------------------------------------------------------------------------
Insured Tax Exempt Fund                                  6,399,103                        810,488                              0
------------------------------------------------------------------------------------------------------------------------------------
Insured Tax Exempt Fund II                                 913,535                        365,414                         64,930
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                                93,962                              0                         79,047
------------------------------------------------------------------------------------------------------------------------------------
Arizona Fund                                               182,265                         85,057                         20,103
------------------------------------------------------------------------------------------------------------------------------------
California Fund                                            220,241                        102,779                         27,269
------------------------------------------------------------------------------------------------------------------------------------
Colorado Fund                                               96,278                         64,185                         22,471
------------------------------------------------------------------------------------------------------------------------------------
Connecticut Fund                                           279,502                         93,167                         34,135
------------------------------------------------------------------------------------------------------------------------------------
Florida Fund                                               294,472                         98,157                         21,695
------------------------------------------------------------------------------------------------------------------------------------
Georgia Fund                                                76,309                         50,873                         15,090
------------------------------------------------------------------------------------------------------------------------------------
Maryland Fund                                              256,829                         85,610                         25,947
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Fund                                         226,859                         75,620                         24,078
------------------------------------------------------------------------------------------------------------------------------------
Michigan Fund                                              327,455                        109,152                              0
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Fund                                             105,484                         70,322                         26,025
------------------------------------------------------------------------------------------------------------------------------------
Missouri Fund                                               76,096                         50,731                         23,394
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Fund                                            528,416                        140,911                              0
------------------------------------------------------------------------------------------------------------------------------------
New York Fund                                            1,459,080                        291,816                              0
------------------------------------------------------------------------------------------------------------------------------------
North Carolina Fund                                        176,722                         82,470                         33,000
------------------------------------------------------------------------------------------------------------------------------------
Ohio Fund                                                  202,931                         94,701                         27,695
------------------------------------------------------------------------------------------------------------------------------------
Oregon Fund                                                204,880                         95,610                         30,949
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund                                          361,221                        120,407                              0
------------------------------------------------------------------------------------------------------------------------------------
Virginia Fund                                              329,205                        109,735                              0
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                       FISCAL YEAR ENDED 12/31/04
------------------------------------------------------------------------------------------------------------------------------------
FUND                                               ADVISORY FEES PAID            ADVISORY FEES WAIVED            EXPENSES REIMBURSED
------------------------------------------------------------------------------------------------------------------------------------
Insured Intermediate Tax Exempt Fund                             $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
Insured Tax Exempt Fund                                          $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
Insured Tax Exempt Fund II                                       $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                                     $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
Arizona Fund                                                     $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
California Fund                                                  $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
Colorado Fund                                                    $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
Connecticut Fund                                                 $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
Florida Fund                                                     $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
Georgia Fund                                                     $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
Maryland Fund                                                    $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Fund                                               $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
Michigan Fund                                                    $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Fund                                                   $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
Missouri Fund                                                    $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                       FISCAL YEAR ENDED 12/31/04
------------------------------------------------------------------------------------------------------------------------------------
FUND                                               ADVISORY FEES PAID            ADVISORY FEES WAIVED            EXPENSES REIMBURSED
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Fund                                                  $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
New York Fund                                                    $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
North Carolina Fund                                              $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
Ohio Fund                                                        $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
Oregon Fund                                                      $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund                                                $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------
Virginia Fund                                                    $                             $                               $
------------------------------------------------------------------------------------------------------------------------------------


                            UNDERWRITERS AND DEALERS

     Part II of this SAI describes the Underwriting Agreement of each Fund which has an underwriting agreement with FIC, the applicable sales charge on Class A shares expressed both as a percentage of the offering price and net amount invested, and the dealer concession that is paid by FIC to outside dealers expressed as a percentage of the offering price.

     The following table lists the underwriting fees paid to FIC during the fiscal years ended December 31, 2002, 2003 and 2004.

------------------------------------------------------------------------------------------------------------------------------------
                                           FISCAL YEAR ENDED               FISCAL YEAR ENDED               FISCAL YEAR ENDED
                                           DECEMBER 31, 2002               DECEMBER 31, 2003               DECEMBER 31, 2004
                                        --------------------------------------------------------------------------------------------
                                                         ADDITIONAL                      ADDITIONAL                     ADDITIONAL
                                                          AMOUNTS                         AMOUNTS                        AMOUNTS
                                          AMOUNTS        REALLOWED TO    AMOUNTS        REALLOWED TO     AMOUNTS       REALLOWED TO
                                         RECEIVED       UNAFFILIATED    RECEIVED        UNAFFILIATED     RECEIVED      UNAFFILIATED
FUND                                      BY FIC          DEALERS        BY FIC            DEALERS        BY FIC         DEALERS
------------------------------------------------------------------------------------------------------------------------------------
Insured Intermediate Tax Exempt Fund       $66,873         $377,573      $528,787          $400,732         $                $
------------------------------------------------------------------------------------------------------------------------------------
Insured Tax Exempt Fund                   $368,181          $35,699      $344,391           $33,117         $                $
------------------------------------------------------------------------------------------------------------------------------------
Insured Tax Exempt Fund II*               $260,323               $0      $186,410                $0         $                $
------------------------------------------------------------------------------------------------------------------------------------
Arizona Fund                               $69,976         $103,262       $53,458          $126,972         $                $
------------------------------------------------------------------------------------------------------------------------------------
California Fund                            $97,897         $175,966      $108,970          $211,706         $                $
------------------------------------------------------------------------------------------------------------------------------------
Colorado Fund                              $60,539          $67,260       $31,999           $66,285         $                $
------------------------------------------------------------------------------------------------------------------------------------
Connecticut Fund                          $182,419         $106,724      $109,250           $77,162         $                $
------------------------------------------------------------------------------------------------------------------------------------
Florida Fund                              $159,373          $53,003      $149,501          $120,443         $                $
------------------------------------------------------------------------------------------------------------------------------------
Georgia Fund                               $26,845          $16,970       $21,760           $51,041         $                $
------------------------------------------------------------------------------------------------------------------------------------
Maryland Fund                              $85,262         $212,667       $56,359          $100,006         $                $
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Fund                         $79,491          $17,978       $59,982           $14,086         $                $
------------------------------------------------------------------------------------------------------------------------------------
Michigan Fund                             $127,973          $77,066       $73,470           $64,875         $                $
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Fund                             $51,108          $23,989       $39,249           $47,487         $                $
------------------------------------------------------------------------------------------------------------------------------------
Missouri Fund                              $27,547          $66,257       $27,546           $74,183         $                $
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Fund                           $257,213          $42,128      $132,973           $51,749         $                $
------------------------------------------------------------------------------------------------------------------------------------
New York Fund                             $615,256          $35,270      $411,307           $40,947         $                $
------------------------------------------------------------------------------------------------------------------------------------
North Carolina Fund                        $74,411          $78,844       $75,077           $62,820         $                $
------------------------------------------------------------------------------------------------------------------------------------
Ohio Fund                                  $72,828          $38,033       $52,599           $44,822         $                $
------------------------------------------------------------------------------------------------------------------------------------
Oregon Fund                               $146,502          $74,160      $175,808           $57,861         $                $
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund                         $149,878          $43,486       $86,136           $75,195         $                $
------------------------------------------------------------------------------------------------------------------------------------
Virginia Fund                             $172,619          $43,000      $129,545           $36,432         $                $
------------------------------------------------------------------------------------------------------------------------------------

*   Prior to December 18, 2000, Executive Investors Corporation ("EIC") served as the principal underwriter for the Insured Tax
Exempt Fund II.  EIC is an affiliate of FIC.


                               DISTRIBUTION PLANS

     Part II of this SAI describes the distribution plans of those Funds which have adopted such plans. For the fiscal year ended December 31, 2004, the Funds paid the following in fees pursuant to their plans:

------------------------------------------------------------------------------------------------------------------------------------
                                                               CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                               COMPENSATION TO           COMPENSATION TO         COMPENSATION TO SALES       TOTAL DISTRIBUTION PLAN
FUND                             UNDERWRITER                  DEALERS                   PERSONNEL                    FEES PAID
------------------------------------------------------------------------------------------------------------------------------------
Insured
Intermediate Tax
Exempt Fund                              $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
Insured Tax
Exempt Fund                              $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
Insured Tax
Exempt Fund II*                          $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
Arizona Fund                             $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
California Fund                          $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
Colorado Fund                            $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
Connecticut Fund                         $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
Florida Fund                             $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
Georgia Fund                             $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
Maryland Fund                            $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts
Fund                                     $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
Michigan Fund                            $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Fund                           $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
Missouri Fund                            $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Fund                          $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
New York Fund                            $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
North Carolina
Fund                                     $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
Ohio Fund                                $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
Oregon Fund                              $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund                        $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------
Virginia Fund                            $                          $                           $                            $
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                 CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                               COMPENSATION TO           COMPENSATION TO           COMPENSATION TO SALES          TOTAL DISTRIBUTION
FUND                             UNDERWRITER                  DEALERS                    PERSONNEL                   PLAN FEES PAID
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money
Market Fund                              $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
Insured Intermediate
Tax Exempt Fund                          $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
Insured Tax Exempt
Fund                                     $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
Insured Tax Exempt
Fund II*                                 $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
Arizona Fund                             $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
California Fund                          $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
Colorado Fund                            $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
Connecticut Fund                         $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
Florida Fund                             $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
Georgia Fund                             $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
Maryland Fund                            $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Fund                       $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
Michigan Fund                            $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Fund                           $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
Missouri Fund                            $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Fund                          $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
New York Fund                            $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
North Carolina Fund                      $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
Ohio Fund                                $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
Oregon Fund                              $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund                        $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------
Virginia Fund                            $                          $                          $                          $
------------------------------------------------------------------------------------------------------------------------------------


* Prior to December 18, 2000, Insured Tax Exempt Fund II had only one class of undesignated shares and had adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to that single class of shares to compensate EIC for certain expenses incurred in the distribution of shares and the servicing or maintenance of Fund shareholder accounts. As of December 18, 2000 the Insured Tax-Exempt Fund II adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to Class A shares and Class B shares, to compensate FIC (First Investors Corporation) for certain expenses incurred in the distribution of the shares and the servicing or maintenance of Fund shareholder accounts.

                        ALLOCATION OF PORTFOLIO BROKERAGE

     Part II of this SAI describes the brokerage allocation policies of the Funds. The Funds did not pay brokerage commissions for the last three fiscal years.

         PURCHASES, REDEMPTIONS, SALES LOADS, AND PRICING OF FUND SHARES

     The First Investors Shareholder Manual, attached hereto as Appendix E, provides a description of the policies and procedures that are used for purchases and sales of the shares of the Funds, the pricing of Fund shares, and the applicable sales charges and contingent deferred sales charges. Additional information concerning the methodologies that are used to compute NAV is set forth in Part II of this SAI.

                                      TAXES

     Information concerning the tax laws applicable to the Funds is set forth in
Part II of this SAI.

                        BENEFICIAL OWNERSHIP INFORMATION

                        [TO BE UPDATED UPON FILING 485B]

     As of April __, 2005 the Directors and Officers, as a group, owned or beneficially owned less than 1% of either Class A or Class B shares of each Fund, except for Class A shares of the Funds listed below.

FUND                            % OF SHARES SHAREHOLDER
----






     As of April __, 2005, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Class A shares of each of the Funds listed below.

FUND                            % OF SHARES    SHAREHOLDER
----                            -----------    -----------






     As of April __, 2005, the following owned of record or beneficially owned 5% or more of the outstanding Class B shares of each of the Funds listed below:

FUND                             % OF SHARES   SHAREHOLDER
----                             -----------   -----------

     As of April __, 2005 the following owned of record or beneficially owned 25% or more of the outstanding Class B shares of each of the Funds listed below:

FUND                            % OF SHARES    SHAREHOLDER
----                            -----------    -----------




                              FINANCIAL STATEMENTS

     Registrants incorporate by reference the financial statements and reports of independent auditors contained in the annual reports to shareholders for the fiscal year ended December 31, 2004.

                                   APPENDIX A
      INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS TAX EXEMPT FUNDS
                   OTHER THAN THE TAX-EXEMPT MONEY MARKET FUND
                   -------------------------------------------

     The investment strategies used by each Fund, except for Tax-Exempt Money Market Fund, including strategies to invest in particular types of securities or financial instruments, are listed below. The investment strategies that each Fund currently uses or currently anticipates using are noted by a check (|X|) mark. The investment strategies that each Fund does not currently anticipate using are noted by a dash (-) mark. Each Fund reserves the right to alter its investment strategies or to use other strategies to the extent permitted by its investment policies and applicable regulatory requirements. The investment policies of each Fund are set forth in its prospectus and Appendix C of this SAI. The investment strategies listed below, and their associated risks, are described in Part II of this SAI.

                                                          |X|Fund uses or currently             - Fund does not currently
                                                              anticipates using                     anticipate using
------------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES                                                              |X|
   COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                         |X|
   CORPORATE BONDS AND NOTES                                                  -
   CONVERTIBLE DEBT SECURITIES                                                -
   HIGH YIELD SECURITIES                                                      -
   MORTGAGE-BACKED SECURITIES                                                 -
   OTHER ASSET-BACKED SECURITIES                                              -
   MUNICIPAL SECURITIES                                                      |X|
   U.S. GOVERNMENT SECURITIES                                                 -
   VARIABLE AND FLOATING RATE SECURITIES                                     |X|
   ZERO COUPON AND PAY-IN-KIND BONDS                                         |X|
EQUITY SECURITIES                                                             -
   COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                              -
   SHARES OF OTHER INVESTMENT COMPANIES                                       -
   SHARES OF EXCHANGE TRADED FUNDS                                            -
   REAL ESTATE INVESTMENT TRUSTS                                              -
FOREIGN SECURITIES EXPOSURE                                                   -
   DEPOSITORY RECEIPTS                                                        -
   FOREIGN SECURITIES TRADED IN THE U.S.                                      -
   FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                               -
   FOREIGN SECURITIES TRADED IN EMERGING MARKETS                              -
DERIVATIVES                                                                  |X|
   CREDIT-LINKED SECURITIES                                                   -
   INVERSE FLOATERS                                                          |X|
   INTEREST RATE SWAPS                                                       |X|
RESTRICTED AND ILLIQUID SECURITIES                                           |X|
WHEN-ISSUED SECURITIES                                                       |X|
STAND-BY COMMITMENTS                                                          -
OPTIONS                                                                       -
FUTURES                                                                       -
REPURCHASE AGREEMENTS                                                         -
TEMPORARY BORROWING                                                          |X|
TEMPORARY DEFENSIVE INVESTMENTS                                              |X|

                                     I-A-1

                                   APPENDIX B
               INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS
                          TAX-EXEMPT MONEY MARKET FUND

     The investment  strategies  used by the  Tax-Exempt  Money Market Fund (the
"Fund"), including strategies to invest in particular types of securities or financial instruments, are listed below. The investment strategies that the Fund currently uses or currently anticipates using are noted by a check (|X|) mark. The investment strategies that the Fund does not currently anticipate using are noted by a dash (-) mark. The Fund reserves the right to alter its investment strategies or to use other strategies to the extent permitted by its investment policies and applicable regulatory requirements. The investment policies of the Fund are set forth in its prospectus and Appendix C of this SAI. The investment strategies listed below, and their associated risks, are described in Part II of this SAI.

                                                          |X|Fund uses or currently             - Fund does not currently
                                                              anticipates using                     anticipate using
------------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES                                                              |X|
   COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                         |X|
   CORPORATE BONDS AND NOTES                                                  -
   CONVERTIBLE DEBT SECURITIES                                                -
   HIGH YIELD SECURITIES                                                      -
   MORTGAGE-BACKED SECURITIES                                                 -
   OTHER ASSET-BACKED SECURITIES                                              -
   MUNICIPAL SECURITIES                                                      |X|
   U.S. GOVERNMENT SECURITIES                                                 -
   VARIABLE AND FLOATING RATE SECURITIES                                     |X|
   ZERO COUPON AND PAY-IN-KIND BONDS                                          -
EQUITY SECURITIES                                                             -
   COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                              -
   SHARES OF OTHER INVESTMENT COMPANIES                                       -
   SHARES OF EXCHANGE TRADED FUNDS                                            -
   REAL ESTATE INVESTMENT TRUSTS                                              -
FOREIGN SECURITIES EXPOSURE                                                   -
   DEPOSITORY RECEIPTS                                                        -
   FOREIGN SECURITIES TRADED IN THE U.S.                                      -
   FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                               -
   FOREIGN SECURITIES TRADED IN EMERGING MARKETS                              -
DERIVATIVES                                                                   -
   CREDIT-LINKED SECURITIES                                                   -
   INVERSE FLOATERS                                                           -
   INTEREST RATE SWAPS                                                        -
RESTRICTED AND ILLIQUID SECURITIES                                           |X|
WHEN-ISSUED SECURITIES                                                       |X|
STAND-BY COMMITMENTS                                                          -
OPTIONS                                                                       -
FUTURES                                                                       -
REPURCHASE AGREEMENTS                                                         -
TEMPORARY BORROWING                                                          |X|
TEMPORARY DEFENSIVE INVESTMENTS                                               -

                                     I-B-1

                                   APPENDIX C
           INVESTMENT POLICIES OF THE FIRST INVESTORS TAX EXEMPT FUNDS

     The following is a list of the investment policies of each Fund other than those policies that are set forth in the Fund's prospectus. Each Fund's investment policies are designed to set limits on or prohibit the Fund from engaging in specified investment strategies. For a description of the investment strategies that each Fund actually uses or currently contemplates using, you should review the prospectus for the Fund and Appendices A, B and D of this SAI.

     Each Fund's investment objective, as set forth in its prospectus, is a fundamental investment policy which may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund as defined by the Investment Company Act of 1940, as amended ("1940 Act"). As defined by the 1940 Act, "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

     Each Fund also has adopted the investment policies that are set forth below. Unless identified as non-fundamental, these investment policies are fundamental policies, which may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. Non-fundamental policies may be changed by the Board of Directors/Trustees ("Board") of a Fund without shareholder approval. Except with respect to borrowing, or as otherwise expressly provided, changes in values of a Fund's assets will not cause a violation of the Fund's investment policies.

     TAX-EXEMPT MONEY MARKET FUND. Under normal circumstances, the Tax-Exempt Money Market Fund will invest at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, including the federal Alternative Minimum Tax ("AMT").

     TAX-EXEMPT MONEY MARKET FUND will not:

     (1) Borrow money, except as a temporary or emergency measure (not for leveraging or investment) in an amount not to exceed 5% of the value of its assets.

     (2) Pledge assets, except that the Fund may pledge not more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with paragraph (1) above.

     (3) Make loans, except by purchase of debt obligations and through repurchase agreements; provided, however, that repurchase agreements maturing in more than seven days, along with all illiquid assets, will not exceed 10% of the Fund's total assets (taken at current value).

     (4) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) if, as a result thereof, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the voting securities of that issuer. The Fund will not invest in securities such that any one bank's letters of credit support more than 10% of the Fund's total assets.

     (5) Invest more than 25% of the Fund's total assets (taken at current value) in the obligations of one or more issuers having their principal business activities in the same industry.

                                     I-C-1

     (6) Purchase securities on margin (but the Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities).

     (7)    Make short sales of securities.

     (8)    Write  or  purchase  any  put  or  call  options,   except  stand-by
commitments.

     (9) Knowingly purchase a security which is subject to legal or contractual restrictions on resale or for which there is no readily available market. This policy does not include Section 4(2) Commercial Paper or restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act, which each Fund's Board or the Adviser has determined under Board-approved guidelines are liquid.

     (10) Purchase the securities of other investment companies or investment trusts, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     (11) Purchase the securities of a company if such purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in securities of companies which, including predecessors, have a record of less than three years' continuous operation.

     (12) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

     (13) Purchase or retain any securities of another issuer if persons affiliated with the Fund or its Adviser or management owning, individually, more than one-half of one percent of said issuer's outstanding stock (or securities convertible into stock) own, in the aggregate, more than 5% of said issuer's outstanding stock (or securities convertible into stock).

     (14) Invest in companies for the purpose of exercising control or management.

     (15)   Issue senior securities.

     (16) Buy or sell real estate, commodities or commodity contracts (unless acquired as a result of ownership of securities) or interest in oil, gas or mineral explorations, provided, however, the Fund may invest in Municipal Instruments secured by real estate or interests in real estate.

     The Fund has adopted the following non-fundamental restrictions which may be changed without shareholder approval:

     (1) Notwithstanding fundamental investment restriction (2) above, the Fund will not pledge its assets in excess of an amount equal to 10% of its net assets.

     (2) Notwithstanding fundamental investment restriction (16) above, the Fund will not invest in real estate limited partnership interests or in interests in real estate investment trusts that are not readily marketable.

     (3) The Fund may invest up to 5% of its net assets in securities issued on a when-issued or delayed delivery basis, that is, for delivery to the Fund later than the normal settlement date for most securities, at a stated price and yield.

                                     I-C-2

     INSURED INTERMEDIATE TAX EXEMPT FUND. Under normal circumstances, the Insured Intermediate Tax Exempt Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from federal income tax, including the federal AMT.

     INSURED INTERMEDIATE TAX EXEMPT FUND will not:

     (1)    Issue senior securities.

     (2) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the Fund's total assets more than 5% of such assets would then be invested in securities of a single issuer.

     (3) With respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

     (4) Buy or sell real estate or interests in oil, gas or mineral exploration, or senior securities (as defined in the 1940 Act); provided, however, the Fund may invest in Municipal Instruments secured by real estate or interests in real estate.

     (5) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     (6) Invest more than 25% of the Fund's total assets (taken at current value) in the obligations of one or more issuers having their principal business activities in the same industry.

     (7) Make loans, except loans of portfolio securities and repurchase agreements.

     (8) Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 5% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 5% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 5% limitation. This policy shall not prohibit deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments or the segregation of assets in connection with such transactions.

     The following investment restrictions are not fundamental and may be changed without shareholder approval.

     (1) Under normal circumstances, the Insured Intermediate Tax Exempt Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that are insured as to the timely payment of interest and principal as described in the Fund's prospectus. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

     (2) The Fund will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions as to resale. This policy does not include Section 4(2) Commercial Paper or restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act, which each Fund's Board or the Adviser has determined under Board-approved guidelines are liquid.

                                     I-C-3

     (3) The Fund will not purchase or sell physical commodities unless acquired as a result of ownership of securities (but this restriction shall not prevent the Fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities).

     (4) To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

     (5) The Fund will not pledge assets, except that the Fund may pledge its assets to secure borrowings made in accordance with fundamental investment restriction (7) above, provided the Fund maintains asset coverage of at least 300% for pledged assets; provided, however, this limitation will not prohibit escrow, collateral or margin arrangements in connection with the Fund's use of options, futures contracts or options on futures contracts.

     (6) The Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin. (7) The Fund may invest up to 25% of its net assets in interest rate swaps. For purposes of calculating this 25% limitation, the Fund will use the notional amount of an interest rate swap.

     (8)    The Fund may invest up to 10% of its net assets in inverse floaters.

     (9) The Fund may invest up to 5% of its net assets in bonds rated lower than Baa by Moody's or BBB by S&P.

     (10) The Fund will not loan a portfolio security if the aggregate value of all loaned securities would exceed 10% of the Fund's net assets.

     INSURED TAX EXEMPT FUND. Under normal circumstances, the Insured Tax Exempt Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from federal income tax, including the federal AMT.

     INSURED TAX EXEMPT FUND will not:

     (1) Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 5% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 5% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 5% limitation. This policy shall not prohibit deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments or the segregation of assets in connection with such transactions.

                                     I-C-4

     (2) Make loans (the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan). In addition, the Insured Tax Exempt Fund's Board of Directors may on the request of broker-dealers or other institutional investors, which it deems qualified, authorize the Fund to lend securities for the purpose of covering short positions of the borrower, but only when the borrower pledges cash collateral to the Fund and agrees to maintain such collateral so that it amounts at all times to at least 100% of the value of the securities. Such security loans will not be made if as a result the aggregate of such loans exceed 10% of the value of the Fund's gross assets.

     (3) Invest more than 5% of the value of its gross assets, at the time of purchase, in securities of any one issuer (except obligations of the U.S. Government).

     (4) Purchase securities in an amount to exceed 5% of its gross assets, of unseasoned issuers, including their predecessors, which have been in operation less than three years.

     (5) Invest in any municipal bonds unless they will be insured municipal bonds or unless they are already insured under an insurance policy obtained by the issuer or underwriter thereof.

     (6) Invest more than 25% of the Fund's total assets (taken at current value) in the obligations of one or more issuers having their principal business activities in the same industry.

     (7)    Issue senior securities.

     (8) Invest in securities of other investment companies, except in the case of money market funds offered without selling commissions, or in the event of merger with another investment company.

     (9) Underwrite any issue of securities, although the Fund may purchase municipal bonds directly from the issuer thereof for investment in accordance with the Fund's investment objective, policy and limitations.

     (10) Purchase or sell real estate, but this shall not prevent the Fund from investing in municipal bonds or other obligations secured by real estate or interests therein.

     (11) Invest in oil, gas or other mineral exploration or development programs.

     (12) Purchase or retain the securities of any issuer, if, to the Fund's knowledge, those officers and directors of the Adviser, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities.

     (13) Purchase securities which would not enable the Fund to qualify as a regulated investment company qualified to pay exempt-interest dividends under the Internal Revenue Code of 1986, as amended (the "Code").

     The Fund has adopted the following non-fundamental investment restrictions which may be changed without shareholder approval.

     (1) Under normal circumstances, the Insured Tax Exempt Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that are insured as to the timely payment of interest and principal as described in the Fund's prospectus. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

                                     I-C-5

     (2) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Directors, or the Fund's investment adviser acting pursuant to authority delegated by the Directors, may determine that a readily available market exists for Section 4(2) commercial paper and securities eligible for resale without registration pursuant to Rule 144A under the 1933 Act, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.

     (3) The Fund will not purchase or sell physical commodities unless acquired as a result of ownership of securities (but this restriction shall not prevent the Fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities).

     (4) To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

     (5) The Fund will not pledge assets, except that the Fund may pledge its assets to secure borrowings made in accordance with fundamental investment restriction (1) above, provided the Fund maintains asset coverage of at least 300% for pledged assets; provided, however, this limitation will not prohibit escrow, collateral or margin arrangements in connection with the Fund's use of options, futures contracts or options on futures contracts.

     (6) The Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

     (7) The Fund may invest up to 25% of its net assets in interest rate swaps. For purposes of calculating this 25% limitation, the Fund will use the notional amount of an interest rate swap.

     (8)    The Fund may invest up to 10% of its net assets in inverse floaters.

     (9) The Fund may invest up to 5% of its net assets in bonds rated lower than Baa by Moody's or BBB by S&P.

     (10) The Fund will not loan a portfolio security if the aggregate value of all loaned securities would exceed 10% of its total assets.

                                     I-C-6

     INSURED TAX EXEMPT FUND II. Under normal circumstances, the Insured Tax Exempt Fund II will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from federal income tax, including the federal AMT.

     INSURED TAX EXEMPT FUND II will not:

     (1) Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 5% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 5% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 5% limitation. This policy shall not prohibit deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments or the segregation of assets in connection with such transactions.

     (2)    Issue senior securities.

     (3) Make loans, except loans of portfolio securities (limited to 10% of the Fund's total assets), provided such loans are at all times secured by cash or equivalent collateral of no less than 100% by marking to market daily.

     (4) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to pre-refunded bonds, the Adviser considers an escrow account to be the issuer of such bonds when the escrow account consists solely of U.S. Government obligations fully substituted for the obligation of the issuing municipality.

     (5) Invest in any municipal bonds unless they will be insured municipal bonds or unless they are already insured under an insurance policy obtained by the issuer or underwriter thereof.

     (6) Invest more than 25% of the Fund's total assets (taken at current value) in the obligations of one or more issuers having their principal business activities in the same industry.

     (7) Buy or sell real estate or interests in real estate limited partnerships, although it may purchase and sell securities which are secured by real estate or interests therein.

     (8) Underwrite any issue of securities, although the Fund may purchase municipal bonds directly from the issuer thereof for investment in accordance with the Fund's investment objective, policy and limitations.

     (9)    Make   investments   for  the  purpose  of  exercising   control  or
management.

     (10) Purchase or sell portfolio securities from or to the Adviser or any director, officer or Trustee thereof or of the Trust, as principals.

     (11) Invest in any securities of any issuer if, to the knowledge of the Fund, any officer, director or Trustee of the Trust or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

                                     I-C-7

     The following investment restrictions are not fundamental and may be changed without shareholder approval. (1) Under normal circumstances, the Insured Tax Exempt Fund II will invest at least 80% of its net assets in municipal bonds and other municipal securities that are insured as to the timely payment of interest and principal as described in the Fund's prospectus. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

     (2) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for Section 4(2) commercial paper and securities eligible for resale without registration pursuant to Rule 144A under the 1933 Act, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.

     (3) The Fund will not purchase or sell physical commodities unless acquired as a result of ownership of securities (but this restriction shall not prevent the Fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities).

     (4) The Fund will not enter into futures contracts or options on futures contracts other than for bona fide hedging purposes (as defined by the CFTC) if the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

     (5) The Fund will not pledge assets, except that the Fund may pledge its assets to secure borrowings made in accordance with fundamental investment restriction (1) above, provided the Fund maintains asset coverage of at least 300% for pledged assets; provided, however, this limitation will not prohibit escrow, collateral or margin arrangements in connection with the Fund's use of options, futures contracts or options on futures contracts.

     (6) The Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

     (7) The Fund may invest up to 25% of its net assets in interest rate swaps. For purposes of calculating this 25% limitation, the Fund will use the notional amount of an interest rate swap.

     (8)    The Fund may invest up to 10% of its net assets in inverse floaters.

     (9) The Fund may invest up to 5% of its net assets in bonds rated lower than Baa by Moody's or BBB by S&P.

     (10) The Fund will not loan a portfolio security if the aggregate value of all loaned securities would exceed 10% of its total assets.

                                     I-C-8

     NEW YORK INSURED TAX FREE FUND. Under normal circumstances, the New York Insured Tax Free Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax, including the federal AMT, and state income tax for individual residents of the State of New York.

     NEW YORK INSURED TAX FREE FUND will not:

     (1) Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 5% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 5% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 5% limitation. This policy shall not prohibit deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments or the segregation of assets in connection with such transactions.

     (2) Make loans, except by purchase of debt obligations and through repurchase agreements. However, the Fund's Board of Directors may, on the request of broker-dealers or other institutional investors which they deem qualified, authorize the Fund to loan securities to cover the borrower's short position; provided, however, the borrower pledges to the Fund and agrees to maintain at all times with the Fund cash collateral equal to not less than 100% of the value of the securities loaned; and, further provided, that such loans will not be made if the value of all such loans, repurchase agreements maturing in more than seven days and other illiquid assets is greater than an amount equal to 15% of the Fund's net assets.

     (3) Invest more than 25% of the Fund's total assets (taken at current value) in the obligations of one or more issuers having their principal business activities in the same industry.

     (4) Purchase a Municipal Instrument unless it is an Insured Municipal Instrument, or is already insured by a policy of insurance or, as to uninsured municipal commercial paper or municipal notes, is supported by a letter of credit or other similar guarantee obtained by the issuer or underwriter thereof.

     (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

     (6) Buy or sell real estate or interests in oil, gas or mineral exploration, or issue senior securities (as defined in the 1940 Act); provided, however, the Fund may invest in Municipal Instruments secured by real estate or interests in real estate.

     The Fund has adopted the following non-fundamental investment restrictions, which may be changed without shareholder approval.

     (1) Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that are insured as to the timely payment of interest and principal as described in the Fund's prospectus. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

     (2) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and


                                     I-C-9
interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Directors, or the Fund's investment adviser acting pursuant to authority delegated by the Directors, may determine that a readily available market exists for section 4(2) commercial paper and securities eligible for resale without registration pursuant to Rule 144A under the 1933 Act, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.

     (3) The Fund will not purchase or sell physical commodities unless acquired as a result of ownership of securities (but this restriction shall not prevent the Fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities).

     (4) To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

     (5) The Fund will not pledge assets, except that the Fund may pledge its assets to secure borrowings made in accordance with fundamental investment restriction (1) above, provided the Fund maintains asset coverage of at least 300% for pledged assets; provided, however, this limitation will not prohibit escrow, collateral or margin arrangements in connection with the Fund's use of options, futures contracts or options on futures contracts.

     (6) The Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

     (7) The Fund will not, with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     (8) The Fund will not invest in the securities of other investment companies or investment trusts except to the extent permitted by law.

     (9) The Fund may invest up to 25% of its net assets in interest rate swaps. For purposes of calculating this 25% limitation, the Fund will use the notional amount of an interest rate swap.

     (10)   The Fund may invest up to 10% of its net assets in inverse floaters.

     (11) The Fund may invest up to 5% of its net assets in bonds rated lower that Baa by Moody's or BBB by S&P.

                                     I-C-10

     (12) The Fund will not loan a portfolio security if the aggregate value of all loaned securities would exceed 10% of the Fund's net assets.

     MULTI-STATE INSURED TAX FREE FUND. Under normal circumstances, each series of the Multi-State Insured Tax Free Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax, including the federal AMT, and any applicable state income tax for individual residents of the state listed in the name of the series.

     EACH SERIES OF THE MULTI-STATE INSURED TAX FREE FUND will not:

     (1) Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 5% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 5% of the value of a Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 5% limitation. This policy shall not prohibit deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments or the segregation of assets in connection with such transactions.

     (2) Purchase, as to 75% of each Fund's total assets (taken at current value), the securities of any issuer (other than the U.S. Government) if, as a result thereof, more than 5% of the total assets of such Fund would be invested in the securities of such issuer. When the assets and revenues of an agency, instrumentality or political subdivision issuing a Municipal Instrument or other security are distinct from the assets and revenues of the government which created the issuing entity, and the Municipal Instrument is supported by the issuing entity's assets and revenues, the issuing entity is deemed to be the sole issuer of the Municipal Instrument or security. If an industrial development bond is supported only by the payments of the non-governmental beneficiary of the industrial development bond, then such non-governmental entity is deemed to be the sole issuer. With respect to pre-refunded bonds, the Adviser considers an escrow account to be the issuer of such bonds when the escrow account consists solely of U.S. Government obligations fully substituted for the obligation of the issuing municipality.

     (3)    Purchase  the   securities  of  any  issuer  (other  than  the  U.S.
Government) if, as a result thereof, any Fund would hold more than 10% of any class of securities (including any class of voting securities) of such issuer.

     (4) Purchase the securities of an issuer if such purchase, at the time thereof, would cause more than 5% of the value of the total assets of any Fund to be invested in securities of issuers which, including predecessors, have a record of less than three years' continuous operation.

     (5) Purchase the securities of other investment companies or investment trusts, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     (6) Invest more than 25% of the Fund's total assets (taken at current value) in the obligations of one or more issuers having their principal business activities in the same industry.

     (7) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

                                     I-C-11

     (8) Buy or sell real estate or interests in oil, gas or mineral exploration, or senior securities (as defined in the 1940 Act); provided, however, each Fund may invest in Municipal Instruments secured by real estate or interests in real estate.

     (9) Make loans, except by purchase of debt obligations, publicly distributed bonds or debentures (which are not considered loans), and through repurchase agreements.

     MULTI-STATE INSURED TAX FREE FUND, on behalf of each Single State Fund, has adopted the following non-fundamental investment restrictions, which may be changed without shareholder approval.

     (1) Under normal circumstances, each series of the Multi-State Insured Tax Free Fund will invest at least 80% of its net assets in municipal bonds and municipal securities that are insured as to the timely payment of interest and principal as described in the Fund's prospectus. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

     (2) Each Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees or the Adviser, acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for section 4(2) commercial paper and securities eligible for resale without registration pursuant to Rule 144A under the 1933 Act, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.

     (3) Each Fund will not purchase or sell physical commodities unless acquired as a result of ownership of securities (but this restriction shall not prevent each Fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities).

     (4) Each Fund will not, to the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

     (5) Each Fund will not pledge assets, except that a Fund may pledge its assets to secure borrowings made in accordance with fundamental investment restriction (1) above, provided such Fund maintains asset coverage of at least 300% for pledged assets; provided, however, this limitation will not prohibit escrow, collateral or margin arrangements in connection with a Fund's use of options, futures contracts or options on futures contracts.

     (6) Each Fund will not purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

                                     I-C-12

     (7) Each Fund may invest up to 25% of its net assets in interest rate swaps. For purposes of calculating this 25% limitation, the Fund will use the notional amount of an interest rate swap.

     (8)    The Fund may invest up to 10% of its net assets in inverse floaters.

     (9) Each Fund may invest up to 5% of its net assets in bonds rated lower that Baa by Moody's or BBB by S&P.

     (10) Each Fund will not loan a portfolio security if the aggregate value of all loaned securities would exceed 10% of a Fund's net assets.

                  STATEMENT OF ADDITIONAL INFORMATION PART II

                               DATED MAY 1, 2005

Part II of this SAI describes policies and practices that apply to each of the Funds in the First Investors Family of Funds, except as otherwise indicated. The First Investors Family of Funds (or "First Investors Funds") consists of 14 registered investment companies: First Investors Cash Management Fund, Inc., First Investors Fund for Income, Inc., First Investors Global Fund, Inc., First Investors Government Fund, Inc., First Investors Insured Tax Exempt Fund, Inc., First Investors Life Series Fund, First Investors Multi-State Insured Tax Free Fund, First Investors New York Insured Tax Free Fund, Inc., First Investors Series Fund, First Investors Series Fund II, Inc., First Investors Special Bond Fund, Inc., First Investors Tax-Exempt Money Market Fund, Inc., First Investors U.S. Government Plus Fund and Executive Investors Trust. The term "Fund" as used herein includes each individual series of each series investment company, except as otherwise indicated.


                          PART II - TABLE OF CONTENTS
                          ---------------------------

DESCRIPTIONS OF INVESTMENT STRATEGIES AND RISKS................................2
I.     DEBT SECURITIES.........................................................2
II.    EQUITY SECURITIES.......................................................6
III.   FOREIGN SECURITIES EXPOSURE.............................................7
IV.    RESTRICTED AND ILLIQUID SECURITIES..................................... 9
V.     WHEN-ISSUED SECURITIES..................................................9
VI.    STANDBY COMMITMENTS.....................................................9
VII.   FUTURES AND OPTIONS....................................................10
VIII.  DERIVATIVES............................................................14
IX.    REPURCHASE AGREEMENTS..................................................15
X.     TEMPORARY BORROWING....................................................15
XI.    TEMPORARY DEFENSIVE INVESTMENTS........................................15
PORTFOLIO HOLDINGS INFORMATION POLICIES AND PROCEDURES........................16
PORTFOLIO TURNOVER............................................................17
MANAGEMENT OF THE FUNDS.......................................................17
RESPONSIBILITIES OF THE BOARD OF THE FUNDS....................................20
BOARD CONSIDERATION OF ADVISORY AGREEMENTS....................................21
UNDERWRITER AND DEALERS.......................................................22
DISTRIBUTION PLANS............................................................22
DETERMINATION OF NET ASSET VALUE..............................................24
ALLOCATION OF PORTFOLIO BROKERAGE.............................................25
PERFORMANCE INFORMATION AND ADVERTISING.......................................26
CREDIT RATINGS INFORMATION....................................................28
GENERAL INFORMATION...........................................................32
APPENDIX A TAXES.............................................................A-1
APPENDIX B FIRST INVESTORS SHAREHOLDER MANUAL................................B-1

                DESCRIPTIONS OF INVESTMENT STRATEGIES AND RISKS

     The following are descriptions of investment strategies that are used by one or more of the Funds within the First Investors family of Funds, as well as the risks of those strategies. To determine which strategies are used by a particular First Investors Fund, you must review the prospectus and Appendices A and B of Part I of the SAI with respect to such Fund. The prospectus will identify the principal investment strategies of the Fund and the principal risks of those strategies. Appendix A contains schedules listing the investment strategies that may be used by each Fund covered by the SAI. Appendix B describes the investment policies that may limit or restrict the Fund's ability to use certain investment strategies. The references below to "Funds" or a "Fund" refer to those Funds that are authorized to invest in the described securities.

I.   DEBT SECURITIES.

     The Funds may invest in all of the debt securities described below. The market value of most debt securities is influenced by changes in the level of interest rates. Generally, as interest rates rise, the market value of a debt security decreases. Conversely, as interest rates fall, the market value of a debt security increases. This is referred to as interest rate risk. Factors which could result in a rise in interest rates, and a decrease in the market value of a debt security, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit and an increase in the price of commodities such as oil.

     The market value of most debt securities is influenced by the credit risks associated with such security. Credit risk is the risk that an issuer may not be able to pay principal and interest when due. The debt securities that are purchased by the Funds may be rated investment grade, may be rated below investment grade or may be unrated. Debt obligations rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Ratings Group ("S&P") are considered investment grade. Bonds that are rated lower than Baa or BBB are considered below investment grade and are referred to as "High Yield Securities." In general, the lower the credit rating for a debt security, the higher the credit risk. As discussed below, High Yield Securities are speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. Even debt obligations that are rated Baa by Moody's or BBB by S&P have speculative characteristics.

     A. COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS. The Funds may invest in commercial paper (which are short-term promissory notes issued by corporations), commercial bank obligations (such as certificates of deposit and bankers acceptances), and short-term obligations issued by the U.S. government, its agencies, or instrumentalities. Commercial paper is generally sold without registration pursuant to exemptions under the Securities Act of 1933, such as
Section 3(a)(3) or 4(2). The commercial paper purchased by the Funds may be liquid or illiquid. See "Restricted and Illiquid Securities" for risks associated with investing in restricted and illiquid securities. The commercial paper purchased by the Funds may be rated or unrated. The commercial paper purchased by the Funds may also take the form of short term promissory notes that are backed by assets, such as credit card and other receivables. See "Other Asset-Backed Securities."

     B. CORPORATE BONDS AND NOTES. The Funds may invest in bonds and notes issued by corporations and other similar entities. Corporate bonds and notes generally have maturities of between one and thirty years. In general, the longer the maturity of a bond, the greater the interest rate risk. The corporate bonds and notes that may be purchased by the Funds may be convertible into equity securities. See "Convertible Debt Securities." The Funds may also invest in debt securities that are accompanied by warrants or rights that are convertible into the issuer's equity securities. The Funds may sell or retain such warrants or rights.

     C. CONVERTIBLE DEBT SECURITIES. The Funds may invest in convertible debt securities. A convertible debt security is generally a debt obligation that may be converted into the stock of the same or different issuer. The value of a convertible bond may be dependent in part on the value of the issuer's equity securities.

     D. HIGH YIELD SECURITIES. The Funds may invest in high yield, high risk securities also known as junk bonds ("High Yield Securities"), including securities of companies that are in default or undergoing bankruptcy or reorganization ("Distressed Securities). High yield securities include bonds that are rated below Baa by Moody's Investors Service, Inc., or below BBB by

Standard & Poor's Ratings Group as well as unrated bonds that are determined by the Funds to be of equivalent quality.

     Debt obligations, including convertible debt securities, rated lower than Baa by Moody's or BBB by S&P, are speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. The prices of High Yield Securities tend to be more sensitive to adverse economic changes or individual corporate developments than those of higher quality bonds. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of High Yield Securities. A significant economic downturn or a substantial period of rising interest rates could severely affect the market for High Yield Securities. In these circumstances, issuers of High Yield Securities might have greater difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing. Thus, there could be a higher incidence of default. This would affect the value of such securities. Further, if the issuer of a security owned by a Fund defaults, that Fund might incur additional expenses to seek recovery.

     The Funds could also incur a loss by investing in a High Yield Security due to an inaccurate evaluation of its credit risk. There is frequently less information available about issuers of High Yield Securities than is available concerning issuers of higher quality debt. Moreover, the credit ratings issued by credit rating services may not fully reflect the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of High Yield Securities. Also, credit rating agencies may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security's market value.

     The market for High Yield Securities generally is thinner and less active than that for higher quality bonds, which may limit a Fund's ability to sell such securities at reasonable prices in response to changes in the economy or the financial markets. High Yield Securities are typically traded among a small number of broker-dealers. Purchasers of High Yield Securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market. A less active and thinner market for High Yield Securities than that available for higher quality securities may result in more difficulty in executing trades at favorable prices, particularly during unsettled market conditions.

     The ability of a Fund to value or sell High Yield Securities will be adversely affected to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the task of valuing High Yield Securities becomes more difficult, with judgment playing a greater role. Further, adverse publicity about the economy or a particular issuer may adversely affect the public's perception of the value, and thus liquidity, of a High Yield Security, whether or not such perceptions are based on a fundamental analysis.

     If an issuer of a High Yield Security containing a redemption or call provision exercises either provision in a declining interest rate market, a Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which Fund expenses could be allocated and in a reduced rate of return for that Fund.

     A High Yield Security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security. To the extent permitted by a Fund's investment policies, securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition, to establish a long-term holding period for Federal income tax purposes, or to seek capital appreciation.

     E.  MORTGAGE-BACKED  SECURITIES.  The Funds may  invest in  mortgage-backed
securities,   including   collateralized   mortgage   obligations  and  mortgage
pass-through securities. These securities represent interests in pools of mortgage loans. The payments of principal and interest on the underlying loans pass through to investors. Although the underlying mortgage loans are for specified periods of time, such as fifteen to thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders may receive prepayments of principal, in addition to the principal, which is part of the regular monthly payments.

     There are three types of interest rate related risks associated with mortgage-backed securities. The first is interest rate risk. The values of mortgage-backed securities will generally fluctuate inversely with interest rates. The second is prepayment risk. This is the risk that borrowers will repay their mortgages earlier than anticipated. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities. The third is extension risk. When interest rates rise, prepayments often drop, which should extend the average maturity of the mortgage-backed security. This makes mortgage-backed securities more sensitive to interest rate changes.

     Mortgage-backed securities may also be subject to credit risk. Payment of principal and interest on most mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by U.S. Government agencies whose obligations are backed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or may be guaranteed by agencies or instrumentalities of the U.S. Government whose obligations are not backed by the full faith and credit of the U.S. Government (such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac"). See "U.S. Government Securities." Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.

     F. OTHER ASSET-BACKED SECURITIES. The Funds may invest in other forms of asset-backed securities i.e., in addition to asset-based commercial paper and mortgage-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card receivables, automobile loans, airplane leases, equipment leases, and other forms of receivables. These securities present certain risks in addition to those normally associated with debt securities. For instance, these securities may not have the benefit of any security interest in any collateral that could ensure payment of the receivable. For example, credit card receivables are generally unsecured. The obligors may also be entitled to the protection of a number of state and federal credit laws. Moreover, even if there are perfected security interests in the underlying collateral, there is the possibility that recoveries on repossessed collateral may not be sufficient to support payments on these securities.

     To lessen the effect of failures by obligors on underlying assets to make payments, asset-backed securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. Credit supports, if any, do not protect against fluctuation in the market values of asset-backed securities. Moreover, a credit support depends upon the financial ability of its issuer to honor the support.

     G. MUNICIPAL SECURITIES. Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States (such as Puerto Rico), the District of Columbia and their political subdivisions, agencies and instrumentalities. The two principal classifications of municipal securities are "general obligation" and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest. Revenue securities generally are payable only from revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a tax or other specific revenue source. The yields on municipal securities depend on, among other things, general bond market conditions, conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issuer.

     Generally, the values of municipal securities vary inversely to changes in interest rates. Municipal securities are also subject to credit risk, which is the risk that the obligor may not be able to repay the debt when due or in the case of a revenue security that the source of the revenue may not be sufficient. National, regional or state-wide economic developments may adversely affect the market value of municipal securities held by a Fund or the ability of particular obligors to make timely payments of debt service on those obligations. There is also the risk that some or all of the interest income that a Fund receives from municipal securities might become taxable or be determined to be taxable by the Internal Revenue Service ("IRS"), applicable state tax authorities, or a judicial body. Future court decisions or legislative actions may also affect the ability of the issuer of a municipal security to repay its obligations.

     H. U.S. GOVERNMENT SECURITIES. The Funds may invest in U.S. Government Securities. U.S. Government Securities include: (1) U.S. Treasury obligations (which differ only in their interest rates and maturities), (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government (such as securities issued by the FHA, GNMA, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the FHA and the Small Business Administration) and (3) securities that are guaranteed by agencies or instrumentalities of the U.S. Government but are not backed by the full faith and credit of the U.S. Government (such as the Fannie Mae, Freddie Mac or the Federal Home Loan Banks ("FHLBs")). These U.S. Government-sponsored entities, although chartered or sponsored by Congress, are not funded by Congressional appropriations and are not guaranteed nor insured by the U.S. Government. They are supported only by the credit of the issuing agency, instrumentality or corporation and the underlying mortgages backing the securities. The range of maturities of U.S. Government Securities is usually three months to thirty years. In general, the U.S. Government Securities tend to carry more interest rate risk than corporate bonds with similar maturities.

     The Funds may also invest in separated or divided U.S. Government Securities. These instruments represent a single interest, or principal, payment on a U.S. Government Security that has been separated from all the other interest payments as well as the security itself. When the Fund purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future. The interest rate on such an instrument is determined by the price the Fund pays for the instrument when it purchases the instrument at a discount under what the instrument entitles the Fund to receive when the instrument matures. The amount of the discount the Fund will receive will depend upon the length of time to maturity of the separated U.S. Government Security and prevailing market interest rates when the separated U.S. Government Security is purchased. Separated U.S. Government Securities can be considered zero coupon investments because no payment is made to the Fund until maturity. The market values of these securities are much more susceptible to change in market interest rates than income-producing securities. See "Zero Coupon and Pay-In-Kind Securities." These securities are purchased with original issue discount and such discount is includable as gross income to a Fund shareholder over the life of the security.

     The Funds may also purchase certificates, not issued by the U.S. Treasury, which evidence ownership of future interest, principal or interest and principal payments on obligations issued by the U.S. Treasury. The actual U.S. Treasury securities will be held by a custodian on behalf of the certificate holder. These certificates are purchased with original issue discount and are subject to greater fluctuations in market value, based upon changes in market interest rates, than income-producing securities.

     I. VARIABLE RATE AND FLOATING RATE SECURITIES. The Funds may invest in variable rate and floating rate securities. Issuers of such notes include corporations, banks, broker-dealers, finance companies and issuers of municipal securities. Variable rate notes include master demand notes that are obligations permitting the holder to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

     The interest rate on a floating rate obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, there may be no established secondary market for these obligations and they may be illiquid. See "Restricted and Illiquid Securities" for the risks of illiquid securities. Where these obligations are not secured by letters of credit or other credit support arrangements, the right of a Fund to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. The Funds will invest in obligations that are unrated only if they determine that, at the time of investment, the obligations are of comparable quality to the other obligations in which the Fund may invest. The Fund will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio.

     J. ZERO COUPON AND PAY-IN-KIND SECURITIES. The Funds may invest in zero coupon and pay-in-kind securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities are those that pay "interest" through the issuance of additional securities. The market prices of zero coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities, and the "interest" on pay-in-kind securities received, each year must be accounted for by a Fund that holds such securities for purposes of determining the amount it must distribute that year to continue to qualify for tax treatment as a regulated investment company. Thus, a Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from a Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. A Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

II.  EQUITY SECURITIES

     A. COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS. The Funds may invest in equity securities, including common stocks, preferred stocks, rights, warrants that are convertible into common stocks. Equity securities are subject to market risk. This means that they may decline in value over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. The Funds may invest in equity securities of foreign companies directly or through depository receipts. Investments in the stocks of foreign companies involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. See "Foreign Securities Exposure" for the additional information on the associated strategies and risks. The Funds may also invest in common stocks or other equity securities issued by newer and less seasoned companies with small to medium market capitalizations. Securities issued by such companies present greater risks than securities which are issued by larger, more established companies.

     B. SHARES OF OTHER INVESTMENT COMPANIES. The Funds may invest in the shares of other investment companies, including Exchange Traded Funds ("ETFs") that are registered as investment companies. Investments in the shares of other investment companies or ETFs carry all of the same risks that are associated with direct investments in the securities that are owned by such companies. See "Shares of Exchange Traded Funds." Investments in the shares of other investment companies or ETFs also expose a Fund to additional expenses. A Fund that invests in an investment company or an ETF will bear a proportionate share of the fees, including investment advisory and administrative fees, that are paid by such investment company or ETF.

     C. SHARES OF EXCHANGE-TRADED FUNDS. ETFs essentially are baskets of stocks that are listed on an exchange and trade like individual stocks. ETFs typically seek to replicate selected indices. The value of an ETF is usually determined by demand for the underlying securities themselves. Although the value of an ETF is related to the ETF's underlying portfolio assets, shares of ETFs (like shares of closed-end investment companies) can trade at a discount to net asset value. In addition, a failure to maintain the exchange listing of an ETF's shares and substantial market or other disturbances could adversely affect the value of such securities.

     ETFs may or may not be registered as investment companies depending upon how they are organized. ETFs that are organized as unit investment trusts are registered under the 1940 Act as investment companies. Examples of such ETFs include iShares (formerly called World Equity Benchmark Shares or WEBS) and Standard & Poor's Depository Receipts ("SPDRs"). ETFs that are organized as grantor trusts, such as Holding Company Depository Receipts ("HOLDRs"), generally are not required to register as investment companies under the 1940 Act. Investments in ETFs, whether or not registered or not registered as investment companies, expose the Funds to additional fees.

     D. REAL ESTATE INVESTMENT TRUSTS. The Funds may invest in stocks of real estate investment trusts ("REITs"). Equity REITS invest in income-producing real estate. They produce income from rental and lease payments as well as occasional sales of property. Mortgage REITs make construction, development, and long-term mortgage loans. They produce income from repayment of the loans and sales of the loan obligations. REITs may invest in both real estate and real estate loans.

     Unlike most corporations, REITs do not have to pay federal income tax if they meet certain Internal Revenue Code requirements. To qualify, a REIT must distribute to its shareholders for each taxable year at least 90% of its taxable income and must derive at least 75% of its gross income from rents, mortgages, and sales of property. REITs generally offer investors greater liquidity and diversification than direct ownership of real estate, as well as greater income potential than an investment in common stocks.

     REITs are subject to real estate industry risk. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country as well as different regions, and the strength of specific industries that rent properties. Ultimately, an individual REIT's performance depends on the types and locations for the properties it owns and on how well the REIT manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failures to pay rent, or incompetent management. Property values could decrease because of overbuilding in the area, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Loss of federal tax status as a REIT may also affect an individual REIT's performance.

     REITs are also subject to interest rate risk. REIT stock prices overall will decline over short or even long periods because of rising interest rates. In general, during periods of high interest rate risks, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments. Higher interest rates also mean that financing for real estate purchases and improvements may be more costly and difficult to obtain.

     REITs tend to be small or medium-size companies. Because small and mid-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuation than the stocks of larger companies. See "Restricted and Illiquid Securities" for the risks of illiquid securities.

III. FOREIGN SECURITIES EXPOSURE

     The Funds may invest in securities issued by foreign companies or governmental authorities either directly or through depository receipts or Exchange Traded Funds ("ETFs") (generally "foreign securities"). Investing in foreign securities involves more risk than investing in U.S. securities. Changes in the value of foreign currencies can significantly affect the value of a foreign security held by a Fund, irrespective of developments relating to the issuer. In addition, the values of foreign securities may be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments. Other risks involved in investing in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries. Investments in foreign government debt obligations also involve special risks. The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and a Fund may have limited legal resources in the event of default. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance.

     A.  DEPOSITORY  RECEIPTS.  The Funds may  invest  in  securities  issued by foreign companies through American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs"). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of the underlying securities of foreign issuers. Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the underlying securities into which they may be converted. ADRs are not considered by the Funds to be foreign securities for purpose of any investment restrictions on investments in foreign securities. ADRs are, however, subject to many of the risks inherent in investing in foreign securities, including but not limited to currency fluctuations, political instability, government regulation, unfavorable political or legal developments, and differences in financial reporting standards. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

     GDRs are issued globally and evidence a similar ownership arrangement to ADRs. Generally, GDRs are not denominated in U.S. dollars and are designed for trading in non-U.S. securities markets. Unlike ADRs, GDRs are typically denominated in foreign currencies. They may not, however, be denominated in the same currency as the underlying securities into which they may be converted. As with ADRs, the issuers of the securities underlying unsponsored GDRs are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the GDRs. GDRs also involve the risks of other investments in foreign securities. For purposes of any investment restrictions on investments in foreign securities, GDRs are considered to be foreign securities.

     B. FOREIGN SECURITIES TRADED IN THE U.S. The Funds may invest directly in foreign equity or debt securities that are traded in the U.S. Such securities are generally denominated in U.S. dollars. They also may be issued originally in the United States. For example, some foreign companies raise capital by selling dollar-denominated bonds to institutional investors in the U.S. ("Yankee Bonds"). Such bonds have all of the risks associated with foreign securities traded in foreign markets, except for the risks of foreign securities markets. There may be a thin trading market for foreign securities that are traded in the U.S., and in some cases such securities may be illiquid, since such securities may be restricted and traded principally among institutional investors. See "Restricted and Illiquid Securities" for the risks of illiquid securities. To the extent that dollar-denominated foreign stocks and bonds are traded in the U.S. securities markets, the Funds do not consider them to be foreign securities for purposes of investment policies restricting investments on such securities.

     C. FOREIGN SECURITIES TRADED IN FOREIGN MARKETS. The Funds may invest in foreign securities that are traded in foreign securities markets. In addition to the general risks of foreign investments discussed above, securities that are traded in foreign markets present special risks, including higher brokerage costs, potentially thinner trading markets, extended settlement periods and the risks of holding securities with foreign subcustodians and securities depositories. When the Funds are investing in securities that are denominated in foreign currencies, they may also sell securities denominated in foreign currencies and retain the proceeds in those foreign currencies to use at a future date (to purchase other securities denominated in those currencies) or buy foreign currencies outright to purchase securities denominated in those foreign currencies at a future date.

     D. FOREIGN SECURITIES TRADED IN EMERGING MARKETS. The Funds may invest in the securities of issuers in less developed foreign countries including countries whose economies or securities markets are not yet highly developed.
There are special risks associated with investing in emerging markets in addition to those described above in "Foreign Securities Traded in Foreign Markets." These special risks include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

IV.  RESTRICTED AND ILLIQUID SECURITIES

     The Funds may invest in restricted and illiquid securities. Restricted securities are securities that are subject to legal restrictions on resale, such as securities that have been issued in private transactions without registration under the Securities Act of 1933 ("1933 Act"). Restricted securities that have been sold without registration in private transactions generally can be resold only to other qualified institutionally buyers under exemptions from registration under the 1993 Act, such as Rule 144A, or in subsequent registered offerings. The Funds may register restricted securities for resale. The registration of securities for resale involves costs and the Funds generally must rely on the issuers to provide accurate financial and other information in the registration statement and other regulatory filings for such securities.

     Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. The Funds consider restricted securities to be illiquid unless their adviser or subadviser determines that such securities are liquid under policies and procedures that have been approved by the Board of Directors or Trustees of the Funds. The Funds also consider repurchase agreements with maturities in excess of seven days and OTC options and their underlying collateral to be illiquid securities.

     It may be difficult or impossible for the Funds to resell restricted or illiquid securities. As a result, the Funds could suffer losses by investing in such securities. It may also be difficult to value such securities. The Funds could also incur costs (such as registration fees) to resell restricted securities.

V.   WHEN-ISSUED SECURITIES

     The Funds may invest in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. A Fund generally would not pay for such securities or start earning interest on them until they are issued or received. However, when a Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in such Fund incurring a loss or missing an opportunity to make an alternative investment. When a Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account on its books and records or with its custodian consisting of cash or liquid high-grade debt securities equal to the amount of the Fund's commitment, which are valued at their fair market value. If on any day the market value of this segregated account falls below the value of the Fund's commitment, the Fund will be required to deposit additional cash or qualified securities into the account until the value of the account is equal to the value of the Fund's commitment. When the securities to be purchased are issued, the Fund will pay for the securities from available cash, the sale of securities in the segregated account, sales of other securities and, if necessary, from the sale of the when-issued securities themselves although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Fund is committed to purchase. Sale of securities in the segregated account or sale of the when-issued securities may cause the realization of a capital gain or loss.

VI.  STANDBY COMMITMENTS

     The Funds may acquire standby commitments from banks with respect to securities held by the Funds. Under a standby commitment, a bank agrees to buy a particular security from a Fund at a specified price at the fund's option. A standby commitment is similar to a put option for a particular security in a Fund's portfolio. Standby commitments acquired by a Fund are not added to the computation of that Fund's net asset value. Standby commitments are subject to certain risk, including the issuer's ability to pay for a security when a Fund decides to sell the security for which it is issued and the lack of familiarity with standby commitments in the marketplace. A Fund's ability to exercise their rights under a standby commitment is unconditional, without any limitation whatsoever, and non-transferable. The Fund, however, is permitted to sell a security covered by a standby commitment at any time and to any person.

     The Fund may pay a consideration to a bank for the issuance of a standby commitment if necessary and advisable. Such a consideration may take the form of either a payment in cash, or the payment of a higher price for security covered by such a commitment. The effect of the payment of such consideration is to reduce the yield to maturity for the security so covered. Standby commitments acquired by the Fund are not added to the computation of the Fund's net asset value and are valued at zero. When the Fund pays a consideration for the issuance of a standby commitment, the cost is treated as unrealized depreciation for the time it is held by the Fund. The dollar-weighted average maturity calculation for the Fund is not affected by standby commitments.

VII. FUTURES AND OPTIONS

     The Funds may use financial futures, options or forward currency contracts as part of their investment strategies. The Funds may use stock index futures contracts and options thereon in anticipation of a significant market or market sector advance. The purchase of a stock index futures contract affords a hedge against not participating in such advance at a time when the Fund is not fully invested. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. Further, stock index futures contracts and call options thereon may be purchased to maintain a desired percentage of a Fund invested in stocks in the event of a large cash flow into the Fund, or to generate additional income from cash held by the Fund. Stock index futures and options thereon may also be used to adjust country exposure.

     The Funds may also use forward currency contracts to hedge cash positions during the settlement of transactions involving individual foreign securities and in between such transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, a Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates.

     The Funds may write (sell) covered call options on individual securities when they do not believe that the prices of these securities will increase above the strike prices of the options during the terms of the options. When a Fund writes a covered call option, the Fund is attempting to increase the income it receives by holding the underlying security. However, it also limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.

     The main risks associated with using these instruments are discussed below. A Fund might not employ any of the strategies described below for a variety of reasons including the fact that a particular futures or options strategy may be too costly to benefit the Fund. Moreover, there can be no assurance that any strategy will succeed. Use of these instruments is subject to the applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which options and futures contracts are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use these instruments may be limited by tax considerations.

     To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including (1) dependence on the Adviser's or Subadviser's, as applicable, ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of options, futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time. If the Adviser's or a Subadviser's, as applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used.

     No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash, U.S. Government securities or other liquid, high-grade debt instruments generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin." When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

     Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, by selling or purchasing, respectively, a futures position or options position with the same terms as the position or option purchased or sold. Positions in futures contracts and options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures or options.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for a Fund to close a position and, in the event of adverse price movements, a Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, in the event futures contracts have been used to hedge portfolio securities, such securities generally will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

     Successful use by a Fund of futures contracts and related options will in part depend upon the Adviser's or Subadviser's, as applicable, ability to predict movements in the direction of the overall securities, currency and interest rate markets, which requires different skills and techniques than predicting changes in the prices of individual securities. There is, in addition, the risk that the movements in the price of the futures contract or related option will not correlate with the movements in prices of the underlying instruments or currencies. In addition, if a Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market. Consequently, a Fund may need to sell assets at a time when such sales are disadvantageous to the Fund. If the price of the futures contract or related option moves more than the price of the underlying instruments or currencies, a Fund will experience either a loss or a gain on the futures contract or related option that may or may not be completely offset by movement in the price of the instruments or currencies that are the subject of the hedge.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures or related option position and the securities or currencies being hedged, movements in the prices of futures contracts and related options may not correlate perfectly with movements in the prices of the hedged securities or currencies because of price distortions in the futures market. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts and related options over the short term.

     Positions in futures contracts and related options may be closed out only on the exchange or board of trade that provides a secondary market for such futures contracts or related options. Although a Fund may intend to purchase or sell futures contracts and related options only on the exchanges or boards of trade where there appears to be a liquid secondary market for such futures and related options, there is no assurance that such a market will exist for any particular contract or option at any particular time. In such event, it may not be possible to close a futures or option position and, in the event of adverse price movements, a Fund would continue to be required to make variation margin payments.

     Options on futures contracts have a limited life. The ability to establish and close out options on futures will be subject to the maintenance of liquid secondary markets on the relevant exchanges or boards of trade.

     Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on a futures contract, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when a Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying stock index or the value of securities or currencies being hedged.

     A Fund's activities in the futures and related options markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, a Fund also may save on commissions by using futures and related options as a hedge rather than buying or selling individual securities or currencies in anticipation or as a result of market movements.

     Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. Further, settlement of a foreign currency futures contract may occur within the country issuing the underlying currency. In that case, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the issuing country.

     A Fund may not write options or purchase or sell futures or forward contracts unless it owns either (1) an offsetting ("covered") position in securities, or other options or futures or forward contracts or (2) cash and liquid securities with a value sufficient at all times to cover its potential obligations. A Fund must comply with guidelines established by the SEC with respect to coverage of such instruments by mutual funds and, if required, will set aside cash and liquid securities in a segregated account with its custodian in the prescribed amount. Securities or other options, futures or forward contract positions used for cover and securities held in a segregated account cannot be sold or closed out while the strategy is outstanding unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management and decrease a Fund's liquidity.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Fund wishes to terminate its obligation under a call option it has written, a Fund may purchase a call option of the same series (that is, a call option identical in its terms to the call option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right under a call or put option it has purchased, a Fund may write an option of the same series, as the option held; this is known as a closing sale transaction. Closing transactions essentially permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option.

     The value of an option position will reflect, among other things, the current market price of the underlying security, currency or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, currency or index and general market conditions. For this reason, the successful use of options depends upon the Adviser's or the Subadviser's ability to forecast the direction of price fluctuations in the underlying securities or, in the case of index options, fluctuations in the market sector represented by the index selected.

     Unless an option purchased by a Fund is exercised or unless a closing transaction is affected with respect to that position, a loss will be realized in the amount of the premium paid and any transaction costs.

     A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for any particular option at any particular time. Closing transactions may be affected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the opposite party, a Fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it has purchased in order to realize any profit. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to it. For example, because a Fund must maintain a covered position or segregate assets with respect to any call option it writes, a Fund may not sell the underlying assets used to cover an option during the period it is obligated under the option unless it substitutes other acceptable securities. This requirement may impair a Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

     Index options are settled exclusively in cash. If a Fund purchases an option on an index, the option is settled based on the closing value of the index on the exercise date. Thus, a holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. For example, in the case of a call option, if such a change causes the closing index value to fall below the exercise price of the option on the index, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option.

     A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, a Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

     The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market and bear the expense of such purchase if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.

     At or before the maturity date of a forward contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract. There can be no assurance that the Fund will be able to enter into new or offsetting forward currency contracts. Forward currency contracts also involve a risk that the other party to the contract may fail to deliver currency or pay for currency when due, which could result in substantial losses to a Fund. The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.

VIII. DERIVATIVES

     The Funds may invest in derivatives, including credit-linked securities, inverse floaters and interest rate swaps. Derivative securities are instruments that derive their value from other financial instruments, securities, or indices.

     A. CREDIT-LINKED SECURITIES. Credit-linked securities are securities whose performance is linked to the performance of a designated basket or index of high yield securities. Credit-linked securities are typically issued by trust or a similar entity, which invests in a designated basket of high yield securities or in swap agreements or securities lending agreements that are based upon a designated basket or index of high yield securities. Investments in credit-linked securities can be an efficient means of managing the cash position of a Fund.

The risks associated with investing in credit-linked securities include the following:

   1. MARKET RISK. The values of credit-linked securities will generally rise or fall in response to the changes in the market values of the designated basket or index of high yield securities.

   2. CREDIT RISK AND INTEREST RATE RISK. The credit risk and interest rate risk associated with an investment in a credit-linked security are generally equivalent to the credit risk and interest rate risk associated with direct investments in the actual securities in the underlying designated basket or index of high yield securities.

   3. COUNTER-PARTY RISK. This is the risk that the counter-party to a swap or securities lending agreement will be unable to honor its commitments under the agreement.

   4. LIQUIDITY RISK. Credit-linked securities are typically not registered for public trading under the Securities Act of 1933 and are therefore considered restricted securities. At times, it may be difficult to sell credit-linked securities due to the lack of an available trading market. See, Section IV "Restricted and Illiquid Securities" for the risks of illiquid securities.

   5. BASIS RISK. This is the risk that the performance of credit-linked securities may not correspond with the performance of the underlying designated basket or index of high yield securities.

     For these reasons, there is no guarantee that the strategy of investing in credit-linked securities will be successful and a Fund could lose money by investing in them.

     B. INVERSE FLOATERS. Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floating rate security may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. See "Restricted and Illiquid Securities" for the risks of illiquid securities. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

     C. INTEREST RATE SWAPS. Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or a portion of its bond portfolio.

     The Funds will usually enter into swaps on a net basis, i.e., the two payment streams will be netted out in a cash settlement on the payment date or on dates specified in the investment. A Fund's obligations under a swap agreement will be accrued on a daily basis (offset against any amounts owing to the Fund), and appropriate Fund assets having an aggregate net asset value at least equal to the accrued but unpaid net amounts owed to a swap counter-party will be generally maintained in a segregated account. A Fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Because segregated accounts will be established with respect to such transactions, the Funds do not treat swap transactions as constituting senior securities. Accordingly, the Funds will not treat them as being subject to the Funds' borrowing restrictions.

     The Funds will enter into interest rate swap transactions only with banks and recognized securities dealers or their respective affiliates believed to present minimal credit risk in accordance with guidelines established by each Fund's Board. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive. If there is a default by the counter-party, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

     The swap market has grown significantly in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

     The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a Fund were incorrect in its forecasts of interest rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

IX.  REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements. A repurchase agreement is essentially a short-term collateralized loan. The lender (a Fund) agrees to purchase a security from a borrower (typically a broker-dealer) at a specified price. The borrower simultaneously agrees to repurchase that same security at a higher price on a future date. The difference between the purchase price and the repurchase price effectively constitutes the payment of interest. In a standard repurchase agreement, the securities, which serve as collateral, are transferred to a Fund's custodian bank. In a "tri-party" repurchase agreement, these securities would be held by a different bank for the benefit of the Fund as buyer and the broker-dealer as seller. In a "quad-party" repurchase agreement, the Fund's custodian bank also is made a party to the agreement. Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities. The period of these repurchase agreements will usually be short, from overnight to one week. The securities, which are subject to repurchase agreements, however, may have long maturities. Each Fund will always receive, as collateral, securities whose market value, including accrued interest, will at all times be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

X.   TEMPORARY BORROWING

     The Funds may borrow for temporary or emergency purposes in amounts not exceeding their investment policies. Borrowing increases the risks of investing by increasing leverage and accentuating potential losses.

XI.  TEMPORARY DEFENSIVE INVESTMENTS

     From time to time, the Funds may take temporary defensive positions in reaction to unusual market conditions, anticipated redemptions, or other events. At such times, the Funds may invest large portions of their portfolios in cash (including foreign currency) or cash equivalents such as commercial paper and short-term debt instruments. For a description of commercial paper and other short-debt instruments, see "Commercial Paper and Other Short-Term Investments." When the Funds are taking temporary defensive positions, they may not achieve their investment objectives and they could suffer losses. For information concerning the risks of investing in commercial paper, other short-term debt instruments, and foreign currency, see "Debt Securities", "Commercial Paper and Other Short-Term Investments", and "Foreign Securities Exposure."

             PORTFOLIO HOLDINGS INFORMATION POLICIES AND PROCEDURES

     In accordance with SEC regulatory requirements, each First Investors Fund files a complete schedule of its portfolio holdings with the SEC on a quarterly basis on Forms N-CSR and N-Q. These forms are publicly available on the SEC's Internet website (http://www.sec.gov). Each Fund will also provide a copy of its latest Form N-CSR to the public free of charge upon request. Each Fund (except for a money market fund) also includes a schedule of its portfolio holdings in its annual and semi-annual reports to shareholders, which are available free of charge to the public upon request. Each Fund also publishes its top ten holdings on the First Investors website (http://www.firstinvestors.com) on a quarterly basis with a 30 day lag.

     Until portfolio holdings information for First Investors Funds is made public in Form N-CSR, in Form N-Q, in a shareholder report, or on the First Investors website, it is considered to be confidential. Such information may only be disclosed to persons who have a legitimate business reason to have the information and who are subject to a duty to keep the information confidential (including a duty not to trade on such information).

     Non-public portfolio holdings information may not be provided to any actual or prospective shareholder of the Funds, any institutional investor, or any broker-dealer or financial intermediary who seeks such information for purposes of determining whether to invest in the Funds. This is not considered a legitimate business need for the information. If such persons request portfolio holdings information, they may only be provided with information that is disclosed in the latest annual or semi-annual report, in Forms N-CSR and N-Q filed with the SEC, and on the First Investors website.

     Non-public portfolio holdings information may be provided to the following categories of persons based upon the fact that they have a legitimate business need for such information and are subject to a duty of confidentiality:

     (a) Investment advisers, sub-advisers, and sub-adviser candidates for the Funds (and their access persons);
     (b) Custodians and sub-custodians of the Funds;
     (c) Auditors of the Funds;
     (d) Legal counsel for the Funds;
     (e) Legal counsel to the independent directors/trustees of the Funds;
     (f) Ratings or ranking agencies;
     (g) Parties who provide insurance for municipal securities purchased by the Funds;
     (h) Companies that provide analytical services to the Funds and their investment adviser;
     (i) Pricing services employed by the Funds;
     (j) Proxy voting services employed by the Funds;
     (k) Broker-dealers who provide execution or research services for the Funds (including identifying potential buyers and sellers for securities that are held by the Funds);
     (l) Broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or it is determined to be unreliable; and,
     (m) Companies that provide other services that are deemed to be beneficial to the Funds.

     We have ongoing arrangements to provide portfolio holdings information to the following: custodians and sub-custodians of the Funds (Bank of New York and Brown Brothers Harriman & Co); the independent registered public accounting firm of the Funds (Tait, Weller & Baker); ratings or ranking agencies and companies that provide analytical services to the Funds and their investment adviser (Lipper, Factset, and Bloomberg); parties who provide insurance for municipal securities purchased by the Funds (AMBAC, MBIA, FSA and FGIC); pricing service employed by Funds (FT Interactive Data Corp.) and proxy voting services employed by the Funds (IRRC). The following categories of persons employed by the investment adviser of the Funds are authorized to provide information to persons who have a legitimate business reason to receive non-public information - the portfolio managers, traders, analysts, portfolio accountants, senior executives, and legal and compliance officers of the Funds' adviser.

     The Funds have adopted policies that require employees of the adviser and principal underwriter of the Funds who have access to non-public portfolio holdings information as part of their regular functions to treat such information as confidential, prohibit them from trading for their own accounts based upon such information to the extent that such trading would violate the law, and prohibit them from selectively disclosing such information to any person who does not have a legitimate business need for such information that is consistent with the interests of the Funds. The policies of the Funds permit such employees to disclose a non-public list of portfolio holdings to a broker-dealer that provides services to the Funds subject to the following conditions: (a) the list must be at least 30 days old; (b) it must not specify the number of shares or units held, the dollar value, or the percentage of assets represented by the securities; and (c) it must be accompanied by a statement that the information is being provided solely to assist the broker-dealer to provide research and execution services for the Funds and may not be used for trading in the Funds' shares by the broker-dealer or its clients. Furthermore, in the case of the adviser, the Director of Equities and Director of Fixed Income must review at least semi-annually the broker-dealers who receive lists of portfolio holdings to ensure that they are appropriate recipients. Wellington Management Company, LLP. ("WMC"), who acts as subadviser to certain First Investors Funds, also has a policy against disclosing portfolio holdings information of any Fund to any person unless such disclosure has been approved by the Fund.

     The Investment Compliance Manager of the Funds' investment adviser monitors for compliance with the foregoing policies. Any violations of these policies are reported to the Board of Directors of the Funds on a quarterly basis. The policies of the Funds' sub-adviser are monitored by its compliance staff, and any violations are required to be reported to the Chief Compliance Officer of FIMCO and the Funds, and the Board of Directors of the Funds.

                               PORTFOLIO TURNOVER

     Portfolio securities may be sold from time to time without regard to the length of time they have been held when, in the opinion of the Adviser or Subadviser (as applicable), investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

                            MANAGEMENT OF THE FUNDS

     Investment advisory services to each Fund are provided by FIMCO ("the Adviser"), pursuant to separate Investment Advisory Agreements (each, an
"Advisory Agreement"). Prior to December 18, 2000, Executive Investors Management Company, Inc. ("EIMCO") served as investment adviser to Insured Tax Exempt Fund II, pursuant to an agreement. FIMCO is a wholly owned subsidiary of First Investors Consolidated Corporation, and its address is 95 Wall Street, New York, NY 10005.

     Pursuant to each Advisory Agreement, FIMCO is responsible for supervising and managing each Funds' investments, determining each Funds' portfolio transactions and supervising all aspects of each Fund's operations, subject to review by the Directors/Trustees. The Advisory Agreement also provides that FIMCO shall provide the Funds with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of each Fund and assume certain expenses thereof, other than obligations or liabilities of the Funds.

     Each Advisory Agreement may be terminated at any time, with respect to a Fund, without penalty by the Directors/Trustees or by a majority of the outstanding voting securities of such Fund, or by FIMCO, in each instance on not less than 60 days' written notice, and shall automatically terminate in the event of its assignment (as defined in the 1940 Act). Each Advisory Agreement also provides that it will continue in effect, with respect to a Fund, for a period of over two years only if such continuance is approved annually either by the Directors/Trustees or by a majority of the outstanding voting securities of such Fund, and, in either case, by a vote of a majority of the Independent Directors voting in person at a meeting called for the purpose of voting on such approval.

     Under the Advisory Agreements, each Fund is obligated to pay the Adviser an annual fee, paid monthly, as set forth in Part I of its SAI. Each Fund bears all expenses of its operations other than those assumed by the Adviser or its Underwriter under the terms of its Advisory or Underwriting Agreements. Fund expenses include, but are not limited to: the advisory fee; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; registration fees and expenses; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.

     FIMCO has an Investment Committee composed of the Chairman, President, and General Counsel of FIMCO, the Investment Compliance Manager, and the portfolio managers of each of the Funds. The Committee usually meets weekly to discuss the composition of the portfolio of each Fund and to review additions to and deletions from the portfolios.

     First Investors Consolidated Corporation ("FICC") owns all of the voting common stock of the Adviser and all of the outstanding stock of First Investors Corporation and the Funds' transfer agent. Mr. Glenn O. Head, Kathryn S. Head and members of their families control FICC and, therefore, control the Adviser.

     Wellington Management Company, LLP ("WMC") serves as the investment subadviser to the Global, All-Cap Growth, Focused Equity, Life Series Growth, Life Series Focused Equity and Life Series International Funds pursuant to subadvisory agreements ("Subadvisory Agreements"). Under these Subadvisory Agreements, WMC is responsible for managing each Fund's investments, subject to the oversight of FIMCO and the Board. FIMCO is responsible for paying WMC a subadvisory fee with respect to each Fund, as set forth in Part I of the SAI for the Fund. Each Subadvisory Agreement provides that it will continue for a period or more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Directors voting in person at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement also provides that it will terminate automatically if assigned or upon their termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the Subadviser upon not more than 60 days' nor less than 30 days' written notice. Each Subadvisory Agreement provides that WMC will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation or from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Funds and the Adviser have adopted a Code of Ethics restricting the personal securities trading and conduct of portfolio managers and other access persons of the Funds. Subject to certain exemptions, all access persons, except the disinterested Directors/Trustees of the Funds: (a) must have all non-exempt trades in covered securities pre-cleared; (b) are generally prohibited from trading in covered securities while any of the Funds are buying or selling or actively considering buying or selling the same covered securities; (c) are prohibited from retaining profits from short-term trading in covered securities;
(d) must provide duplicate account statements and confirmations to a compliance officer; and (e) are prohibited from purchasing covered securities in initial public offerings or limited offerings unless a compliance officer determines that there is no actual or apparent conflict among the interests of the access persons and the Funds. Similarly, WMC has adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other access persons of its mutual fund clients, including the First Investors Funds. Among other things, WMC Code of Ethics requires its access persons to preclear personal securities transactions prior to execution, it imposes "black out restrictions" on buying or selling securities that are being bought or sold by WMC mutual fund clients, and it requires access persons to file reports of personal securities transactions.

     The Funds have adopted policies and procedures for determining how proxies relating to portfolio securities should be voted, including procedures for addressing potential conflicts of interest that may be presented between the interests of the Funds and their shareholders and the interests of their investment adviser, principal underwriter, and other affiliated persons.

     With respect to the Funds that are managed by FIMCO, the Board of Directors/Trustees of the Funds have approved the use of FIMCO's proxy voting policies and procedures with respect to proxies relating to portfolio securities held by such Funds. FIMCO's proxy voting policies and procedures include guidelines for voting on particular types of issues. These guidelines reflect the belief that proxies should be voted in a manner that serves the best economic interests of the Funds. When the guidelines do not cover a specific issue, or to vote in accordance with such guidelines would be contrary to the best economic interests of the Funds, FIMCO shall use its best judgment in voting proxies on behalf of the Funds.

     The following are FIMCO's proxy voting guidelines.

     DIRECTORS, AUDITORS AND OTHER BUSINESS
     --------------------------------------

      o  Election of Directors                  With Management

      o  Appointment/Selection of Auditors      With Management

     CORPORATE GOVERNANCE
     --------------------

      o  Executive Compensation                 With    Management.    Executive
                                                compensation     is    generally
                                                considered when deciding whether
                                                to invest in a  company.  If the
                                                Adviser       believes      that
                                                management's   position   on  an
                                                executive  compensation proposal
                                                is   contrary   to   shareholder
                                                interests,   it  will  generally
                                                sell  its   investment   in  the
                                                issuer.

      o  Classified Boards                      Against

      o  Golden Parachutes                      Against

      o  Super Majority Provision               Against

      o  Combination of Several Anti-Takeover   Against
         Proposals and an Anti-Greenmail
         Proposal (without the opportunity
         to vote separately on each issue)

      o  Require Majority of Independent        Reviewed on a Case-by-Case Basis
         Directors

      o  Limit Special Meeting                  Against

      o  Unequal Voting Rights                  Against

      o  Cumulative Voting                      With Management

      o  Blank Check Preferred Stock            Against

      o  Increase in Authorized Common Stock    Reviewed on a Case-by-Case Basis
                                                to  Determine  if it is Intended
                                                as an Anti-takeover Provision

      o  Merger, Acquisition, Reorganization,   Reviewed on a Case-by-Case Basis
         or Reincorporation

      o  Social Responsibility Issues           With Management

     The following are FIMCO's policies and procedures for identifying and resolving conflicts of interest that may arise in connection with voting of proxies.

     Neither FIMCO nor any of its affiliates engage in investment banking, administration or management of corporate retirement plans, or other activities that may create a potential conflict of interest between the interests of the Funds and FIMCO and its affiliates regarding a proxy vote. Nevertheless, if a proxy proposal were to create a conflict of interest between the interests of a Fund and those of FIMCO or its affiliates, the conflict of interest would have to be reported to FIMCO's General Counsel. The General Counsel would then provide guidance concerning the resolution of the conflict of interest and would report the conflict of interest to the Board of Directors/Trustees of the Funds at its next formal meeting.

     With respect to the Funds that are managed by WMC in its capacity as subadviser, the Board of Directors/Trustees of the Funds have approved the use of WMC's proxy voting policies and procedures with respect to proxies relating to portfolio securities held by such Funds. WMC votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. WMC's Proxy Committee is responsible for the review and oversight of the firm's Proxy Policies and Procedures. The Proxy Group within WMC's Legal Services Department is responsible for the day-to-day administration of the proxy voting process. Although WMC may utilize the services of various external resources in analyzing proxy issues and has established its own Proxy Guidelines setting forth general guidelines for voting proxies, WMC personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. The identified portfolio managers have the authority to determine the final vote for securities held in Funds for which they serve as the designated manager, unless such party is determined to have a material conflict of interest related to that proxy vote.

     WMC maintains procedures designed to identify and address material conflicts of interest in voting proxies. The Proxy Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which WMC identifies a material conflict are reviewed by designated members of the Proxy Committee or by the entire Committee in some cases to resolve the conflict and direct the vote.

     FIMCO and WMC may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

     A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available for free, upon request, by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov. In addition, commencing on August 31, 2004, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request by calling 1-800-423-4026 and (2) on the SEC's internet website at http://www.sec.gov.

                   RESPONSIBILITIES OF THE BOARD OF THE FUNDS

     There is one common Board of the Funds within the First Investors Family of Funds. The Board plays an important supervisory role with respect to oversight of the management of the Funds. Among other things, the Board is responsible for the annual approval of investment advisory contracts, evaluation of portfolio performance, and the oversight of decisions that have been made by the Adviser and Subadviser, as applicable, pursuant to delegated authority. There are two standing committees of the Board, the "Independent Directors Committee" and the "Audit Committee", both of which are comprised of all the Independent Directors. (Independent Directors are also referred to as Disinterested Directors.) The Independent Directors Committee elects from its members a Chairperson, who serves for a one-year term and until a successor is elected. The Audit Committee may designate one member to serve as Chairperson of the Committee and it is customary for the Chairperson to serve a one-year term.

     The Independent Directors Committee is responsible for, among other things, nominating and selecting persons to serve as Independent Directors on the Board, reviewing the composition of the Board to determine whether it may be appropriate to add other Independent Directors, monitoring the performance and independence of legal counsel to Independent Directors, and reviewing all matters that require approval of the Independent Directors under the 1940 Act and the rules thereunder. Presently, the Independent Directors Committee does not consider nominees recommended by shareholders. The Independent Directors Committee met times during the last fiscal year.

     The Audit Committee is responsible for, among other things, overseeing the Funds' accounting, financial reporting, and internal controls, approving the selection, retention, or termination of auditors, evaluating the independence of the auditors, pre-approving any non-audit services provided to the Funds, the Funds' investment adviser or any of its affiliates, meeting with the auditors to discuss the audit plan, audit results, and any matters of concern that may be raised by the auditors, receiving reports from Fund management regarding any significant deficiencies in the design or operation of the Funds' internal controls, investigating improprieties or suspected improprieties in the Funds' accounting or financial reporting, and reporting its activities to the full Board on a regular basis. The Audit Committee was established in August 2003. The functions of the Audit Committee previously had been integrated into the Independent Directors Committee, which met times during the last fiscal year to discuss audit related matters.

                   BOARD CONSIDERATION OF ADVISORY AGREEMENTS

     Each Advisory and Subadvisory Agreement has been approved by the Board of the Funds, including a majority of the Directors/Trustees who are not parties to the Funds' Advisory Agreement or "interested persons" (as defined in the 1940
Act) of any such party ("Independent Directors"), in person at a meeting called for such purpose.

     The Board most recently approved the Advisory and Subadvisory Agreements for each of the Funds in the First Investors Family of Funds at its meeting on May , 2004. The Independent Directors were represented by independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. The Independent Directors met separately with their independent legal counsel prior to the formal board meeting to discuss matters relating to their consideration of the Advisory and Subadvisory Agreements.

     The Board reviewed and considered: (i) the information provided to it in advance of the meeting in response to the request of the Independent Directors;
(ii), the presentations made by management at the meeting; and (iii) a variety of other factors in approving the Advisory and Subadvisory Agreements for the Funds. The factors considered by the Board included, but were not limited to, the following:

        o The Board considered the nature and quality of services provided by the Funds' investment adviser, FIMCO, and by the subadviser, in the case of Funds that have a subadviser. In this regard, the Board reviewed the qualifications of the key portfolio management, compliance and administrative personnel who provide services to each of the Funds, each Fund's performance for each of the prior five years (or shorter period, if applicable) both on an absolute basis and relative to its Lipper peer group, and each Fund's performance relative to an appropriate index. The Board also considered Management's diligence in addressing performance-related issues for certain equity Funds and the continued strong performance of most of the fixed income Funds.

        o The Board considered the fees and expenses of the Funds, including the fee breakpoint schedules. Among other things, the Board reviewed the advisory fee schedule of the Funds, the advisory fees paid by the Funds, the advisory fees waived by FIMCO (if any), the Fund expenses assumed by FIMCO (if any), the portfolio turnover of the Funds, the net expense ratios of the Funds for the past five years (or shorter period, if applicable), and the average and median net expense ratios of Funds within each of the Fund's Lipper peer groups for the past five years (to the extent available), the impact of declining assets on expense ratios in certain Funds, and FIMCO's efforts to limit Fund expenses. In the cases of Funds that have a subadviser, the Board also considered the subadvisory fees paid by FIMCO to the subadviser.

        o The Board considered FIMCO's profitability from the Advisory Agreements. For each Fund, the Board reviewed a report showing the income received by FIMCO from management fees, a breakdown of the direct and indirect expenses incurred by FIMCO in earning the fees, FIMCO's pre-tax profit without regard to distribution expenses, and FIMCO's pre-tax profit after distribution expenses. The Board also reviewed a five-year analysis of FIMCO's profitability. In the case of Funds that have a subadviser, the Board considered profitability information furnished by the subadviser.

        o   The  Board   considered  the  nature,   quality  and  costs  of  the
            non-investment management services provided by FIMCO and its affiliates, and the incidental or "fall-out" benefits that FIMCO and its affiliates may receive as a result of FIMCO's management of the Funds. Among other things, the Board received information regarding the direct and indirect income received by FIMCO's affiliated broker-dealer, transfer agent, and bank as a result of FIMCO's management of the Funds. The Board also considered detailed information concerning the use of Rule 12b-1 fees paid by the Funds.

        o The Board considered FIMCO's policies with respect to best execution, allocation of brokerage, and soft dollar research. In this regard, the Board reviewed, among other things, the portfolio turnover rate of the Funds and the extent to which brokerage of the Funds in the First Investors Fund family is used to acquire research that is used by FIMCO, and the extent to which this may benefit the Funds.

     Based upon the foregoing and other factors, the Board, including the Independent Directors, concluded that the continuation of each of the Advisory and Subadvisory Agreements is in the best interests of the applicable Fund and its respective shareholders, and unanimously approved the continuation of each Advisory and Subadvisory Agreement.

                            UNDERWRITER AND DEALERS

     Each Fund, except First Investors Life Series Fund and First Investors Special Bond Fund, Inc., has entered into an underwriting agreement ("Underwriting Agreement") with First Investors Corporation ("Underwriter" or "FIC") that requires the Underwriter to use its best efforts to sell shares of the Funds. The Underwriting Agreement was unanimously approved by each Fund's Board and the Independent Directors. The Underwriting Agreement provides that it will continue in effect from year to year, with respect to a Fund, only so long as such continuance is specifically approved at least annually by the Board or by a vote of a majority of the outstanding voting securities of such Fund, and in either case by the vote of a majority of the Independent Directors, voting in person at a meeting called for the purpose of voting on such approval. The
Underwriting Agreement will terminate automatically in the event of its assignment.

     The following table lists the current sales charge with respect to Class A shares of each Fund, except Cash Management Fund and Tax-Exempt Money Market Fund, as well as the amount of the sales charge that is reallowed to dealers selling the shares:

                                                                                      CONCESSION TO DEALERS
                                                SALES CHARGE AS % OF                       AS A % OF
AMOUNT OF INVESTMENT                     OFFERING PRICE      NET AMOUNT INVESTED         OFFERING PRICE
--------------------                     --------------      -------------------         --------------
Less than $100,000..............             5.75%                 6.10%                  4.72%
$100,000 but under $250,000.....             4.50                  4.71                   3.69
$250,000 but under $500,000.....             3.50                  3.63                   2.87
$500,000 but under $1,000,000...             2.50                  2.56                   2.05


                               DISTRIBUTION PLANS

     Each Fund,  except  First  Investors  Life Series Fund and First  Investors
Special Bond Fund, Inc., has adopted one or more Distribution Plans in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Funds that have adopted Distribution Plans have separate plans for their Class A and Class B shares ("Class A Plan" and "Class B Plan" or "Plans") except for the First Investors Cash Management Fund which only has a Class B Plan. Under the Plans, each Fund may reimburse or compensate, as applicable, the Underwriter for certain expenses incurred in the distribution of that Fund's shares and the servicing or maintenance of existing Fund shareholder accounts. Each Class B Plan is a compensation plan. With respect to the Equity Funds, each Class A Plan is a compensation plan. With respect to the Taxable Bond Funds and the Tax Exempt Funds, each Class A Plan is a reimbursement plan, except for Investment Grade Fund Class A Plan which is a compensation plan and Tax-Exempt Money Market Fund Class A Plan which is a defensive plan.

     Each Plan was unanimously approved by the applicable Fund's Board and the Independent Directors. Each Plan will continue in effect from year to year as long as its continuance is approved annually by either the applicable Fund's
Board or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund. In either case, to continue, each Plan must be approved by the vote of a majority of the Independent Directors of the applicable Fund. Each Fund's Board reviews quarterly and annually a written report provided by the Treasurer of the amounts expended under the applicable Plan and the purposes for which such expenditures were made. While each Plan is in effect, the selection and nomination of the applicable Fund's Independent Directors will be committed to the discretion of such Independent Directors then in office.

     Each Plan can be terminated at any time by a vote of a majority of the applicable Fund's Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund. Any change to any Plan that would materially increase the costs to that class of shares of a Fund may not be instituted without the approval of the outstanding voting securities of that class of shares of such Fund as well as any class of shares that converts into that class. Such changes also require approval by a majority of the applicable Fund's Independent Directors.

     In adopting each Plan, the Board of each Fund considered all relevant information and determined that there is a reasonable likelihood that each Plan will benefit each Fund and their class of shareholders. The Boards believe that amounts spent pursuant to each Plan have assisted each Fund in providing ongoing servicing to shareholders, in competing with other providers of financial services and in promoting sales, thereby increasing the net assets of each Fund.

     In reporting amounts expended under the Plans to the Directors, in the event that the expenses are not related solely to one class, FIMCO will allocate expenses attributable to the sale of each class of a Fund's shares to such class based on the ratio of sales of such class to the sales of both classes of shares. The fees paid by one class of a Fund's shares will not be used to subsidize the sale of any other class of the Fund's shares.

     Tax-Exempt Money Market Fund has adopted a so-called "defensive" plan of distribution for Class A shares pursuant to Rule 12b-1 under the 1940 Act ("Money Market Class A Plan"). No fees are paid by the Fund under this Plan. The Underwriter of the Fund may, at its discretion, pay a fee to certain Dealers for distribution services and administrative support services. These fees (if any) are covered by the Plan only if they are deemed to be paid indirectly by the Fund. The services covered by the defensive Money Market Class A Plan may include, but shall not be limited to, providing office space, equipment, telephone facilities and various personnel including clerical, supervisory and possibly computer, as is necessary or beneficial to establish and maintain Class A shareholder accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations and addresses and providing such other services as the Fund may reasonably request. The schedules of fees (if any) and the basis upon which such fees will be paid are determined from time to time by the Underwriter.

     The Underwriter has the right to select, in its sole discretion, Dealers to participate in the Money Market Class A Plan and has the right to terminate with or without cause and in its sole discretion any agreement with a Dealer. Any agreement may be terminated, without penalty, at any time, by a vote of a majority of the Independent Directors upon not more than 60 days' written notice to any Dealer, or by vote of a majority of the outstanding Class A voting securities of Tax-Exempt Money Market Fund, or upon notice by the Underwriter.

     Each Fund bears all expenses of its operations other than those assumed by the Adviser or Underwriter under the terms of its advisory or underwriting agreements. Fund expenses include, but are not limited to: the advisory fee; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.

                        DETERMINATION OF NET ASSET VALUE

ALL FUNDS EXCEPT CASH  MANAGEMENT  FUND,  LIFE SERIES CASH  MANAGEMENT FUND AND
-------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND.
----------------------------

     For each Fund, other than the Cash Management Fund, the Life Series Cash Management Fund, and the Tax-Exempt Money Market Fund, the Fund's assets are generally valued on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by a Fund's Board. In the event that a Fund holds any insured municipal bond which is in default in the payment of principal or interest, the defaulted bond may be valued based upon the value of a comparable bond which is insured and not in default. Debt obligations with maturities of 60 days or less are valued at amortized cost.

     "When-issued securities" are reflected in the assets of a Fund as of the date the securities are purchased. Such investments are valued thereafter at the mean between the most recent bid and asked prices obtained from recognized dealers in such securities or by the pricing services. For valuation purposes, quotations of foreign securities in foreign currencies are converted into U.S. dollar equivalents using the foreign exchange equivalents in effect.

CASH MANAGEMENT  FUND,  LIFE SERIES CASH  MANAGEMENT  FUND AND TAX-EXEMPT MONEY
-------------------------------------------------------------------------------
MARKET FUND.
-----------

     Each of these Funds values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. To use amortized cost to value its portfolio securities, a Fund must adhere to certain conditions under that Rule relating to the Fund's investments, some of which are discussed in each Fund's Prospectus. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. In the event that a large number of redemptions take place at a time when interest rates have increased, the Fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

     Each Fund's Board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Fund, the Board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund maintains a dollar weighted average portfolio maturity of 90 days or less and does not purchase any instrument with a remaining maturity greater than 13 months, limits portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality and that the Directors determine present minimal credit risks as advised by the Adviser, and complies with certain reporting and recordkeeping procedures. There is no assurance that a constant net asset value per share will be maintained. In the event amortized cost ceases to represent fair value per share, the Board will take appropriate action.

EMERGENCY PRICING PROCEDURES FOR ALL FUNDS.
------------------------------------------

     Each Fund's Board may suspend the determination of a Fund's net asset value per share for the whole or any part of any period (1) during which trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekend and holiday closings, (2) during which an emergency, as defined by rules of the SEC in respect to the U.S. market, exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (3) for such other period as the SEC has by order permitted.

     In the event that the Funds must halt operations during any day that they would normally be required to price under Rule 22c-1 under the 1940 Act due to an emergency ("Emergency Closed Day"), the Funds will apply the following procedures:

     1. The Funds will make every reasonable effort to segregate orders received on the Emergency Closed Day and give them the price that they would have received but for the closing. The Emergency Closed Day price will be calculated as soon as practicable after operations have resumed and will be applied equally to sales, redemptions and repurchases that were in fact received in the mail or otherwise on the Emergency Closed Day.

     2. For purposes of paragraph 1, an order will be deemed to have been received by the Funds on an Emergency Closed Day, even if neither the Funds nor the Transfer Agent is able to perform the mechanical processing of pricing on that day, under the following circumstances:

          (a) In the case of a mail order, the order will be considered received by a Fund when the postal service has delivered it to FIC's Woodbridge, New Jersey offices prior to the close of regular trading on the NYSE; and

          (b) In the case of a wire order, including a Fund/SERV order, the order will be considered received when it is received in good form by a FIC branch office or an authorized dealer prior to the close of regular trading on the NYSE.

     3. If the Funds are unable to segregate orders received on the Emergency Closed Day from those received on the next day the Funds are open for business, the Funds may give all orders the next price calculated after operations resume.

     4. On business days in which the NYSE is not open for regular trading, the Funds may determine not to price their portfolio securities if such prices would lead to a distortion of the NAV, for the Funds and their shareholders.

                       ALLOCATION OF PORTFOLIO BROKERAGE

     The Adviser or Subadviser, as applicable, may purchase or sell portfolio securities on behalf of the Funds in agency or principal transactions. In agency transactions, the Funds generally pay brokerage commissions. In principal transactions, the Funds may pay a dealer commission, "mark-up," or selling concession. In the case of a riskless principal transaction, the Funds may pay a "commission" if the confirmation statement explicitly states the amount of the transaction that is considered to represent a commission. The Funds may purchase certain money market instruments directly from an issuer without paying commissions or discounts.

     In purchasing and selling portfolio securities on behalf of a Fund, the Adviser or Subadviser, as applicable, will seek to obtain best execution. A Fund may pay more than the lowest available commission (as that term is defined by the SEC) in return for brokerage and research services provided to the Adviser or, for Funds that employ a Subadviser, to either the Adviser or Subadviser. Additionally, when directed by the Board, the Adviser or Subadviser, as applicable, also uses dealer concessions available in fixed-priced underwritings to pay for research and other services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities, reports and analysis concerning issuers and their creditworthiness, and data concerning Fund performance and fees. The Adviser generally uses the research and other services to service all the funds in the First Investors Family of Funds, rather than the particular Funds whose commissions may pay for research or other services. In other words, a Fund's brokerage may be used to pay for a research service that is used in managing another Fund within the First Investor Fund Family. The Lipper's Directors' Analytical Data is used by the Adviser both for research purposes and to analyze and report to the Fund's Board a Fund's performance relative to other comparable funds. The Subadviser may use research obtained with commissions to service their other clients.

     In selecting the broker-dealers to execute a Fund's portfolio transactions, the Adviser may consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the trading characteristics of the security involved, the difficulty in executing the order, the research and other services provided, the expertise, reputation and reliability of the broker-dealer, access to new offerings, and other factors bearing upon the quality of the execution. The Adviser does not place portfolio orders with an affiliated broker, or allocate brokerage commission business to any broker-dealer for distributing Fund shares. Moreover, no broker-dealer affiliated with the Adviser participates in commissions generated by portfolio orders placed on behalf of a Fund.

     The Adviser may combine transaction orders placed on behalf of a Fund and any other Fund in the First Investors Family of Funds, any fund of Executive Investors Trust and First Investors Life Insurance Company, affiliates of the Funds, for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price; and where appropriate, securities purchased or sold may be allocated in accordance with written procedures approved by each Fund's Board.

                    PERFORMANCE INFORMATION AND ADVERTISING

PERFORMANCE INFORMATION.
------------------------

     A Fund may advertise its total return as discussed below. A Fund's "average annual total return" ("T") is an average annual compounded rate of return. The calculation produces an average annual total return for the number of years measured. It is the rate of return based on factors that include a hypothetical initial investment of $1,000 ("P") over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

                  T=[(ERV/P)^(1/n)]-1

     The "total return" uses the same factors, but does not average the rate of return on an annual basis. Total return is determined as follows:

                  (ERV-P)/P  = TOTAL RETURN

     Total return is calculated by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value for Class A shares, the Fund will deduct the maximum sales charge of 5.75% (as a percentage of the offering price) from the initial $1,000 payment and, for Class B shares, the applicable CDSC imposed on a redemption of Class B shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value on the initial investment ("P").

     An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                  P(1+T)^n = ATVD

     An average annual rate of return after taxes on distribution and sale of fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                  P(1+T)^n = ATVDR

     Return information may be useful to investors in reviewing a Fund's performance. However, certain factors should be taken into account before using this information as a basis for comparison with alternative investments. No adjustment is made for taxes payable on distributions. Return information will fluctuate over time and return information for any given past period will not be an indication or representation of future rates of return. At times, the Adviser may reduce its compensation or assume expenses of a Fund in order to reduce the Fund's expenses. Any such waiver or reimbursement would increase the Fund's return during the period of the waiver or reimbursement.

     Each Fund may also advertise its yield as discussed below. Yield is presented for a specified thirty-day period ("base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interested earned by a Fund during the base period less expenses accrued for that period (net of reimbursement), and (ii) dividing that amount by the product of (A) the average daily number of shares of the Fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for Class A shares or the net asset value for Class B shares of the Fund on the last day of the base period. The result is annualized by compounding on a semi-annual basis to determine the Fund's yield. For this calculation, interest earned on debt obligations held by the Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA Certificates, based on cost). Dividends on equity securities are accrued daily at their estimated stated dividend rates.

     Tax-equivalent yield during the base period may be presented in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting a Fund's tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal to the Fund's tax-exempt yield.

     To calculate a taxable bond yield that is equivalent to a tax-exempt bond yield (for federal tax purposes), shareholders may use the following formula:

                      Tax Free Yield
              -----------------------------------    = Taxable Equivalent Yield
                    1- Your Tax Bracket

     To calculate a taxable bond yield that is equivalent to a tax-exempt bond yield (for state and federal tax purposes), shareholders may use the following formula:

                      Tax Free Yield
              -----------------------------------    = Taxable Equivalent Yield
1 - [[(1-Your Federal Tax Bracket) x State Rate] + Your Federal Tax Bracket]

     The Cash Management Fund, Life Series Cash Management Fund, and Tax-Exempt Money Market Fund may advertise current yield quotations based on its daily dividends. Each Fund declares dividends daily and pays dividends monthly from net investment income.

     For purposes of current yield quotations, dividends per share for a seven-day period are annualized (using a 365-day year basis) and divided by each Fund's average net asset value per share for the seven-day period. The current yield quoted will be for a recent seven-day period. Current yields will fluctuate from time to time and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Current yield information is useful in reviewing a Fund's performance but, because current yield will fluctuate, such information may not provide a basis for comparison with bank deposits or other investments which may pay a fixed yield for a stated period of time, or other investment companies, which may use a different method of calculating yield.

     In addition to providing current yield quotations, each Fund provides effective yield quotations for a base period return of seven days. Each Fund may also advertise yield for periods other than seven days, such as thirty days or twelve months. In such cases, the formula for calculating seven-day effective yield will be used, except that the base period will be thirty days or 365 days rather than seven days. An effective yield quotation is determined by a formula that requires the compounding of the unannualized base period return.
Compounding is computed by adding 1 to the annualized base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

                           CREDIT RATINGS INFORMATION

STANDARD & POOR'S ("S&P") Long-Term Credit Ratings.
--------------------------------------------------

     S&P issues the following credit ratings to long-term bonds, including but not limited to corporate bonds, municipal bonds, and government bonds. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     -  Nature of and provisions of the obligation; and

     - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C Debt rated "BB," "B," "CCC," "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

     B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI The rating "CI" is reserved for income bonds on which no interest is being paid.

     D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") LONG-TERM CREDIT RATINGS.
--------------------------------------------------------------------

     Moody's issues the following credit ratings to long-term bonds and preferred stock.

     Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

     A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Bad Bonds, which are rated "Bad", are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds, which are rated "B" generally, lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAE Bonds, which are rated "CAE", are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P CREDIT RATINGS FOR COMMERCIAL PAPER.
----------------------------------------

     An S&P's commercial paper rating is a current opinion of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A' for the highest-quality obligations to `D' for the lowest. These categories are as follows:

     A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1.'

     A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B Issues rated `B' are regarded as having only speculative capacity for timely payment.

     C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

MOODY'S SHORT-TERM CREDIT RATINGS.
---------------------------------

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

     PRIME 1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o  Leading market positions in well-established industries.

         o  High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME 2 Issuers (or  supporting  institutions)  rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     PRIME 3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P'S RATINGS GROUP SHORT-TERM ISSUE CREDIT RATINGS
---------------------------------------------------

     S&P issues the following credit ratings for short-term debt issues. These ratings reflect the liquidity factors and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

              - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

              - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

     SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

     SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     SP-3 Speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM MUNICIPAL DEBT CREDIT RATINGS
------------------------------------------------

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     MIG 1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protections are ample, although not as large as in the preceding group.

     MIG 3/VMIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     SG  This  designation  denotes   speculative-grade   credit  quality.  Debt
instruments in this category may lack sufficient margins of protection.


                              GENERAL INFORMATION

     CUSTODIAN. The Bank of New York, 48 Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund, except for the Global and Life Series International Funds, and employs foreign sub-custodians to provide custody of foreign assets. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, is custodian of the securities and cash of the Global and Life Series International Funds and employs foreign subcustodians to provide custody of their foreign assets.

     AUDITS AND REPORTS. The accounts of the Funds are audited twice a year by Tait, Weller & Baker, independent certified public accountants, 1818 Market Street, Suite 2400, Philadelphia, PA 19103-2108. Shareholders of each Fund receive semi-annual and annual reports, including audited financial statements, and a list of securities owned.

     LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to the Funds.

     TRANSFER AGENT. Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198, an affiliate of FIMCO and FIC, acts as transfer agent for the Funds and as redemption agent for regular redemptions. The fees charged to each Fund, except for the Cash Management and Tax-Exempt Money Market Funds, by the Transfer Agent are $7.50 to open a non-retirement account; $15.00 to open a retirement account; $10.00 for each certificate issued; $1.20 per account per month; $15.00 for each legal transfer of shares; $0.25 per account per dividend declared; $5.00 for each exchange of shares into an existing Fund account; $7.50 for each partial withdrawal or complete liquidation from a non-retirement account and $15.00 for a retirement account; $1.00 for each Systematic Withdrawal Plan check; $0.75 each payment; and $1.00 per account per report required by any governmental authority. The fees charged to the Cash Management Fund and the Tax-Exempt Money Market Fund by the transfer agent are $2.00 per account per month and $1.00 per account per report required by any governmental authority. In addition, the Fund shall reimburse the Transfer Agent for all out-of-pocket costs including, but not limited to, the costs of postage, insurance, forms, envelopes, telephone lines and other similar items, counsel fees, including fees for the preparation of the Transfer Agent Agreement and review the Fund's registration statements and application forms. Additional fees charged to the Funds by the Transfer Agent are assumed by the Underwriter. The Transfer Agent reserves the right to change the fees on prior notice to the Funds. Upon request from shareholders, the Transfer Agent will provide an account history. For account histories covering the current year and prior 2 years, there is no charge. For voluntary accounts, the Transfer Agent charges $5.00 for account histories covering the period 1983-2001 and $10.00 per year for each account history for the period 1974-1982. Account histories are not available for voluntary accounts prior to 1974. For plan accounts, the Transfer Agent charges $5.00 for account histories covering the period 1983-2001 and $10.00 per year for each account history for the period 1976-1982. Account histories are not available for plan accounts prior to 1976. If any communication from the Transfer Agent to a shareholder is returned from the U.S. Postal Service marked as "Undeliverable" two consecutive times, the Transfer Agent will cease sending any further materials to the shareholder until the Transfer Agent is provided with a correct address. Efforts to locate a shareholder will be conducted in accordance with SEC rules and regulations prior to forfeiture of funds to the appropriate state treasury. The Transfer Agent may deduct the costs of its efforts to locate a shareholder from the shareholder's account. These costs may include a percentage of the account if a search company charges such a fee in exchange for its location services. The Transfer Agent is not responsible for any fees that states and/or their representatives may charge for processing the return of funds to investors whose funds have been escheated. The Transfer Agent's telephone number is 1-800-423-4026.

     SHAREHOLDER LIABILITY. The First Investors Series Fund, First Investors Life Series Fund, First Investors Multi-State Insured Tax Free Fund, First Investors U.S. Government Plus Fund, and Executive Investors Trust are organized as "Massachusetts business trusts." Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the trust. Each Fund's Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. Each Fund's Declaration of Trust also provides for indemnification out of the property of the Fund of any shareholder held personally liable for the obligations of the Fund. Each Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is immaterial and extremely remote. Each Fund's Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Each Fund may have an obligation to indemnify Trustees and officers with respect to litigation.

                                   APPENDIX A
                                     TAXES

     The following is a general discussion of the federal tax laws that apply to the First Investors Funds. The discussions of the tax treatment of dividends and other distributions and special rules for tax exempt dividends (Sections C and D) are not applicable for funds that you have purchased through an individual retirement account, a 403(b) account, a 401(k) account, a variable annuity contract, a variable life insurance policy, or other tax-deferred investment vehicle. If you have purchased shares of a fund through a variable annuity contract or a variable life insurance policy, you should also review the prospectus and statement of additional information for such product for information concerning taxes. If you have purchased shares of a Tax Exempt Fund (see "D. Special Rules for Tax-Exempt Dividends" below), you should read the prospectus and statement of additional information for information concerning state and local tax considerations.

     A.   Compliance with Subchapter M of the Code
          ----------------------------------------
     Each Fund has elected to be qualified for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). To continue qualifying for treatment as a RIC, which is treated as a separate corporation for federal tax purposes, a Fund must meet the following requirements each taxable year:

     (1) the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss ("net short-term gain"), and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid);

     (2) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies;

     (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and

     (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     If a Fund qualifies for treatment as a RIC during a taxable year, it is relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a Fund failed to qualify for that treatment for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including exempt-interest dividends (see "D. Special Rules for Tax-Exempt Dividends" below) and distributions of net capital gain, as dividends to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

                                     II-A-1

     B.   Compliance with Subchapter L of the Code
          ----------------------------------------

     Each Fund that serves as an underlying funding vehicle for an insurance company separate account (i.e., each series of the First Investors Life Series
Fund) must also comply with the diversification requirements imposed on such accounts by section 817(h) of the Code and the regulations thereunder (collectively "Subchapter L"). These requirements, which are in addition to the requirements of the Code (described above), applicable to all Funds, place certain limitations on the assets of each separate account -- and of each such Fund, because Subchapter L treats the assets of such a Fund as assets of the related separate account -- that may be invested in securities of a single issuer or a small number of issuers.

     Specifically, Subchapter L provides that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of a separate account's total assets may be represented by one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality, is considered a separate issuer, a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered the same issuer.
Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities, and securities of other RICs.

     The failure of a Fund to satisfy the Subchapter L requirements would result in taxation of First Investors Life Insurance Company and treatment of its contractholders and policyowners other than as described in the prospectuses of its separate accounts. Specifically, the internal earnings within the contracts and policies could be immediately taxable rather than tax-deferred.

     C.   General Tax Treatment of Dividends and Other Distributions
          ----------------------------------------------------------

     Dividends a Fund distributes to its shareholders that are derived from taxable dividends and interest it receives on its investments, together with distributions from net short-term gain and net gains from certain foreign currency transactions, if any, are taxable to its shareholders as ordinary income (except as noted below) to the extent of its earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions from a Fund's net capital gain are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether those distributions are received in cash or reinvested in additional Fund shares. Dividends and other distributions also may be subject to state and local taxes.

     A portion of the dividends from a Fund's investment company taxable income may be eligible for the 15% maximum federal income tax rate applicable to "qualified dividend income" that individuals receive through 2008 (recently enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act")) and the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends a Fund receives from U.S. corporations and, for purposes of the 15% rate, certain foreign corporations. In addition, the availability of that rate and the dividends-received deduction is subject to certain holding period and debt-financing restrictions imposed on each Fund with respect to the shares it holds on which the dividends were paid. Dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

     Dividends and other distributions a Fund declares in October, November, or December of any year that are payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the Fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

     Any capital gain an individual shareholder recognizes on a redemption or exchange through 2008 of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate enacted

                                     II-A-2
by the 2003 Act.  If Fund  shares  are sold at a loss  after  being held for six months or less, any loss that is not disallowed (see "D. Special Rules for Tax-Exempt Dividends" below) will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     Dividends and interest a Fund receives, and gains a Fund realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     If more than 50% of the value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to benefit from any foreign tax credit or deduction available with respect to any foreign taxes it paid. Pursuant to any such election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign or U.S. possessions sources ("foreign source income") as the shareholder's own income from those sources, and (3) could either use the foregoing information in calculating the tax credit against the shareholder's federal income tax or, alternatively, deduct the taxes deemed paid by the shareholder in computing taxable income. If a Fund takes this election, it will report to its shareholders shortly after each taxable year their respective shares of foreign taxes it paid and its foreign-source income. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign-source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

     If a Fund invests in the stock of "passive foreign investment companies" ("PFICs"), special tax rules apply. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on "qualified dividend income" described above.

     If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain - which it probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax - even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     A Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over a Fund's adjusted basis in that stock as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net

                                     II-A-3
mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

     If a Fund invests in zero coupon or other securities issued with original issue discount, the Fund must include in its income the portion of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year. Similarly, each Fund must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

     If a Fund uses hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward contracts, complex rules apply to determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, are treated as qualifying income under the Income Requirement.

     Some futures, foreign currency contracts, and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) in which the Funds invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be "marked-to-market" (i.e., treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it. A Fund may elect not to have the foregoing rules apply to any "mixed straddle" (i.e., a straddle the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.

     Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and
(4) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends, or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If a Fund's section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized

                                     II-A-4
would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.

     Offsetting positions a Fund may enter into or hold in any actively traded security, option, futures, or forward contract may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character, and timing of recognition of a Fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

     If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium it received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis in the subject securities or futures contract.

     If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obliged to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

     D.   Special Rules for Tax-Exempt Dividends
          --------------------------------------

     Special rules apply to the dividends paid by the Funds that invest primarily in tax-exempt municipal securities ("Tax-Exempt Funds").

     The portion of the dividends paid by a Tax-Exempt Fund equal to the excess of its excludable interest over certain amounts disallowed as deductions (thus excluding distributions of net short-term gain and net capital gain) will qualify as "exempt-interest dividends" and thus will be excludable from gross income for federal income tax purposes by its shareholders, if the Fund satisfies the requirement that, at the close of each quarter of its taxable

                                     II-A-5
year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; each Tax-Exempt Fund intends to continue to satisfy this requirement. The aggregate dividends excludable from a Fund's shareholders' gross income may not exceed its net tax-exempt income. Shareholders' treatment of exempt-interest dividends under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisers concerning this matter.

     If shares of a Tax-Exempt Fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares.

     Tax-exempt interest paid on certain private activity bonds ("PABs") (including, to the extent a Tax-Exempt Fund receives such interest, a proportionate part of the exempt-interest dividends it pays) is a tax preference item for purposes of the federal alternative minimum tax. Exempt-interest dividends a corporate shareholder receives also may be indirectly subject to that tax without regard to whether a Tax-Exempt Fund's tax-exempt interest was attributable to those bonds. Entities or other persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs should consult their tax advisers before purchasing shares of a Tax-Exempt Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs.

     Up to 85% of social security and certain railroad retirement benefits may be included in taxable income for recipients whose modified adjusted gross income (which includes exempt-interest dividends) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from a Tax-Exempt Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts. Interest on indebtedness incurred or continued by a shareholder to purchase or carry Tax-Exempt Fund shares is not deductible for federal income tax purposes.

     A Tax-Exempt Fund may invest in municipal bonds that are purchased with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less that the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the Fund acquired the bond, then no market discount is considered to exist. Any gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, a Tax-Exempt Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

     If a Tax-Exempt Fund realizes capital gain as a result of market transactions, any distributions of that gain will be taxable to its shareholders. There also may be collateral federal income tax consequences regarding the receipt of exempt-interest dividends by shareholders such as S corporations, financial institutions and property and casualty insurance companies. A shareholder falling into any such category should consult its tax adviser concerning its investment in shares of a Tax-Exempt Fund.

                                     II-A-6

                                   APPENDIX B
                               SHAREHOLDER MANUAL




































                                     II-B-1

        [FIRST INVESTORS LOGO]

        SHAREHOLDER MANUAL














A GUIDE TO YOUR
FIRST INVESTORS
MUTUAL FUND ACCOUNT
===================

AS OF JANUARY 31, 2005

INTRODUCTION
First Investors offers a wide variety of mutual funds to meet your financial needs. New client accounts must be established through your registered representative. While your registered representative is available to service your account on an ongoing basis, once you have established an account, you can contact us at 1(800)423-4026 directly for account services.

This easy-to-follow guide tells you how to contact us and explains our policies and procedures. The policies and procedures referenced in this manual are subject to change.

If you purchase First Investors Funds through an omnibus account of a broker-dealer or group retirement plan, you must process purchases and redemptions through your broker-dealer or plan trustee. We cannot take instructions directly from you. If your order is placed through Fund/SERV, you must contact your broker-dealer to determine which privileges are available to you.

This manual must be preceded or accompanied by a First Investors mutual fund prospectus. For more complete information on any First Investors mutual fund, including charges and expenses, refer to the prospectus. Read the prospectus carefully before you invest or send money.
================================================================================

TABLE OF CONTENTS

WHO WE ARE. . . . . . . . . . . . . . . . . . . . . . . . . . 1

WHEN WE ARE OPEN FOR BUSINESS . . . . . . . . . . . . . . . . 1

HOW TO CONTACT US ........................................... 1

HOW FUND SHARES ARE PRICED .................................. 1

HOW TO OPEN AN ACCOUNT
   o  General Customer Identification Requirements .......... 1
   o  Specific Account Requirements ......................... 2
        Non-Retirement Accounts ............................. 3
        Retirement Accounts ................................. 4

HOW TO BUY SHARES
   o  Placing Your Purchase Order ........................... 5
   o  Paying For Your Order ................................. 6
        By Check ............................................ 6
        By Money Line ....................................... 6
        By Automatic Payroll Investment ..................... 7
        By Federal Funds Wire Transfer ...................... 8
        By Distribution Cross-Investment .................... 8
        By Systematic Withdrawal Plan Payment Investments ... 8
   o  Choosing Between Share Classes ........................ 9
        Class A Shares ...................................... 9
        Class B Shares ..................................... 12
   o  Minimum Initial Investment Requirements .............. 13
   o  Additional Investments ............................... 14

HOW TO SELL SHARES
   o  Written Redemptions .................................. 14
   o  Telephone Redemptions ................................ 15
   o  Electronic Funds Transfer Redemptions ................ 16
   o  Systematic Withdrawals ............................... 16
   o  Expedited Wire Redemptions ........................... 17
   o  Money Market Draft Check Redemptions ................. 17
   o  Redemptions-In-Kind .................................. 18

HOW TO EXCHANGE SHARES
   o  Exchange Conditions .................................. 18
   o  Telephone Exchanges .................................. 20
   o  Written Exchanges .................................... 20

WHAT ARE THE FUNDS' POLICIES ON FREQUENT
TRADING .................................................... 21

WHEN SIGNATURE GUARANTEES ARE REQUIRED...................... 21

STATEMENTS & REPORTS
   o  Transaction Confirmation Statements .................. 22
   o  Prospectuses ......................................... 23
   o  Master Account Statements ............................ 23
   o  Annual and Semi-Annual Reports ....................... 23

DIVIDENDS & DISTRIBUTIONS .................................. 24

TAXES & FORMS .............................................. 25

OTHER POLICIES & SERVICES
   o  Telephone Exchange & Redemption Privileges ........... 26
   o  Share Certificates ................................... 26
   o  Name Changes ......................................... 27
   o  Transferring Ownership of Shares ..................... 27
   o  Householding of Disclosure Documents ................. 27
   o  Missing or Incorrect TINS and Returned Mail .......... 28
   o  Your Privacy ......................................... 28

CONTACT INFORMATION
   o  Our Shareholder Services Department .................. 29
   o  E-Mail ............................................... 30
   o  Web Access ........................................... 30

     WHO WE ARE

     First Investors is a mutual fund family. We offer a wide array of stock, bond and money market funds ("FI Funds" or "Funds") that are distributed through our affiliated broker, First Investors Corporation ("FIC"), and selected non-affiliated broker-dealers. We pride ourselves on providing financial services with a "personal touch."

     WHEN WE ARE OPEN FOR BUSINESS

     We are open for business every day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Days"). The NYSE is closed on most national holidays and Good Friday.

     HOW TO CONTACT US

     You may call or write us at the telephone numbers or addresses set forth in "Contact Information."

     As discussed in that section of this manual, we also accept e-mail communications for limited purposes and make information available to you via our web site. We do not accept purchase, redemption, exchange or other account instructions via e-mail.

     HOW FUND SHARES ARE PRICED

     Each FI Fund prices its shares each Business Day. The share price is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time). In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

     The Fund prices are generally listed later in the evening on the First Investors web site (www.firstinvestors.com). The prices for our larger Funds are also reported the next day in many newspapers, including The Wall Street Journal and The New York Times.

     In pricing its shares, each Fund, other than our money market funds, calculates the net asset value ("NAV") of each class of its shares separately by taking the total value of class assets, subtracting class expenses, and dividing the difference by the total number of shares in the class.

     Our money market funds attempt to maintain a stable $1.00 per share for each share class by valuing their assets using the amortized cost method. The NAVs of these Funds could nevertheless decline below $1.00 per share.

     The price that you will pay for a share is the NAV plus any applicable front-end sales charge (the "public offering price"). The price you receive if you redeem or exchange your shares is the NAV less any applicable contingent deferred sales charge ("CDSC").

     The processing and price date for a purchase, redemption or exchange depends upon how your order is placed (see "How To Buy Shares" and "How To Exchange Shares").

     Special pricing procedures are employed during emergencies. For a description of these procedures you can request, free of charge, a copy of a Statement of Additional Information.

     HOW TO OPEN AN ACCOUNT

o    GENERAL CUSTOMER IDENTIFICATION REQUIREMENTS

     The USA PATRIOT Act requires mutual funds, broker-dealers, and other financial institutions to obtain, verify and record information that identifies each customer who opens a new account. To comply with these requirements, we must obtain certain information about a new customer before we can open a new account for the customer, including the customer's name, residential street address, date of birth (in the case of a natural person), social security or taxpayer identification number ("TIN"), and citizenship status. Additional information may be required in certain circumstances.

     The starting point in the process is the completing of an account application. If you are opening an account through FIC, you must first complete and sign a

     Master Account Agreement ("MAA") unless your account is part of a group retirement plan. Your registered representative will assist you in completing the MAA, explain our product line and services, and help you select the right investments. You may also purchase shares through any broker-dealer that has a sales agreement with FIC. If you are opening a FI fund account through a broker-dealer other than FIC, you will generally be required to complete a non-affiliated broker-dealer account application ("BAA") unless your account is established through Fund/SERV. If your account is being established through Fund/SERV, you may need to complete a BAA and other documents for certain privileges; you must contact your broker-dealer to determine which privileges are available to you.

     Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. Such a fee is in addition to the fees and charges imposed by the Funds that are discussed in this Manual. The amount and applicability of such a fee is determined and disclosed to customers by each individual broker-dealer. Processing or service fees typically are fixed dollar amounts and are in addition to the sales and other charges described in the prospectus and the statement of additional information. Your broker-dealer will provide you with specific information about any processing or service fees you will be charged.

     As described more fully below, to satisfy the requirements of the law, we may also ask for documents that identify the customer, such as a U.S. driver's license, passport, or state or federal government photo identification card. In the case of a customer that is an entity, we may also ask for a document that identifies the customer, such as articles of incorporation, a partnership agreement, or a trust instrument, as well as information concerning the person or persons who have authority over the account.

     Once we have received your application and such other information as is required, we will attempt to verify your identity using a consumer reporting agency or documentary evidence. If we are unable to verify your identity, to our satisfaction, within a maximum of sixty (60) days of opening your account, we will restrict most types of investments in your account. We reserve the right to liquidate your account at the current net asset value within a maximum of ninety (90) days of its opening if we have not been able to verify your identity. We are not responsible for any loss that may occur and we will not refund any sales charge or CDSC that you may incur as a result of our decision to liquidate an account. If we redeem your account, we reserve the right to prohibit you from opening another account.

     The foregoing customer information and verification procedures are not applicable to accounts that are opened through omnibus accounts or shareholders of the FI Funds who held accounts as of October 1, 2003, provided that we have their correct names, addresses, social security numbers and birth dates. If existing shareholders have not provided us with such information, we will require additional information from them before we will open new fund accounts for them directly or indirectly through an exchange.

     We will not require you to provide the foregoing customer information or attempt to verify your identity if your broker-dealer is opening a FI Fund account on your behalf through Fund/SERV. In such case, it is your broker-dealer's responsibility to verify your identity. However, you may be required to provide us with certain information and complete certain forms before you can execute transactions directly through us (rather than through your broker-dealer) or obtain certain privileges.


o    SPECIFIC ACCOUNT REQUIREMENTS

     Listed below are the account opening requirements for our most common types of accounts. After you determine the type of account you want to open and the FI Fund(s) you want to purchase, deliver your completed MAA or BAA, supporting documentation and your check, made payable to FIC or the Fund, to your broker-dealer.

     A. NON-RETIREMENT ACCOUNTS

     We offer a variety of "non-retirement" accounts, which is the term used to describe all accounts other than retirement accounts.

     INDIVIDUAL ACCOUNTS may be opened by any adult individual who resides in the U.S. You must certify that you are a legal resident of the U.S. on the MAA or BAA and provide us with your name, residential street address in the U.S. (Army or Fleet Post Office number are acceptable), taxpayer identification number, date of birth, citizenship status, and other such information as may be required by law. If you are not a U.S. citizen, you must also disclose your country of origin and provide a photocopy of an unexpired green card or a photocopy of an identification card with a photograph issued by the U.S. government or a Federal or state agency.

     JOINT ACCOUNTS may be opened by two or more adult individuals who reside in the U.S. Each individual joint tenant is considered a "customer" for purposes of the USA PATRIOT Act. Therefore, each joint tenant must provide the same information that is required for opening an individual account.

     Joint ownership may take several forms - e.g. joint tenants with rights of survivorship, tenants in common, etc. You are responsible for verifying that the type of joint registration you select is valid in your state of residence. If you choose a tenancy in common registration and you do not provide the ownership percentage for each joint owner, the account will be divided equally. If you choose tenants with rights of survivorship, in the event one tenant dies, the account automatically becomes the property of the remaining tenant(s); the account does not pass into the estate of the deceased owner. All joint owners must sign requests to process transactions; however, telephone exchange and redemption requests are accepted from either tenant unless telephone privileges are declined. This means that any one registered owner on your account, acting alone and without the consent of any other registered owner, may give a Fund instructions to exchange or sell shares by telephone.

     TRANSFER ON DEATH (TOD) ACCOUNTS are available on all FI Fund accounts in all states (unless held in an omnibus account). TOD accounts allow individual and joint account owners to name one or more beneficiaries. The ownership of the account passes to the named beneficiary(ies) in the event of the death of all account owners. To establish a TOD account, you must furnish the same information that is required to open an ordinary individual or joint account and also complete a First Investors TOD Registration Request Form.

     It is our policy to include the name of each beneficiary in the account registration. If multiple beneficiaries are named and the names do not fit in the account registration due to space limitations, the TOD designation in the registration will read "Multiple Beneficiaries on File." Confirmation regarding the beneficiary information will be sent to you.

     EDUCATION SAVINGS ACCOUNTS (ESAs) may be opened for a beneficiary by his(her) parent or guardian who resides in the U.S. These accounts allow you to accumulate assets on a tax-deferred basis to help satisfy qualified educational expenses for a Designated Beneficiary (generally, a minor child). To establish an ESA, the Responsible Individual (the parent or legal guardian) must complete a MAA or BAA and an ESA Application. If someone other than the Responsible Individual is making the initial contribution he or she must sign the ESA Application as the Depositor. The Responsible Individual is considered the customer and must furnish the same information as he or she would provide for an individual account.

     There is an annual custodial fee of $15 for each ESA account, irrespective of the number of Funds that are held in the account. The Funds currently pay this fee. The Funds reserve the right to discontinue paying this fee at any time on forty-five (45) days' written notice to account holders. In such event, the fee will be charged to account holders. The bank custodian also reserves the right to increase or modify the fee on prior written notice.

     GIFTS AND TRANSFERS TO MINORS ACCOUNTS may be opened for minors established under the applicable state's Uniform Gifts/Transfers to Minors Act. They are registered under the minor's social security number. We require the name, address, date of birth, citizenship and TIN of both the minor and the custodian on the MAA or BAA.

     CONSERVATORSHIP/GUARDIANSHIP ACCOUNTS may only be opened by legal representatives. To establish a conservatorship or guardianship account, you must complete a MAA or BAA and provide the name, address, date of birth, citizenship status, and TIN of both the minor (ward) and the conservator (or guardian). In addition, you must also furnish a certified copy of the court document appointing you as the conservator/guardian and a First Investors Acknowledgment Form.

     ESTATE ACCOUNTS may be opened by completing an MAA or BAA and providing the name, address, citizenship status, date of birth and TIN of the executor (administrator), the name of the decedent and TIN of the estate. You must also provide an original or certified copy of the death certificate, a certified copy of Letters Testamentary/Administration, and a First Investors Acknowledgment Form.

     CORPORATE ACCOUNTS may be opened for corporations that are organized in the U.S. The entity's name, U.S. business address, and TIN must be provided on the MAA or BAA. If we cannot verify the identity of the entity using non-documentary methods, we will require documentary proof of the existence and identity of the entity, such as a certified copy of the company's complete articles of incorporation signed by the secretary of the corporation, a certificate of good standing issued by the secretary of the state, a government-issued business license, or a bank reference by a U.S. bank on the bank's letterhead. To avoid the risk that we may not be able to verify the identity of an entity by non-documentary means, we recommend that you furnish documentary proof of the entity's existence when you apply to open the account. First Investors Certificate of Authority ("COA") is also required to identify the individuals who have authority to effect transactions in the account.

     PARTNERSHIP ACCOUNTS may be opened for partnerships that are organized in the U.S. You must provide the name of the partnership, U.S. business address and TIN on a completed MAA or BAA along with a complete copy of the partnership agreement, and a completed COA to identify the persons who have authority over the account.

     TRUST ACCOUNTS may be opened for trusts that are formed in the U.S. You must provide the name of the trust, its address, and TIN on a completed MAA or BAA, along with a copy of the complete trust agreement and a COA to identify the persons who have authority over the account.

     For trust and partnership accounts we may waive the requirements of a complete partnership or trust agreement provided that we are given sufficient documentation to properly identify the customer and the individuals who have authority to effect transactions in the account.

     B. RETIREMENT ACCOUNTS

     To open a retirement account, you must not only complete an application with your broker-dealer and furnish the customer identification information required for individual non-retirement accounts, but also complete a product application. Certain retirement products also require the employer to complete a form.

     We offer the following types of retirement plans for individuals and employers:

     INDIVIDUAL RETIREMENT ACCOUNTS including Roth, Traditional, and Conduit
     IRAs.

     IRA FOR MINORS with earned income. A parent or legal guardian must complete the appropriate IRA Application and IRA for a Minor Child Form.

     SIMPLE IRAS (SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES OF SMALL EMPLOYERS) for employers.

     SEP-IRAs (SIMPLIFIED EMPLOYEE PENSION PLANS) for small business owners or people with income from self-employment. SARSEP- IRAs (Salary Reduction Simplified Employee Plan) can be established through trustee-to- trustee transfers.

     403(b)(7) accounts for employees of eligible tax-exempt organizations such as schools, hospitals and charitable organizations.

     401(k) plans for employers.

     MONEY PURCHASE PENSION & PROFIT SHARING (MPP/PSP) plans for sole proprietors and partnerships.

     There is an annual custodial fee of $15 for each IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), and 403(b) account, irrespective of the number of Funds that are held in the account. The Funds currently pay this fee. The Funds reserve the right to discontinue paying this fee at any time on forty-five (45) days' written notice to account holders. In such event, the fee will be charged to account holders. The bank custodian also reserves the right to increase or modify the fee on prior written notice.

     HOW TO BUY SHARES

o    PLACING YOUR PURCHASE ORDER

     Purchases may always be made by written application. Such purchases are processed when they are received in "good order" by our Woodbridge, NJ office. To be in good order, the Fund you are purchasing must be eligible for sale in your state of residence, all required paperwork must be completed, and payment must be received. If your order is received by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), it will receive that day's public offering price. This procedure applies whether your written order is given to your registered representative and transmitted to our Woodbridge, NJ office or mailed directly by you to our Woodbridge, NJ office.

     As described more fully below, certain types of purchases can only be placed by written application. For example, purchases in connection with the opening of retirement accounts may only be made by written application. Furthermore, rollovers of retirement accounts will be processed only when we have received both your written application and rollover proceeds. Thus, for example, if it takes thirty (30) days for another fund group to send us your retirement account proceeds, your purchase of FI Funds will not occur until we receive the proceeds.

     Some types of purchases may be phoned or electronically transmitted to us via Fund/SERV. If you place your order with your Representative, your transaction will be processed at that day's public offering price provided that your order is received in our Woodbridge, NJ office by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), or by our Fund/SERV deadline for orders submitted via the Fund/SERV system. Orders received after these deadlines will be processed at the next Business Day's offering price.

     If you are buying a FI Fund through a broker-dealer other than First Investors Corporation, other requirements may apply. Consult your broker-dealer about its requirements.

     All orders placed through a First Investors registered representative must be reviewed and approved by a principal of the branch office before being mailed or transmitted to the Woodbridge, NJ office.

     It is the responsibility of your broker-dealer to forward or transmit orders to the Fund promptly and accurately. A FI Fund will not be liable for any change in the price per share due to the failure of a broker-dealer to place or pay for the order in a timely fashion. Any such disputes must be settled between you and your broker-dealer.

     Each Fund reserves the right to refuse any purchase order, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. We will not accept purchases into an account after we have been notified that the account owner is deceased in the absence of proof that the purchases are lawful.

     With the exception of our money market funds, each FI Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing. As described more fully in our policy on frequent trading (see "What Are The Funds' Policies On Frequent Trading"), it is our policy to refuse to accept purchase orders from investors who we believe intend to engage in short-term market timing transactions. We monitor purchase orders in an effort to enforce this policy. However, we cannot guarantee that our monitoring efforts will be effective in identifying or preventing all short-term market timing activity. Short-term market timing may adversely affect performance of a Fund for long- term shareholders.

o    PAYING FOR YOUR ORDER

     Payment is due within three (3) Business Days of placing an order or the trade may be cancelled. (In such event, you will be liable for any loss resulting from the cancellation.) To avoid cancellation of your order, you may open a money market account and use it to pay for subsequent purchases.

     Purchases made pursuant to our Automatic Investment Programs are processed as follows:

     o Money Line purchases are processed on the date you select on your application (or the Business Day following a weekend or holiday); and

     o Automatic Payroll Investment Service purchases are processed on the date that we receive funds from your employer.

     We accept the following forms of payment in U.S. funds:

     o Checks drawn on U.S. banks (including subsidiaries of U.S. banks) payable to FIC;

     o Money Line and Automatic Payroll Investment electronic funds transfers;

     o    Federal Funds wire transfers; and

     o    ACH transfers.


     We DO NOT accept:

     o    Third Party Checks;

     o    Traveler's Checks;

     o    Checks drawn on foreign banks;

     o    Money Orders;

     o    Cash;

     o    Post Dated Checks; and

     o Starter Checks (checks without a pre- printed customer name) or Second Party Checks except from customers who have active FI Fund accounts which have been in existence for at least three (3) months.

     BY CHECK
     You can send us a check for purchases under $500,000. If you are opening a new FI Fund account, your check must meet the FI Fund minimum. When making purchases to an existing account, include your FI Fund account number on your check. Investments of $500,000 or more must be made via Federal Funds wire transfer, unless we are contacted in advance and agree to waive this requirement.

     BY MONEY LINE
     With our Money Line program, you can invest in a FI Fund account with as little as $50 a month or $600 each year by transferring funds electronically from your bank account. You can invest up to $50,000 a month through Money Line.

     You select the payment amount and frequency that is best for you (bi-weekly, semi-monthly, monthly, quarterly, semi-annually, annually, or the last day of the month).

     The Money Line investment date you select is the date on which shares will be purchased. If the investment date falls on a weekend or holiday, shares will be purchased on the next Business Day. THE PROCEEDS MUST BE AVAILABLE IN YOUR BANK ACCOUNT TWO (2) BUSINESS DAYS PRIOR TO THE INVESTMENT DATE.

     Money Line service is prohibited on FI Fund accounts with foreign addresses.

     How To Apply for Money Line:

     1: Complete the Electronic Funds Transfer ("EFT") section of the application and provide complete bank account information. Attach a pre-printed voided check, pre-printed deposit slip or account statement.

     All shareholders' and bank account owners' signatures must be guaranteed. PLEASE ALLOW AT LEAST TEN (10) BUSINESS DAYS FOR INITIAL PROCESSING.

     2: Complete the Money Line section of the application to specify the amount, frequency and beginning date of the investments.

     3: Submit the paperwork to your registered representative or:

     For Express Mail, send it to:
        ADMINISTRATIVE DATA MANAGEMENT CORP.
        581 MAIN STREET
        WOODBRIDGE, NJ 07095-1198

     For Regular Mail, send it to:
        ADMINISTRATIVE DATA MANAGEMENT CORP.
        P.O. BOX 5198
        WOODBRIDGE, NJ 07095-0916

     How To Change a Money Line:
     To change investment amounts, reallocate, suspend or cancel Money Line, you must notify us at least five (5) Business Days prior to the investment date.

     You may write or call Shareholder Services at 1 (800) 423-4026 to:

     o Discontinue, or suspend for up to six (6) months, your Money Line service;

     o    Decrease the payment to the minimum amount of $50 per month; and

     o Change the date or frequency of the Money Line payment without increasing the total dollar amount.

     In addition, provided that you have not declined telephone exchange and redemption privileges, you may telephone us to:

     o Reallocate Money Line to a new or existing account with the same registration; and

     o Increase your total Money Line payment by a maximum of $3,600 per year using any frequency provided the bank and FI Fund account registrations are the same and by a maximum of $1,200 per year using any frequency if the bank and FI Fund account registrations are different.

     For all other changes, you must submit a signature guaranteed written request to Administrative Data Management Corp. To change from one bank to another or change your bank account number you must also complete and return a new Money Line application, and attach a pre-printed voided check, pre-printed deposit slip or account statement. Allow at least ten (10) Business Days for the change to become effective.

     A medallion signature guarantee (see "When Signature Guarantees Are Required") is required to increase a Money Line payment by $25,000 or more. Money Line service will be cancelled upon notification that all fund account owners are deceased. We reserve the right to liquidate your account upon sixty (60) days' notice if you cancel the Money Line prior to meeting the minimum initial investment of the fund.

     BY AUTOMATIC PAYROLL INVESTMENT
     With our Automatic Payroll Investment service ("API") you can systematically purchase shares by payroll deduction with as little as $50 a month or $600 each year. To participate, your employer must offer direct deposit and permit you to electronically transfer a portion of your salary to your account. Contact your company payroll department to authorize the salary reductions. If not available, you may consider our Money Line program.

     Shares purchased through API are purchased on the day the electronic transfer is received by the Fund.

     How To Apply for API:
     1:  Complete an API Application.

     2:  Complete an API Authorization Form.

     3: Complete the government's Direct Deposit Sign-up Form if you are receiving a government payment.

     4:  Submit the paperwork to your registered representative or:


     For Express Mail, send it to:
        ADMINISTRATIVE DATA MANAGEMENT CORP.
        581 MAIN STREET
        WOODBRIDGE, NJ 07095-1198

     For Regular Mail, send it to:
        ADMINISTRATIVE DATA MANAGEMENT CORP.
        P.O. BOX 5198
        WOODBRIDGE, NJ 07095-0916

     BY FEDERAL FUNDS WIRE TRANSFER
     You may purchase shares via a Federal Funds wire transfer from your bank account into your EXISTING FI Fund accounts. Investments of $500,000 or more must be purchased by a Federal Funds wire. Each incoming Federal Funds wire transfer from outside the U.S. will be subject to a $20 fee.

     To wire funds to an existing FI Fund account, you must call 1(800)423-4026 and provide us with the Federal Funds wire reference number, amount of the wire, and the existing account number(s) to be credited. To receive credit for the wire on the same day as it is received, the above information must be given to us beforehand and we must receive the wire by:

     o    12:00 p.m. Eastern Time for money market funds; and

     o close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) for all the other FI Funds.

     If we receive a wire and you have not given us proper notification beforehand, your purchase will not occur until we receive all the required information. For information about when you start earning dividends, please see "Dividends & Distributions".

     Instruct your bank to wire your investment, as applicable, to:

     Cash Management Fund - Class A
     Bank of New York
     ABA  #021000018
     FI Cash Mgmt. Account 8900005696
     For Further Credit To: Your Name
     Your First Investors Account #

     Tax-Exempt Money Market Fund - Class A
     Bank of New York
     ABA #021000018
     FI Tax Exempt Account 8900023198
     For Further Credit To: Your Name
     Your First Investors Account #

     All other existing FI Fund accounts:
     FI Fund (specify fund name & class of shares)
     First Investors Federal Savings Bank
     ABA# 221272604
     Credit: FST Investors FED
     Account # 03060000142
     For Further Credit To: Your Name
     Your First Investors Account #


     BY DISTRIBUTION CROSS-INVESTMENT
     You can invest the dividends and capital gains from one FI Fund account, excluding the money market funds, into another FI Fund account in the same class of shares. The shares will be purchased at the net asset value on the record date of the distribution.

     o You must invest at least $50 a month or $600 a year into a new FI Fund account; and

     o A signature guarantee is required if the ownership on both accounts is not identical.

     You may establish a Distribution Cross-Investment service by contacting your registered representative or calling Shareholder Services at 1 (800) 423-4026.

     BY SYSTEMATIC WITHDRAWAL PLAN PAYMENT
     INVESTMENTS

     You can invest Systematic Withdrawal Plan payments (see "How To Sell Shares") from one FI Fund account in shares of another FI Fund account in the same class of shares.

     o Payments are invested without a sales charge (except for payments attributable to Class A shares subject to a CDSC that are being invested into the First Investors Cash Management or Tax-Exempt Money Market Funds);

     o A signature guarantee is required if the ownership on both accounts is not identical;

     o You must invest at least $600 a year when investing into a new FI Fund account; and

     o    You can invest on a monthly, quarterly, semi-annual, or annual basis.

     Systematic Withdrawal Plan payment investments are suspended upon notification that all account owners are deceased. Service will recommence upon receipt of written alternative payment instructions and other required documents from the decedent's legal representative.

o    CHOOSING BETWEEN SHARE CLASSES

     All FI Funds are available in Class A and Class B shares. It's very important to specify which class of shares you wish to purchase when you open a new account. FI Fund account applications have a place to designate your selection. If you do not specify which class of shares you want to purchase, Class A shares will automatically be purchased. Direct purchases into Class B share money market accounts are not accepted. Class B money market fund shares may only be acquired through an exchange from another Class B share account or through Class B share distribution cross-investment.

     Each class of shares has its own cost structure. Class A shares have a front-end sales charge. Class B shares may have a CDSC. While both classes have a Rule 12b-1 fee, the fee on Class B shares is generally higher. As a result, different classes of shares in the same FI Fund generally have different prices. The principal advantages of Class A shares are that they have lower overall expenses, quantity discounts on sales charges, and certain account privileges that are not offered on Class B shares. The principal advantage of Class B shares is that all your money is put to work from the outset.

     Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single fund account, unless we are contacted before the order is placed and we agree to accept it. This policy applies to omnibus accounts as well as individual accounts. For investments of less than $100,000, the class that is best for you depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

================================================================================
CLASS A SHARES

When you buy Class A shares, you pay the offering price - the net asset value of the FI Fund plus a front-end sales charge. The front-end sales charge declines with larger investments.
--------------------------------------------------------------------------------
CLASS A SALES CHARGES
------------------------------------------------------------------------
                              AS A % OF          AS A % OF YOUR
   YOUR INVESTMENT         OFFERING PRICE *       INVESTMENT *

  less than $100,000           5.75%                6.10%
  $100,000 - $249,999          4.50%                4.71%
  $250,000 - $499,999          3.50%                3.63%
  $500,000 - $999,999          2.50%                2.56%
  $1,000,000 or more              0%**                 0%**


* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00%. As described below, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased without a front-end sales charge pursuant to a sales charge waiver privilege. As also described below, any applicable CDSC may be waived under certain circumstances.

--------------------------------------------------------------------------------

     As discussed below, we offer several ways in which you may qualify for a sales charge discount or waiver. If you qualify for a sales charge discount or waiver, you must ensure that your broker-dealer knows this. If you are purchasing shares through an omnibus account with a broker-dealer, we will not be aware that you are entitled to a discount or waiver. It is the responsibility of your broker-dealer to advise us of any discount or waiver that you qualify for at the time the purchase order is placed. If you are sending us money directly, include a written statement with your check explaining which privilege applies. If you fail to advise your broker-dealer or us that you are eligible for a discount or waiver, you may not receive the reduction or waiver.

     DISCOUNTS AVAILABLE THROUGH RIGHTS OF ACCUMULATION AND LETTERS OF INTENT

     You may qualify for a Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of FI Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge (Class A shares of our money market funds are not included if they have been purchased directly without a sales charge, and shares held in a group qualified plan are not included). For example, if you already own shares of First Investors Funds valued at $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

     In computing your sales charge discount level, you are also entitled to receive credit for the current values of FI Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm. Accounts maintained with different broker-dealers of record and/or different addresses will not be combined for discount purposes and will be recorded under separate customer account numbers.

     If you reside in an apartment, office, or similar multi-tenant building, your address of record for discount purposes includes your individual unit numbers or designations. Thus, the accounts of shareholders who reside in different apartments, office suits, or units within the same building will not be combined for discount purposes.

     You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You can include all Eligible Accounts which share your address of record and are serviced by the same broker-dealer firm at the time you enter into the LOI. Your request for an LOI must be in writing and must specify not only the amount of the LOI but all Eligible Accounts that you wish to cover. You can choose to cover persons who live at your address who may open accounts with your broker-dealer during the period of the LOI. You must provide the names and social security numbers of such persons. Once an LOI is established, it cannot be amended to add Eligible Accounts that were not specified initially. Nor can an LOI be "back-dated" to cover prior purchases.

     You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI. Once an LOI is established, a change of address or legal ownership of an account will not affect the LOI. However, a change of broker-dealer will terminate the LOI. If two or more customers are covered by an LOI and one customer changes the broker-dealer on his or her account before the LOI is complete, the LOI will be terminated on all customers' accounts and the sales charges on all purchases made under the LOI will be adjusted. If an address or ownership is subsequently changed on one account of one of the customers covered by an LOI, the account will remain under the LOI and future purchases made during the LOI period will receive the reduced sales charge as long as all owners have the same broker-dealer on their accounts.

     By purchasing under an LOI, you agree to the following:

     o You authorize First Investors to reserve 5% of the shares held under an LOI in escrowed shares until the LOI is completed or is terminated;

     o You authorize First Investors to sell any or all of the escrowed shares to satisfy any additional sales charges owed if the LOI is not fulfilled or is terminated; and

     o Although you may exchange all your shares among the FI Funds, you may not sell the reserve shares held in escrow until you fulfill the LOI or pay the higher sales charge.

     For purposes of shareholders who invest through a broker-dealer, your address of record with your broker-dealer is considered your address of record for ROA purposes.

     To ensure that you receive the proper sales charge, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, we or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

     Investments in 401(k) plans and other group retirement plans are not considered for purposes of ROA or LOI discounts.

     CLASS A SALES CHARGE WAIVERS

     Class A Shares May be Purchased Without a Sales Charge:

     1: By a current registered representative, employee, officer, director, or trustee of the Funds, FIC, or their affiliates ("FI Associate"), the spouse, children and grandchildren of such FI Associate provided that they reside at the same address and they maintain their account at FIC ("Eligible Relatives"), and any other person who maintains an account that has been coded as an associate account since January 30, 2004. The accounts of such persons are referred to as "Associate Accounts".

     2: By a former FI Associate or former or current Eligible Relative thereof provided that such person (a) already owns an Associate Account, or (b) is rolling over the proceeds from a FI 401(k) or FI Profit Sharing Plan account into a FI Fund account.

     3: When Class A share fund dividends and distributions are reinvested in Class A shares.

     4: When Class A share Systematic Withdrawal Plan payments are automatically reinvested in Class A shares (Class A shares of our money market funds are not included if they have been purchased directly without a sales charge).

     5: When qualified retirement plan loan repayments are reinvested in Class A shares, provided the loan was made against an account originally subject to a sales charge.

     6: When a group qualified plan (e.g., 401(k), money purchase pension, or profit sharing plan) is reinvesting redemption proceeds from another fund on which a sales charge or CDSC was paid.*

     7: By a group qualified plan with 100 or more eligible employees or $1,000,000 or more in assets. *

     8: In amounts of $1 million or more. *

     9: By individuals under a Letter of Intent or Rights of Accumulation of $1 million or more.*

     10: When you are reinvesting, within the same Customer Account, proceeds greater than or equal to $1,000, of a redemption, within the prior six (6) months, from Class A shares of a FI Fund, on which you paid a front end sales charge. You must notify us in writing that you are eligible for this privilege. This privilege does not apply to investments of systematic withdrawals, automated payments such as Money Line and API, and contributions to 403(b), SEP-IRA, SIMPLE-IRA or SARSEP-IRA accounts. If you are opening or reactivating an account, your investment must meet the Fund's minimum investment policy. This privilege does not apply to accounts that are redeemed after 90 days due to a client not verifying his or her identity to our satisfaction.

     * FOR ITEMS 6 THROUGH 9 ABOVE, A CDSC OF 1.00% WILL BE DEDUCTED FROM SHARES WHICH ARE REDEEMED WITHIN 24 MONTHS OF PURCHASE.

     Investments through 401(k) accounts and other group plans are not counted for determining the ROA discounts of individual investments in the Funds.

     Include a written statement with your purchase order explaining which exemption applies. If you do not include this statement we cannot guarantee that you will receive the waiver.

     SPECIAL CLASS A SALES CHARGE DISCOUNTS

     Sales Charges on Class A Shares May be Reduced for:

     1: A group qualified retirement plan with 99 or fewer eligible employees. The initial sales charge is reduced to 3.00% of the offering price.

     2: Certain unit trust holders ("unitholders") whose trust sponsors have made special arrangements with First Investors for a sales charge discount. Unitholders of various series of New York Insured Municipal-Income Trust sponsored by Van Kampen Merrit, Inc., unitholders of various series of the Multistate Tax Exempt Trust sponsored by Advest Inc., and Municipal Insured National Trust, may buy Class A shares of a FI Fund with unit distributions at the net asset value plus a sales charge of 1.5%. Unitholders of various tax-exempt trusts, other than the New York Trust, sponsored by Van Kampen Merritt Inc. may buy Class A shares of a FI Fund at the net asset value plus a sales charge of 1%.

     CLASS B SHARES

     Class B shares are sold without an initial sales charge, putting all your money to work for you immediately. If you redeem Class B shares within six
     (6) years of purchase, a CDSC will be imposed. The CDSC declines from 4% to 0% over a six (6) year period, as shown in the chart below.

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
---------------------------------------------------------------------------
YEAR OF REDEMPTION                    CDSC AS A PERCENTAGE OF PURCHASE OR
                                                NAV AT REDEMPTION*
Within the 1st or 2nd year                             4%
Within the 3rd or 4th year                             3%
In the 5th year                                        2%
In the 6th year                                        1%
Within the 7th year and 8th year                       0


*Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.
--------------------------------------------------------------------------------

     COMPUTATION OF CONTINGENT DEFERRED SALES CHARGES:

     If Class A or Class B shares redeemed are subject to a CDSC, the CDSC will be based on the lesser of the original purchase price or redemption price. There is no CDSC on shares acquired through dividend and capital gains reinvestment. We call these "free shares".

     Anytime you sell shares that were purchased with a CDSC, your shares will be redeemed in the following manner:

     FIRST- Shares representing dividends and capital gains;

     SECOND- Shares on which the CDSC has expired; and

     THIRD- Shares held the longest.

     For purposes of calculating the CDSC, all purchases made during the calendar month are deemed to have been made on the first business day of the month at the average cost of the shares purchased during that period.

     WAIVERS OF CONTINGENT DEFERRED SALES CHARGES

     Any CDSC on Class A and Class B shares does not apply to:

     1: Appreciation on redeemed shares above their original purchase price and shares acquired through dividend or capital gains distributions.

     2: Redemptions of shares following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of an account owner (or in the case of joint accounts, the death of the last surviving joint owner), provided that in the case of disability the shares must have been purchased prior to the disability and the redemptions must be made within one (1) year of the disability. Proof of death or disability is required.

     3: Distributions from employee benefit plans due to plan termination.

     4: Redemptions to remove an excess contribution from an IRA or qualified retirement plan.

     5: Annual redemptions of up to 8% of your account's value redeemed by a Systematic

     Withdrawal Plan. Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.

     6: Redemptions by the Fund when the account falls below the minimum.

     7: Redemptions to pay account fees.

     8: Required minimum distributions upon reaching required minimum age 701/2 provided you have held the shares for at least three (3) years.

     If you reinvest proceeds greater than or equal to $1,000 from a redemption within the prior six (6) months of Class A or B shares on which you paid a CDSC and you notify us in writing of your desire to reinvest the amount, you will be credited, in additional shares, for any CDSC that you paid. If you are reinvesting only a portion of your redemption, you only will be credited with a pro-rated percentage of any CDSC that you paid. Your reinvestment must meet a Fund's minimum investment requirement if made into a zero balance account. This privilege does not apply to investments of systematic withdrawals, automated payments such as Money Line and API, and contributions to 403(b)s, SEP-IRAs, SARSEP-IRAs or SIMPLE-IRAs. In addition, this privilege does not apply to clients whose accounts are redeemed due to their inability to verify their identity to our satisfaction.

     Include a written statement with your redemption request explaining which exemption applies. If you do not include this statement we cannot guarantee that you will receive the waiver.

     CONVERSION TO CLASS A SHARES:

     Class B shares, and the dividend and distribution shares they earn, automatically convert to Class A shares after eight (8) years, reducing future annual expenses.

     1: Conversions will be made into existing Class A share fund accounts provided the accounts have identical ownership and the same broker-dealer. If you do not own an identically registered Class A share fund account with the same broker-dealer, a new Class A share fund account will be established.

     2: All automated payments including Money Line, Automatic Payroll Investment, and other regularly scheduled retirement investment programs, will continue to be invested into the Class B share fund account after the initial conversion.

     3: Systematic withdrawals and required mini- mum distributions will continue to be made from the Class B share fund account after the initial conversion provided there are a sufficient number of Class B shares. If the Class B share account has insufficient shares to satisfy a sched- uled distribution, ADM will contact the share- holder for further instruction. The systematic withdrawal programs and required minimum distributions will move to Class A share fund accounts if the conversion closes the Class B share fund account.

     4: If dividends and/or capital gains from a Class B share fund account are cross-reinvested into another Class B share fund, the service will remain in effect after the conversion provided shares remain in the source account. The cross- reinvestment option will not automatically move to Class A share fund accounts. Dividends and capital gains earned on Class A shares purchased as a result of the conversion will be reinvested.

     5: Duplicate statements and secondary addresses (for checks), if any, that have been authorized on Class B share fund accounts will also be assigned to the new Class A share fund accounts.

o    MINIMUM INITIAL INVESTMENT REQUIREMENTS

     Your initial investment in a non-retirement or ESA fund account may be as little as $1,000. You can open a First Investors Traditional IRA or Roth IRA with as little as $500. Other retirement accounts may have lower initial investment requirements at the Fund's discretion. These minimums are waived if you use one of our Automatic Invest- ment Programs (see "Paying For Your Order").

     As described in the prospectuses of the Funds, we reserve the right to impose fees of $25 per fund account on accounts with balances that are below the minimum account requirements or to close accounts without your consent on sixty (60) days' prior notice.

o    ADDITIONAL INVESTMENTS

     Once you have established an account, you generally can add to it through your registered representative or by sending us a check directly. There is no minimum requirement on additional purchases into existing FI Fund accounts. Remember to include your FI Fund account number on your check made payable to FIC or the Fund.


     For Express Mail, send checks to:
     FIRST INVESTORS CORPORATION
     ATTN: DEPT. CP
     581 MAIN STREET
     WOODBRIDGE, NJ 07095-1198

     For Regular Mail, send checks to:
     FIRST INVESTORS CORPORATION
     ATTN: DEPT. CP
     P.O. BOX 5198
     WOODBRIDGE, NJ 07095-0916


     HOW TO SELL SHARES
     You can sell your shares on any Business Day. In the mutual fund industry, a sale is referred to as a "redemption". The various ways you can redeem your shares are discussed below. If your shares are held in an omnibus account, these procedures are not applicable. You can only redeem such shares through your broker-dealer. Please consult with your broker-dealer for its requirements. If you place your redemption order with your broker-dealer by the close of regular trading on the NYSE, your transaction will be processed at that day's price (less any applicable CDSC) provided that it is received in good order in our Woodbridge, NJ office by the close of regular trading on the NYSE, or by our Fund/SERV deadline for orders that are submitted via the Fund/SERV system. It is your broker-dealer's responsibility to promptly transmit orders to us. Special rules also apply to redemptions from 401(k) and other group retirement accounts; we can only accept redemption instructions from the plan trustee or administrator. Please consult your plan trustee or administrator for its procedures.

     Payment of redemption proceeds generally will be made within seven (7) days of receipt of your order. If the shares being redeemed were recently purchased by check or electronic funds transfer, payment may be delayed to verify that the check or electronic funds transfer has been honored, which may take up to fifteen (15) days from the date of purchase. Unless you have declined telephone privileges, most non-retirement account redemptions can be made by phone by you or your registered representative. Shareholders may not redeem shares by telephone or electronic funds transfer unless the shares have been owned for at least fifteen (15) days.

     Redemptions of shares are not subject to the fifteen (15) day verification period if the shares were purchased via:

     o    Automatic Payroll Investment;

     o    FIC registered representative payroll checks;

     o    Checks issued by First Investors Life Insurance Company, FIC or ADM;
          and

     o    Federal Funds wire payments.

     For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to redeem shares unless they are already on file.

o    WRITTEN REDEMPTIONS

     You can make a redemption by sending us a letter of instruction for non-retirement accounts (except ESA accounts) or a liquida- tion request form. A written liquidation request will be processed when received in our Woodbridge, NJ office provided it is in good order.

     If we receive your written redemption request in good order in our Woodbridge, NJ office by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive that day's price (less any applicable CDSC) for your shares.

     If your redemption request is not in good order or information is missing, we will seek additional information and process the redemption on the Business Day we receive such information.

     To be considered in good order written requests must include:

     1: The name of the FI Fund;

     2: Your account number;

     3: The dollar amount, number of shares or percentage of the account you want to redeem;

     4: Share certificates (if they were issued to you);

     5: Original signatures of all owners exactly as your account is registered or authorized signer(s) as indicated in supporting documen- tation;

     6: Signature guarantees, if required (see "When Signature Guarantees Are Required");

     7: Appropriate distribution form for retirement accounts and ESA accounts; and

     8: Other supporting documentation, as required.

      Shares purchased by check or electronic funds transfer that you have owned for less than fifteen (15) days may only be redeemed by written request. If we are being asked to redeem a retirement account and transfer the proceeds to another financial institution, we may also require a Letter of Acceptance from the successor custodian before we effect the redemption.

     For your protection, the Fund reserves the right to require additional supporting legal documentation.

     For Express Mail, send written redemption requests to:

     ADMINISTRATIVE DATA MANAGEMENT CORP.
     581 MAIN STREET
     WOODBRIDGE, NJ 07095-1198

     For Regular Mail, send written redemption requests to:

     ADMINISTRATIVE DATA MANAGEMENT CORP.
     P.O. BOX 5198
     WOODBRIDGE, NJ 07095-0916

o    TELEPHONE REDEMPTIONS

     You, your registered representative or any authorized person may redeem shares held in a non-retirement account, except ESAs, which have been owned for at least fifteen (15) days by calling our Special Services Department at 1 (800) 342-6221 from 9:00 a.m. to 5:00 p.m. Eastern Time, on any Business Day provided:

     1: Telephone privileges are available for your account registration;

     2: You do not hold share certificates (issued shares);

     3: The redemption is (a) made payable to the registered owner(s) and mailed to the address of record (which cannot have been changed within the past sixty (60) days without a signature guaranteed request signed by all owners) or, (b) is electronically transferred by ACH to a pre-designated account;

     4: The redemption amount is $50,000 or less; AND

     5: The redemption amount, combined with the amount of all telephone redemptions under the same fund account, made within the previous thirty
     (30) days does not exceed $100,000 per FI Fund account.

     As discussed in "Telephone Exchange and Redemption Privileges," telephone redemption privileges are not available for certain types of accounts. If you do not have telephone redemption privileges for an account or the other conditions for a particular redemption request are not met, we will not accept telephone instructions from you or your representative. Your instructions must be submitted to us in writing in accordance with the procedures outlined in "Written Redemptions".

     If you place your redemption request with our Special Services Department at 1(800) 342-6221 by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on any Business Day, it will be processed at that day's price (less any applicable CDSC). If you place your order with your representative, it will also be processed at that day's price (less any applicable CDSC) provided that your order is received by our Special Services Department by the close of trading on the NYSE. If we receive your order after the close of regular trading on the NYSE, it will be processed on the following Business Day at that day's price (less any applicable
     CDSC).

o     ELECTRONIC FUNDS TRANSFER REDEMPTIONS

      Electronic Funds Transfer ("EFT") redemptions allow you to redeem shares and electronically transfer proceeds to your bank account. EFT redemptions are not available on ESA accounts.

      You must enroll in the Electronic Funds Transfer service and provide complete bank account information before using the privilege. All shareholders' and all bank account owners' signatures must be guaranteed. Please allow at least ten (10) Business Days for initial processing. We will send any proceeds during the processing period to your address of record. Call your registered representative or Shareholder Services at 1
      (800) 423-4026 for an application.

       You may call Shareholder Services or send written instructions to Administrative Data Management Corp. to request an EFT redemption of shares which have been held at least fifteen (15) days. Each EFT redemption:

     1: Must be electronically transferred to your pre-designated bank account;

     2: Must be at least $500;

     3: Cannot exceed $50,000; and

     4: Cannot exceed $100,000 when added to the total amount of all EFT redemptions made within the previous thirty (30) days.

     If your redemption does not qualify for an EFT redemption, your redemption proceeds will be mailed to your address of record.

     The Electronic Funds Transfer service may also be used to purchase shares (see "Money Line") and transfer systematic withdrawal payments (see "Systematic Withdrawal Plan Payment Investments") and both dividend and capital gain distributions to your bank account.

o    SYSTEMATIC WITHDRAWALS

     Our Systematic Withdrawal Plan allows you to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. We reserve the right to only send your payments to a U.S. address. They can be mailed to you or a pre-authorized payee by check, transferred to your bank account electronically (if you have enrolled in the EFT service) or invested in shares of another FI fund in the same class of shares through our Systematic Withdrawal Plan Payment Investment service (see "Paying For Your Order-Systematic Withdrawal Plan Payment Investments").

     You can receive payments on a monthly, quarterly, semi-annual, or annual basis. Your account must have a value of at least $5,000 in non-certificated shares ("unissued shares"). The $5,000 minimum account balance is waived for required minimum distributions from retirement plan accounts, payments to First Investors Life Insurance Company, and systematic investments into another eligible fund account. The minimum Systematic Withdrawal Plan payment is $25 (waived for Required Minimum Distributions on retirement accounts or FIL premium payments).

     We reserve the right to limit the number of systematic withdrawals that may be established on any one account. Upon receipt of a systematic withdrawal request, we will reinvest dividend and capital gain distributions previously paid in cash, unless we are previously notified otherwise at the time of request.

     Systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals. The redemption of shares in connection with a Systematic Withdrawal Plan will also generally result in a gain or loss for tax purposes.

     You should avoid making investments in FI Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

     If you own shares that are subject to a CDSC, you may establish a Systematic Withdrawal Plan and redeem up to 8% of the value of your account annually without paying a CDSC. If you own shares that are subject to a CDSC in a retirement account and if your Required Minimum Distribution exceeds the 8% limit, the applicable CDSC will be charged if the additional shares were held less than three (3) years.

     To establish a Systematic Withdrawal Plan, complete the appropriate section of the account application or contact your registered representative or call Shareholder Services at 1 (800) 423-4026.

o    EXPEDITED WIRE REDEMPTIONS (CLASS A MONEY MARKET FUNDS ONLY)

     Enroll in our Expedited Redemption service to wire proceeds via Federal Funds from your Class A FI non-retirement money market account to your bank account. ESAs are not eligible. In addition, shares must be owned for at least fifteen (15) days to be eligible for expedited redemption. Call Shareholder Services at 1 (800) 423-4026 for an application or to discuss specific requirements.

     Requests for redemptions by wire out of the money market funds must be received in writing or by phone prior to 12:00 p.m. Eastern Time, on a Business Day, to be processed the same day. Wire redemption requests received after 12:00 p.m. Eastern Time, will be pro- cessed the following Business Day.

     1: Each wire under $5,000 is subject to a $15 fee;

     2: Two wires of $5,000 or more are permitted without charge each month. Each additional wire is $15;

     3: Wires must be directed to your predesignated bank account; and

     4: Each wire which is directed outside the U.S. is subject to a $40 fee.

o    MONEY MARKET DRAFT CHECK REDEMPTIONS (CLASS A SHARES ONLY)

     Free draft check writing privileges are available for owners of First Investors Cash Management Fund and First Investors Tax Exempt Money Market Fund non-retirement accounts who maintain a minimum balance of $1,000. We will not issue draft checks if your account balance is less than $1,000. Each check drawn on an account with a balance of less than $1,000 will be subject to a $10 processing fee which is deducted when the check is paid. Shares purchased by check or by electronic funds transfer that you have owned for less than fifteen (15) days are not included in your available balance. It is your responsibility to ensure that your available balance covers the amount of your draft check and any applicable fees including a possible CDSC since, if there are insufficient shares, your draft check will be returned through banking channels marked "insufficient funds" and may also be subject to fees imposed by your depository bank. Please be aware that if you use a draft check and it is converted to an electronic debit by the payee, the electronic debit will not be honored.

     Daily dividends are earned on shares of the First Investors Cash Management Fund and First Investors Tax-Exempt Money Market Fund shares until a draft check clears against them. Because the Funds accrue daily dividends, you may not redeem your account in its entirety by writing a draft check. Draft checks are subject to the rules and regulations of the custodian covering checking accounts. We will return your canceled draft checks once a month. Neither the Funds nor the custodian can certify or directly cash a draft check.

     Draft checks are not available for:

     o    Retirement accounts;

     o    Class B share fund accounts;

     o    Accounts registered with a foreign address; and

     o    ESAs.

     Please notify us immediately if your draft checks are lost or stolen. "Stop payment" requests must be directed to Administrative Data Management Corp. However, there is no guarantee that a "stop payment" request will stop the payment of the draft check.

     Complete the Mutual Fund Privilege Application to apply for draft checks. To order additional draft checks, call Shareholder Services at 1 (800) 423-4026. Additional documentation is required to establish draft check writing privileges for trusts, corporations, partnerships, and other entities. Call Shareholder Services for further information.

     The Funds bear all expenses relating to the Money Market Draft Check Redemption Privilege. We reserve the right to amend or terminate the privilege at any time.

o    REDEMPTIONS-IN-KIND

     If a Fund's Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or part by a distribution in kind of securities from the portfolio of the Fund. If shares are redeemed in kind, the redeeming shareholder will likely incur brokerage costs in converting the assets into cash.

     HOW TO EXCHANGE SHARES

     Subject to the conditions listed below, you have the right to exchange shares of any FI Fund for the shares of the same class of any other FI Fund without incurring an additional sales charge. This right, which is called a free exchange privilege, gives you the flexibility to change investments as your goals change. Since an exchange of FI Fund shares is a redemption and a purchase, it may create a gain or loss which is reportable for tax purposes. Read the prospectus of the FI Fund you are purchasing carefully before you exchange into it.

     Unless you have declined telephone privileges, you, your representative or any authorized person may be able to exchange shares by phone. Exchanges can also be made by written instructions. Exchange orders are processed when we receive them in good order in our Woodbridge, NJ office. Exchange orders received in good order prior to the close of trading on the NYSE will be processed at that day's prices.

     If you place an exchange order with your representative by the close of regular trading on the NYSE, it will be processed at that day's price for each Fund provided that your order is received by our Woodbridge, NJ office by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern
     Time), or by our Fund/SERV deadline for orders that are submitted via the Fund/SERV system.

--------------------------------------------------------------------------------

o    EXCHANGE CONDITIONS

     There are a number of conditions on the free exchange privilege.

     1: The Funds reserve the right to reject any exchange, without prior notice, if they believe that it is part of a market timing strategy or a pattern of excessive trading. See "What Are The Funds' Policies On Frequent Trading".

     2: You may not exchange into a new account if your account has been restricted pursuant to our USA PATRIOT Act policies.

     3: You may only exchange shares within the same class.

     4: Exchanges can only be made into identically owned accounts.

     5: Full or partial exchanges into a new FI Fund account must meet the new FI Fund's minimum initial investment.

     6: The FI Fund you are exchanging into must be eligible for sale in your state.

     7: If your request does not clearly indicate the amount to be exchanged or the accounts involved, no shares will be exchanged.

     8: If you exchange shares to a new FI Fund account, the dividend and capital gain options will apply to the new FI Fund account as well as the original account if it remains open. If you exchange shares into an existing FI Fund account, the dividend and capital gain options on the existing FI Fund account will remain in effect.

     9: If you exchange shares of a FI Fund that are subject to a CDSC, the CDSC and the holding period used to calculate the CDSC will carry over to the acquired shares with one exception. If you exchange Class A shares that are subject to a CDSC into a Class A money market fund account, the CDSC will be deducted from the amount exchanged.

     10: Since there is no sales charge on Class A share money market fund purchases, you cannot exchange Class A money market fund shares into the shares of another FI Fund without incurring a sales charge unless you have already paid a sales charge on the shares (e.g., you purchased a FI Fund with a sales charge and exchanged into the money market fund).

     11: If you are exchanging shares on which a sales charge was already paid, the dividends earned on those shares are also eligible for the free exchange privilege.

     12: FI Funds reserve the right to reject any exchange order which in the opinion of the Fund is part of a market timing strategy. In the event that an exchange is rejected, neither the redemption nor the purchase side of the exchange will be processed.

     13: If your exchange request is not in good order or information is missing, the Transfer Agent will seek additional information and process the exchange on the day it receives such information.

     14: If your exchange is from an account with automatic investments or systematic withdrawals, you must let us know if your automatic investments or systematic withdrawals are to remain with the original FI Fund or the FI Fund you are exchanging into ("receiving fund") or if you want the automatic investments or withdrawals terminated.

     Without specific instructions, we will amend account privileges as outlined below:

                           EXCHANGE                  EXCHANGE                    EXCHANGE A
                           ALL SHARES TO             ALL SHARES TO               PORTION OF
                           ONE FUND                  MULTIPLE                    SHARES TO ONE OR
                           ACCOUNT                   FUNDS                       MULTIPLE FUNDS
----------------------------------------------------------------------------------------------------------
MONEY LINE                 ML moves to               ML stays with               ML stays with
(ML)                       Receiving Fund            Original Fund               Original Fund

AUTOMATIC PAYROLL          API moves to              API is allocated            API stays with
INVESTMENT (API)           Receiving Fund            equally to                  Original Fund
                                                     Receiving Funds

SYSTEMATIC                 SWP moves to              SWP is allocated            SWP stays
WITHDRAWALS (SWP)          Receiving Fund            proportionally to           with Original Fund
(includes RMDs)                                      Receiving Funds

AUTOMATED                  $ moves to                $ stays                     $ stays with
RETIREMENT ACCOUNT         Receiving Fund            with Original Fund          Original Fund
CONTRIBUTIONS *
----------------------------------------------------------------------------------------------------------

 * CONTRIBUTIONS REMITTED BY THE EMPLOYER FOR CERTAIN RETIREMENT ACCOUNTS.

o    TELEPHONE EXCHANGES

     You, your registered representative or any authorized person can exchange by phone shares of any non-retirement account provided you have telephone privileges (see "Telephone Exchange & Redemption Privileges").

     You, your registered representative or any authorized person can also use telephone privileges to exchange shares of any eligible FI Fund (1) within any participant directed FI prototype IRA, 403(b), or 401(k) Simplifier Plan, (2) from an individually registered non-retirement account to an IRA account registered to the same owner (provided an IRA application is on file); and (3) within 401(k) Flexible plans, money purchase pension plans and profit sharing plans if a First Investors Qualified Retirement Plan Application is on file. Contact your registered representative or call Shareholder Services at 1(800) 423-4026 to obtain a Qualified Retirement Plan Application.

     By Phone:                         Call Special Services from 9:00 a.m. to
     1(800)342-6221                    5:00 p.m., Eastern Time. Orders received
                                       after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), are processed the following Business Day.

                                       1: You must have telephone privileges
                                       (see "Telephone Exchange & Redemption
                                       Privileges").

                                       2: Certificate shares cannot be exchanged by phone.

                                       3: For trusts, estates,
                                       attorneys-in-fact, corporations,
                                       partnerships, guardianships,
                                       conservatorships and other entities,
                                       additional documents may be required if
                                       not already on file. Call our Shareholder
                                       Services Department at 1 (800) 423-4026
                                       to determine whether additional documents are necessary.

o    WRITTEN EXCHANGES

     Written instructions are acceptable for any exchange.

                                       1: Send us written instructions signed by all account owners exactly as the account is registered.

     For Express Mail, send to:        2: Include the name and account number of
     ADMINISTRATIVE DATA               your FI Fund.
     MANAGEMENT CORP.
     581 MAIN STREET                   3: Indicate either the dollar amount,
     WOODBRIDGE, NJ 07095-1198         number of shares or percent of the source
                                       account you want to exchange.
     For Regular Mail, send to:
     ADMINISTRATIVE DATA               4: Specify the existing account number or
     MANAGEMENT CORP.                  the name of the new FI Fund you want to
     P.O. BOX 5198                     exchange into.
     WOODBRIDGE, NJ 07095-0916
                                       5: Include any outstanding share
                                       certificates for shares you want to
                                       exchange. A signature guarantee is
                                       required.

                                       6: For trusts, estates,
                                       attorneys-in-fact, corporations,
                                       partnerships, guardianships,
                                       conservatorships and other entities,
                                       additional documents may be required if
                                       not already on file. Call Shareholder
                                       Services at 1 (800) 423-4026.

     WHAT ARE THE FUNDS' POLICIES ON FREQUENT TRADING

     With the exception of our money market funds, each FI Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Directors/Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of the Funds. These policies and procedures apply uniformly to all accounts. However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

     It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

     It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy. The Funds also reserve the right to reject exchanges that in the Funds' view are excessive, even if the activity does not constitute market timing.

     If the Funds' reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone or any other electronic means.

     To the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

     WHEN SIGNATURE GUARANTEES ARE REQUIRED

     A signature guarantee protects you from the risk of a fraudulent signature and is generally required for non-standard and large dollar transactions. A signature guarantee may be obtained from eligible guarantor institutions including banks, savings associations, credit unions and brokerage firms which are members of the Securities Transfer Agents Medallion Program ("STAMP"), the New York Exchange Medallion Signature Program ("MSP"), or the Stock Exchanges Medallion Program ("SEMP").

     A signature guarantor may not amend or limit the scope of the guarantee in any way. The guarantee may not be dated or altered in an attempt to guarantee less than all signatures on a document. The surety bond coverage provided must equal or exceed the amount of the transaction. Please note that a notary public stamp or seal is not an acceptable substitute for a signature guarantee.

     Signature guarantees are required:

     1: For redemptions over $50,000.

     2: For redemption checks made payable to any person(s) other than the registered shareholder(s) or any entity other than a major financial institution for the benefit of the registered shareholder(s).

     3: For redemption checks mailed to an address other than the address of record, pre-authorized bank account, or a major financial institution on your behalf.

     4: For redemptions to the address of record when the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed).

     5: When a stock certificate is mailed to an address other than the address of record or the dealer on the account or the address of record has changed within the past sixty (60) days.

     6: When shares are transferred to a new registration.

     7: When certificated (issued) shares are redeemed, exchanged or transferred.

     8: To establish any EFT service or to amend banking information on an existing EFT service.

     9: For requests to change the address of record to a P.O. box or care of address. The residential street address must also be provided.

     10: If multiple account owners of one account give inconsistent instructions.

     11: When a transaction requires additional legal documentation.

     12: When the authority of a representative of a corporation, partnership, trust, or other entity has not been satisfactorily established prior to the transaction request.

     13: When an address is updated on an account which has been coded "Do Not Mail" because mail has been returned as undeliverable. A mailing address and residential address must be provided.

     14: For draft check orders when the address has changed within sixty (60) days of the request.

     15: For any other instance whereby a FI Fund or its transfer agent deems it necessary as a matter of prudence.

     STATEMENTS & REPORTS

o    TRANSACTION CONFIRMATION STATEMENTS

     You will receive a confirmation statement immediately after most transactions. These include:

     o    Dealer purchases;

     o    Check investments;

     o    Federal Funds wire purchases;

     o    Redemptions;

     o    Exchanges;

     o    Transfers;

     o    Systematic withdrawals; and

     o    Issued certificates.

     Money Line and Automatic Payroll Investment purchases are not confirmed for each transaction. They will appear on your next regularly scheduled quarterly statement.

     A separate confirmation statement is generated for each FI Fund account you own. It provides:


     o    Your account registration;

     o    Your FI Fund account number;

     o    The date of the transaction;

     o    A description of the transaction (PURCHASE, REDEMPTION, ETC.);

     o    The number of shares bought or sold for the transaction;

     o    The dollar amount of the transaction;

     o    The dollar amount of the dividend payment (IF APPLICABLE);

     o    The total share balance in the account;

     o    The dollar amount of any dividends or capital gains paid;

     o The number of shares held by you, held for you (INCLUDING ESCROW SHARES), and the total number of shares you own; and

     o    The percentage of sales charge paid on the purchase.

     The confirmation statement also may provide a perforated investment stub with your preprinted name, registration, and FI Fund account number for future investments.

     You should review your confirmation statements carefully. If you fail to notify us of any errors or omissions within thirty (30) days, we will assume that your statement is correct and we will not accept responsibility for any resulting liability.

o    PROSPECTUSES

     A prospectus for each FI Fund you purchase is also mailed to you with your initial confirmation statement concerning a fund purchase and thereafter once a year. The prospectus provides the fund's objectives, risks, expenses, results, policies and information concerning the portfolio managers. A prospectus may be obtained from our website
     (www.firstinvestors.com) by calling Shareholder Services at 1(800)423-4026.

o    MASTER ACCOUNT STATEMENTS


     If FIC is your broker, you will receive a Master Account Statement for all your identically owned FI Fund accounts on a quarterly basis. The Master Account Statement will also include a recap of any First Investors Life Insurance variable annuities or variable life insurance you may own. Joint accounts registered under your taxpayer identification number and custodial accounts for which you are the custodian will appear on separate Master Account Statements but may be mailed in the same envelope upon request. You may request that the quarterly statements for different customers that reside at the same address be mailed in one envelope by contacting Shareholder Services and ordering a Combined Mailing Authorization Form.

     The Master Account Statement provides the following information for each FI Fund you own:

     o    FI Fund name;

     o    FI Fund's current market value; and

     o    Total distributions paid year-to-date.

o    ANNUAL AND SEMI-ANNUAL REPORTS

     You will also receive an Annual and a Semi- Annual Report covering each FI Fund that you own. These financial reports show the assets, liabilities, revenues, expenses, and earnings of the FI Fund as well as a detailed accounting of all portfolio holdings. The Annual report will also contain an analysis by the Portfolio Manager of the FI Fund's performance over the prior year. You will receive one report per household, unless you specifically request a separate report for each customer in accordance with our householding policy.

     DIVIDENDS & DISTRIBUTIONS

     Except as provided below, for FI Funds that declare daily dividends, your shares start earning dividends on the first Business Day following the day of purchase. Your shares continue to earn dividends until, but not including, the next Business Day following the day of redemption.

     For First Investors money market fund purchases, if we receive a Federal Funds wire transfer prior to 12:00 p.m. Eastern Time, and you have given us the proper notification beforehand (see "Federal Funds Wire Transfer"), your shares start earning dividends on the day of purchase. Redemptions by wire out of the money market funds will not earn dividends on the day of redemption.

     The FI Funds pay dividends from net investment income and distribute the accrued earnings to shareholders as noted below:

-----------------------------------------------------------------------------------------------------------
DIVIDEND PAYMENT SCHEDULE

-----------------------------------------------------------------------------------------------------------
MONTHLY:                                   QUARTERLY:                    ANNUALLY (IF ANY):
Cash Management Fund                       Blue Chip Fund                All-Cap Growth Fund
Fund for Income                            Growth & Income Fund          Focused Equity Fund
Government Fund                            Total Return Fund             Global Fund
Insured Intermediate Tax Exempt            Value Fund                    Mid-Cap Opportunity Fund
Insured Tax Exempt Fund                                                  Special Situations Fund
Insured Tax Exempt Fund II
Investment Grade Fund
Single State Insured Tax Free Funds
New York Insured Tax Free Fund
Tax-Exempt Money Market Fund
-----------------------------------------------------------------------------------------------------------

     Capital gains distributions, if any, are paid annually, usually near the end of the FI Fund's fiscal year. On occasion, more than one capital gains distribution may be paid during one year.

     Dividends and/or capital gains distributions are automatically reinvested to purchase additional FI Fund shares unless otherwise instructed. We reserve the right to send dividends and capital gain distributions that are remitted by check to a U.S. address only. Dividends and/or capital gains may be sent via EFT provided this option is either selected for both dividends and capital gains or this option is selected for one and the other is reinvested into the same fund account. Upon notification that all account owners are deceased, all distributions are automatically reinvested; any distribution cross-investment plan or systematic withdrawal plan will be discontinued. Dividends and capital gains distributions of less than $10.00 are automatically reinvested to purchase additional FI Fund shares.

     For the tax treatment of dividends and other distributions from a Fund, see the prospectus and Statement of Additional Information for your Fund. If you buy shares shortly before the record date of the dividend, the entire dividend you receive may be taxable even though a part of the distribution is actually a return of your purchase price. This is called "buying a dividend".

     There is no advantage to buying a dividend because a FI Fund's net asset value per share is reduced by the amount of the dividend.

TAXES & FORMS
-----------------------------------------------------------------------------------------------------------------------------
TAX FORM           DESCRIPTION                                                                                     MAILED BY

1099-DIV *         Consolidated report lists all taxable dividend and capital gains distributions                 January 31
                   for all of the shareholder's accounts. Also includes foreign taxes paid and any federal income tax withheld due to backup withholding.

-----------------------------------------------------------------------------------------------------------------------------
1099-B             Lists proceeds from all non-retirement redemptions including                                   January 31
                   systematic withdrawals and exchanges. A separate form is issued for each
                   FI Fund account. Includes amount of federal income tax withheld due to backup withholding.

-----------------------------------------------------------------------------------------------------------------------------
1099-R             Lists taxable distributions from a retirement account. A separate form is                      January 31
                   issued for each FI Fund account. Includes federal income tax withheld due to IRS withholding requirements.

-----------------------------------------------------------------------------------------------------------------------------
1099-Q             Lists distributions from an ESA.                                                               January 31

-----------------------------------------------------------------------------------------------------------------------------
5498-ESA           Provided to shareholders who made an annual ESA contribution, rollover                           April 30
                   purchase or trustee-to-trustee transfer.

-----------------------------------------------------------------------------------------------------------------------------
5498               Provided to shareholders who made an annual IRA contribution or rollover                           May 31
                   purchase. Also provides the account's fair market value as of the last business day of the tax year. A separate form is issued for each FI Fund account.

-----------------------------------------------------------------------------------------------------------------------------
1042-S             Provided to non-resident alien shareholders to report the amount of fund                         March 15
                   dividends paid and the amount of federal taxes withheld. A separate form is issued for each FI Fund account.

-----------------------------------------------------------------------------------------------------------------------------
Cost Basis         Uses the "average cost-single category" method to show the cost basis of any                   January 31
Statement          shares sold or exchanged. Information is provided to assist shareholders in calculating capital gains or losses. A separate statement, included with Form 1099-B, is issued for most FI Fund
                   accounts. This statement is not reported to the IRS and does not include money market funds or retirement accounts.

-----------------------------------------------------------------------------------------------------------------------------
Tax Savings        Consolidated report lists all amounts not subject to federal, state and local                  January 31
Report for         income tax for all the shareholder's accounts. Also includes any amounts subject
Non-Taxable        to alternative minimum tax. Not reported to the IRS.
Income

-----------------------------------------------------------------------------------------------------------------------------
Tax Savings        Provides the percentage of income paid by each FI Fund that may be exempt                      January 31
Summary            from state income tax. Not reported to the IRS.
-----------------------------------------------------------------------------------------------------------------------------


     Each FI Fund must withhold and remit to the U.S. Treasury a percentage of dividends, capital gains distributions, and redemption proceeds (regardless of the extent to which a gain or loss may be realized) otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the taxpayer identification number furnished to the FI Fund is correct, who furnishes an incorrect number, or who is designated by the IRS as being subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner and may be claimed as a credit on that owner's federal tax return.

     * THE IRS DOES NOT REQUIRE INVESTMENT COMPANIES TO ISSUE FORM 1099-DIV TO REPORT TAXABLE DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS OF LESS THAN $10 PER FI FUND ACCOUNT, UNLESS THE ACCOUNT IS SUBJECT TO IRS IMPOSED BACKUP WITHHOLDING TAX.

     OTHER POLICIES & SERVICES

o    TELEPHONE EXCHANGE AND REDEMPTION PRIVILEGES

     Telephone privileges allow you, your registered representative or any other person who we believe is an authorized person to exchange or redeem eligible shares and authorize other transactions with a simple phone call. Telephone redemption privileges are not available on omnibus accounts. Telephone exchange privileges are only available on certain omnibus accounts. You should check with your broker-dealer or plan trustee to determine if you have exchange privileges.


     For joint accounts, telephone privileges allow any one of the owners to process telephone transactions independently. As noted previously, this means that any one registered owner on your account, acting alone and without the consent of any other registered owner, may give a Fund instructions to exchange or sell shares by telephone.

     Telephone exchange and redemption privileges are automatically granted when you open a First Investors individual, joint, or custodial account unless you notify the Fund that you do not want the privilege.

     For trusts, attorneys-in-fact, corporations, partnerships, guardianships, conservatorships and other entities, telephone exchange and redemption privileges are also available. However, such privileges are not automatically granted and you must complete additional documentation to obtain privileges.

     Telephone redemptions are not permitted on IRAs, IRAs for Minors, SIMPLE-IRAs, SEP-IRAs, SARSEP-IRAs, 403(b)(7)s and ESAs. However, telephone exchange privileges are available on such accounts unless you decline the privileges on the product application or notify the Fund otherwise.

     For a description of the types of exchanges and redemptions that may be made using Telephone Privileges see "How To Sell Shares--Telephone Redemptions", "How To Exchange Shares-- Telephone Exchanges" and "Contact Information". For further assistance, call Shareholder Services at 1(800)423-4026.

     For your protection, the following security measures are taken:

     1: Telephone requests are recorded to verify accuracy.

     2: Some or all of the following information is obtained:

          o    Account number;

          o    Address;

          o    Last four digits of the social security number; and

          o    Other information as deemed necessary.

     3: A confirmation statement reflecting each telephone redemption and exchange is mailed to you.

     We will not be liable for following instructions if we reasonably believe the telephone instructions are genuine and from an authorized person based on our verification procedures.

     For security purposes, telephone privileges may be suspended on joint accounts upon notice of divorce or separation.

     During times of drastic economic or market changes, telephone redemptions or exchanges may be difficult to implement. If you experience difficulty in making a telephone exchange or redemption, you may send us a written request by regular or express mail. The written request will be processed at the next determined net asset value, less any applicable CDSC, when received in good order in our Woodbridge, NJ office.

o    SHARE CERTIFICATES

     Every time you make a purchase of Class A shares, we will credit shares to your FI Fund account. We do not issue share certificates unless you specifically request them. Certificates are not issued on any Class B shares, Class A money market shares, shares in retirement, ESA, or other custodial accounts, or if the market value of the account is below $1,000, the address has changed within the past sixty (60) days or the account has a foreign address.

     Having us credit shares on your behalf eliminates the expense of replacing lost, stolen, or destroyed certificates. If a certificate is lost, stolen, or damaged, you may be charged a replacement fee of the greater of 2% of the current value of the certificated shares or $25.

     In addition, certificated shares cannot be redeemed, exchanged, or transferred until they are returned with your transaction request. The share certificate must be properly endorsed and signature guaranteed.

     Certificates can only be issued in the name of the accountholder(s).

o    NAME CHANGES

     A name change may occur due to marriage, divorce, adoption or other reason. To change your name, send us an Affidavit of Name Change or a signature guaranteed letter of instruction signed with your old and new signatures along with a certified copy of your marriage certificate, divorce decree or other legal document. A MAA or BAA is also required if one is not already on file.

o    TRANSFERRING OWNERSHIP OF SHARES

     A transfer is a change of share ownership from one customer to another. Unlike an exchange, transfers occur within the same FI Fund. You can transfer your shares at any time; however, we will only transfer the ownership to a FI Fund account which has a U.S. address and whose owner meets all other requirements to establish a FI account. All transfers into a new account must meet the minimum initial investment requirement of the FI Fund. The fund minimum is waived for a full transfer due to death if the shares are transferred to the surviving joint owner and for a full transfer to a minor on a UTMA/UGMA account upon the minor reaching the age at which custodianship ends.

     To transfer shares, submit a letter of instruc- tion including:

     o    Your account number;

     o    Dollar amount, percentage, or number of shares to be transferred;

     o    Existing account number receiving the shares (if any);

     o The name, U.S. street address, date of birth, citizenship, taxpayer identification number and such other information as may be required by law of each customer receiving the shares; and

     o The signature of each account owner requesting the transfer with signature guarantee(s).

     We will require that the transferee completes the appropriate application (MAA or BAA) to establish an account with the required FI customer identification program information under the USA PATRIOT Act and supply any other required information (see "How To Open An Account").

     If you are receiving shares via a transfer and you do not list a broker-dealer on the application, FIC will be listed on your account. However, we recommend that you discuss your investment objective with a registered representative before you make a purchase to ensure that the Fund is suitable for you.

     Depending upon your account registration, additional documentation may be required to transfer shares. Money Lines, APIs, draft checks and systematic withdrawal plans do not carry over when an account is transferred. Transfers due to the death of a shareholder require additional documentation. Please call our Shareholder Services Department at 1(800) 423-4026 for specific transfer requirements before initiating a request.

     A transfer is a change of ownership and may trigger a taxable event. You should consult your qualified tax advisor before initiating a transfer.

o    HOUSEHOLDING OF DISCLOSURE DOCUMENTS

     It is our policy to send only one copy of the FI Fund's prospectus, annual report, and semi- annual report to all family members who reside in the same household. This reduces FI Fund expenses, and benefits you and other shareholders.

     We will continue to "household" these disclosure documents for you as long as you remain a shareholder, unless you tell us otherwise. If you do not want us to household these documents, simply call us at 1(800) 423-4026 and let us know. We will begin sending you individual copies of prospectuses, annual and semi-annual reports within thirty (30) days of receiving your request.

o    MISSING OR INCORRECT TINS AND RETURNED MAIL

     If you fail to give us a Taxpayer Identification Number ("TIN") or you provide us with an incorrect TIN:

     1: We reserve the right to close your account;

     2: If we are charged a fee by the IRS, we may debit your account for the fees imposed plus a processing charge; and

     3: We may attempt to correct your tax reporting information by using a consumer reporting agency.

     If mail is returned to the FI Fund marked undeliverable by the U.S. Postal Service with no forwarding address after two (2) consecutive mailings, and the FI Fund is unable to obtain a current shareholder address, the account status will be changed to "Do Not Mail" to discontinue future mailings and prevent unauthorized persons from obtaining account information. Telephone privileges, automated payments and automated withdrawals will also be discontinued.

     You can remove the "Do Not Mail" status on your account by submitting written instructions including your current address signed by all shareholders with a signature guarantee (see "When Signature Guarantees Are Required"). Additional requirements may apply for certain accounts. Call Shareholder Services at 1 (800) 423-4026 for more information.

     Returned dividend and other distribution checks will be voided when an account's status has been changed to "Do Not Mail". No interest will be paid on outstanding checks prior to reinvestment. All future dividends and other distributions will be reinvested in additional shares until new instructions are provided. If you cannot be located within a period of time mandated by your state of residence your FI Fund shares and outstanding dividend and distribution checks may be turned over in accordance with state laws governing abandoned property.

     Prior to turning over assets to your state, the fund will seek to obtain a current shareholder address in accordance with Securities and Exchange Commission rules. A search company or consumer reporting agency may be employed to locate a current address. The FI Fund may deduct the costs associated with the search from your account.

o    YOUR PRIVACY


     We use the strictest standards to safeguard your information. If FIC is your broker, we obtain information from you that is necessary to make suitable investment recommendations for you, such as your occupation, age, financial resources, investment experience and objectives. We also keep track of the investments you make through us. If you purchase insurance, we also obtain informa- tion concerning your medical history, credit history, and driving record. We use your information only to process transactions that you have authorized, and to service your account. We do not disclose your information to any third party, except as permitted by law. We restrict access to your information to those persons who need to know it. We also maintain physical, electronic, and procedural measures to ensure that unauthorized persons do not obtain access to your information. Information regarding our privacy policy is mailed to you and is available through our website (www.firstinvestors.com).

     CONTACT INFORMATION

     While we encourage you to use the services of your representative, if you want or need to contact us directly, you can:

     1: For Express Mail, write us at:

        ADMINISTRATIVE DATA MANAGEMENT CORP.
        581 MAIN STREET
        WOODBRIDGE, NJ 07095-1198

     2: For Regular Mail, write us at:

        ADMINISTRATIVE DATA MANAGEMENT CORP.
        P.O. BOX 5198
        WOODBRIDGE, NJ 07095-0916

     3: Call our Shareholder Services Department at 1 (800) 423-4026 24 hours a day.

     4: Visit us at any time on-line at WWW.FIRSTINVESTORS.COM

o    OUR SHAREHOLDER SERVICES DEPARTMENT

     1 (800) 423-4026

     Call our toll-free Shareholder Service line 24 hours a day for procedures, FI Fund information and to check FI Fund prices. To speak to a shareholder services representative, please call Monday through Friday between the hours of 9:00 a.m. and 6:00 p.m. Eastern Time.

     CALL US TO UPDATE OR CORRECT YOUR:
     o Address or phone number. For security purposes, the FI Fund will not honor telephone requests to change an address to a P.O. Box or "c/o" street address;
     o    Birth date (important for retirement distributions); and
     o Distribution option to reinvest or pay in cash or initiate cross reinvestment of dividends and capital gains (non-retirement accounts only).

     CALL US TO REQUEST:
     o Cancellation of your Systematic Withdrawal Plan (non-retirement accounts only);
     o    A stop payment on a dividend, redemption or money market draft check;
     o    Suspension (up to six (6) months) or cancellation of Money Line;
     o    A duplicate copy of a statement, cancelled check or tax form;
                CANCELLED CHECK FEE:      $10 fee for a copy of a cancelled
                                          dividend, liquidation, or investment
                                          check.
                                          $15 fee for a copy of a cancelled
                                          money market draft check.

                DUPLICATE TAX FORM FEES:  Current Year ... Free
                                          Prior Year(s) .. $7.50 per tax form
                                          per year.

     o    Cancellation of cross-reinvestment of dividends and capital gains; and

     o A history of your account (the fee can be debited from your non-retirement account).
                FEES:      1974 - 1982*. . . . . .$10 per year fee
                           1983 - 2002. . . . . . $5 total fee for all years
                           Current & Two Prior Years. . . . . . Free
                           *ACCOUNT HISTORIES ARE NOT AVAILABLE  PRIOR TO 1974.

PROVIDED YOU HAVE TELEPHONE PRIVILEGES, YOU CAN ALSO CALL US TO:

     o Increase your total Money Line payment by a maximum of $3,600 per year using any frequency provided bank and FI Fund account registrations are the same and by a maximum of $1,200 per year using any frequency if the bank and FI Fund account registrations differ.
     o Change the allocation of your Money Line or Automatic Payroll Investment payment.
     o Change the amount of your Systematic Withdrawal payment on non-retirement accounts.
     o Request a share certificate to be mailed to your address of record (non-retirement accounts only) provided your address has not changed within the past sixty (60) days.
     o Request money market fund draft checks (non-retirement accounts only) provided your account balance is at least $1,000 and your address of record has not changed within the past sixty (60) days. Additional written documentation may be required for certain registrations.

o    E-MAIL

     You can e-mail our transfer agent, Administrative Data Management Corp., at admcust@firstinvestors.com with general account and service-related inquiries such as requests for:

     o    Literature on our FI Funds and services;

     o Prospectus, annual report, and Statements of Additional Information requests;

     o    Duplicate statements;

     o    Procedural information; and

     o    Account research.

     E-mail cannot be used to place purchase, exchange, transfer, and/or redemption orders. First Inves- tors will not honor trades or address change requests e-mailed to admcust@firstinvestors.com, or any other e-mail address.

o    WEB ACCESS

     You can access your account and a wealth of other company information at your convenience - 24 hours a day, seven (7) days a week- through our web site at www.firstinvestors.com. Our web site allows you to:

     o    Download FI Fund prospectuses and the current Shareholder Manual;

     o    Acquaint yourself with our range of client services;

     o Download educational articles on a variety of investment-related issues;

     o    Review FI Fund descriptions and top 10 portfolio holdings;

     o    Review FI Fund performance and portfolio management;

     o    Check FI Fund prices; and

     o Access a direct link to "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

     In addition, after you have obtained a password, our web site allows you to:

     o Review your current account balance; o View recent current and prior year transactions, such as investments and redemptions;

     o    Access your most recent Quarterly Master Account Statement;

     o    Verify that money market checks have cleared; and

     o    Obtain current year tax forms.

     To   begin using these benefits, follow the directions below:

     o Visit us at www.firstinvestors.com or call us at 1 (800) 423-4026 to request web access.

     o From our web site home page, select CUSTOMER LOGIN. Click on REQUEST PASSWORD. Enter your full " CUSTOMER NUMBER" or full "ACCOUNT NUMBER" AND the last four digits of your "TAXPAYER IDENTIFICATION NUMBER", then click on SUBMIT.

     o Within three (3) to five (5) Business Days of your request, we will send a User Name and Password to the address of record. Safeguard this information carefully as it will allow access to your First Investors accounts.

     o After receiving your User Name and Password, visit our web site and select the CUSTOMER LOGIN section. Then click on the YOUR ACCOUNT button. Enter the User Name and Password that we provided. Click on Submit. Next, enter a new Password that is meaningful to you and that you'll remember.

     Keep your password confidential to safeguard your account. Contact us immediately if someone else has obtained your password or accessed your account. First Investors' web site is a Veri Sign Secure Site and we use state of the art encryption technology to keep your account information private. We recommend that you use 128-bit encryption when viewing your account information.

     First Investors does not accept orders for transactions or address updates via our web site. For trusts, estates, attorney-in-fact, corporations, partnerships, and other entities, additional documentation is required to permit web access. Call Shareholder Services at 1(800) 423-4026 for assistance.

                             [FIRST INVESTORS LOGO]


      PRINCIPAL UNDERWRITER                           TRANSFERAGENT
   First Investors Corporation              Administrative Data Management Corp.
         95 Wall Street                              581 Main Street
       New York, NY 10005                         Woodbridge, NJ 07095
        1-212-858-8000
        1-800-423-4026


SHARMAN REV 01/31/05
--------------------

                            PART C. OTHER INFORMATION
                            -------------------------

Item 23.   Exhibits
           --------

     (a)       Amended and Restated Declaration of Trust/1

     (b)       By-laws/1

     (c) Shareholders' rights are contained in (a) Articles III, VIII, X, XI and XII of Registrant's Amended and Restated Declaration of Trust and (b) Articles III and V of Registrant's By-laws

     (d)(i) Investment Advisory Agreement between Registrant and Executive Investors Management Company, Inc./1

     (d)(ii) Consent to Transfer of Investment Advisory Agreement among Registrant, Executive Investors Management Company, Inc. and First Investors Management Company, Inc./3

     (e) Underwriting Agreement between Registrant and First Investors Corporation/6

     (f)       Bonus, profit sharing or pension plans - none

     (g)(i)    Custodian   Agreement  between   Registrant  and  Irving  Trust
               Company/1

     (g)(ii) Supplement to Custodian Agreement between Registrant and The Bank of New York/1

     (h) Transfer Agent Agreement between Registrant and Administrative Data Management Corp with Amended Schedule A to Transfer Agent Agreement/3

     (i) Opinion and Consent of Counsel - to be filed by subsequent amendment

     (j)(i) Consent of Independent Registered Public Accounting Firm - to be filed by subsequent amendment

     (j)(ii) Powers of Attorney for Ms. Head and Messrs. Reed, Srygley, Rubinstein, Sullivan and Wentworth/1

     (j)(iii)  Power of Attorney for Mr. Grohol/3

     (j)(iv) Board resolution authorizing signature by power of attorney - filed herewith

     (k)       Financial statements omitted from prospectus - none

     (l)       Initial capital agreements - none

     (m)(i)    Amended and Restated Class A Distribution Plan/3

     (m)(ii)   Class B Distribution Plan/3

     (n)       Amended and Restated Plan pursuant to Rule 18f-3/5

     (o)       Reserved

     (p) Code of Ethics of the First Investors family of mutual funds, their investment advisers and their underwriters/3

/1 Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 17 to Registrant's Registration Statement (File No. 33-10648), filed on April 24, 1996.

/2 Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 19 to Registrant's Registration Statement (File No. 33-10648), filed on May 15, 1997.

/3 Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 25 to Registrant's Registration Statement (File No. 33-10648), filed on December 18, 2000.

/4 Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 26 to Registrant's Registration Statement (File No. 33-10648), filed on April 17, 2001.

/5 Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 32 to the Registration Statement of First Investors Cash Management Fund, Inc. (File No. 2-62347) filed on December 20, 2002.

/6 Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 28 to Registrant's Registration Statement (File No. 33-10648), filed on April 28, 2003.

Item 24.   Persons Controlled by or Under Common Control with  Registrant
           --------------------------------------------------------------

           There are no persons controlled by or under common control with the Registrant.

Item 25.   Indemnification
           ---------------

           ARTICLE XI, SECTIONS 1 AND 2 OF REGISTRANT'S DECLARATION OF TRUST PROVIDE AS FOLLOWS:

          Section 1. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of them or any officer, agent, employee or investment adviser of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Section 2.

          (a)     Subject to the exceptions and limitations contained in Section
(b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b)     No indemnification shall be  provided hereunder  to a  Covered
Person:

                  (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                        (A) by the court or other body approving the settlement;
                            or

                        (B) by at  least a majority  or those  Trustees  who are
                            neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                        (C) by  written  opinion  of  independent  legal counsel
                            based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under the law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither interested persons of the Trust nor are parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

          NUMBER 7 OF THE REGISTRANT'S INVESTMENT ADVISORY AGREEMENT PROVIDES AS
FOLLOWS:

          7. Limitation of Liability of the Manager. The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Company shall be deemed, when rendering services to the Company or acting in any business of the Company, to be rendering such services to or acting solely for the Company and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

           NUMBER 12 OF THE  REGISTRANT'S  UNDERWRITING  AGREEMENT  PROVIDES  AS
FOLLOWS:

            12. Limitation of Liability. The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the Shares through dealers and in performing its duties in redeeming and repurchasing the Shares, but nothing contained in this Agreement shall make the Underwriter or any of its officers, directors or shareholders liable for any loss sustained by the Fund or any of its officers, directors or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement, provided that nothing contained herein shall protect the Underwriter against any liability to the Fund or to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement. Nothing in this Agreement shall protect the Underwriter from any liabilities which it may have under the Securities Act of 1933, as amended ("1993 Act"), or the 1940 Act.

          ARTICLE VII, NUMBER 1 OF THE REGISTRANT'S CUSTODIAN AGREEMENT PROVIDES AS FOLLOWS:

          1. Neither the Custodian nor its nominee shall be liable for any loss or damage including counsel fees, resulting from its action or omission to act or otherwise, except for any such loss or damage arising out of its own negligence or willful misconduct. The Custodian may, with respect to questions of law, apply for and obtain the advice and opinion of counsel to the Fund or of its own counsel, at the expense of the Fund, and shall be fully protected with respect to anything done or omitted by it in good faith in conformity with such advice or opinion.

          NUMBERS 5 AND 6 OF THE REGISTRANT'S TRANSFER AGENT AGREEMENT PROVIDE AS FOLLOWS:

            5. LIMITATIONS ON LIABILITY. ADM shall not be liable for any losses, claims or damages (collectively, "Damages") arising out of or in connection with ADM's performance or failure to perform its duties under this Agreement except to the extent that such Damages arise out of its negligence, reckless disregard of its duties, bad faith or willful misfeasance.

            6. INDEMNIFICATION.

            A) The Fund shall indemnify and hold ADM harmless against any Damages or expenses (including reasonable attorneys fees) incurred in any action, suit or proceeding brought against it by any person other than the Fund, including a Shareholder, based upon ADM's services for the Fund or its Shareholders, if the Damages sought did not result from ADM's negligence, reckless disregard for its duties, bad faith or willful misfeasance.

            B) The Transfer Agent shall not pay or settle any claim, demand, expense or liability to which it may seek indemnity pursuant to paragraph (A) above an ("Indemnifiable Claim") without the express written consent of the Fund. The Transfer Agent shall notify the Fund promptly of receipt of notification of an Indemnifiable Claim. Unless the Fund notifies the Transfer Agent within 30 days of receipt of Written Notice of such Indemnifiable Claim that the Fund does not intend to defend such Indemnifiable Claim, the Fund shall defend the Transfer Agent for such Indemnifiable Claim. The Fund shall have the right to defend any Indemnifiable Claim at its own expense, such defense to be conducted by counsel selected by the Fund. Further, the Transfer Agent may join the Fund in such defense at the Transfer Agent's own expense, but to the extent that it shall so desire the Fund shall direct such defense. If the Fund shall fail or refuse to defend, pay or settle an Indemnifiable Claim, the Transfer Agent, at the Fund's expense, consistent with the limitation concerning attorney's fees expressed in (A) above, may provide its own defense.

          The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee's, officer's, employee's or agent's office.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Investment Adviser
           ----------------------------------------------------

           First Investors Management Company, Inc. ("FIMCO") is a registered investment adviser and provides investment management services to the Registrant. The description of FIMCO under the caption "Fund Management" in the Prospectus and under the caption "Management" in Part II of the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of the adviser during the past two years is set forth in Part I of the Statement of Additional Information under the caption "Directors/Trustees and Officers" and in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7885), both of which are incorporated herein by reference.

Item 27.   Principal Underwriters
           ----------------------

     (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

            First Investors Cash Management Fund, Inc.
            First Investors Fund For Income, Inc.
            First Investors Global Fund, Inc.
            First Investors Government Fund, Inc.
            First Investors Insured Tax Exempt Fund, Inc.
            First Investors Multi-State Insured Tax Free Fund
            First Investors New York Insured Tax Free Fund, Inc.
            First Investors Series Fund
            First Investors Series Fund II, Inc.
            First Investors Tax-Exempt Money Market Fund, Inc.
            First Investors U.S. Government Plus Fund
            First Investors Life Variable Annuity Fund A
            First Investors Life Variable Annuity Fund C
            First Investors Life Variable Annuity Fund D
            First Investors Life Level Premium Variable Life Insurance (Separate Account B)

     (b)  The   following   persons  are  the  officers  and  directors  of  the
Underwriter:

       The principal business address of each director and officer listed below is c/o First Investors Legal Department, 95 Wall Street, New York, New York 10005.


                             Position and                  Position and
                             Office with First             Office with
Name                         Investors Corporation         Registrant
----                         ---------------------         -------------

Kathryn S. Head              Chairman of the Board         President and Trustee
                             and Director

Lawrence A. Fauci            Director                      None

John T. Sullivan             Director                      Chairman of the
                                                           Board and Trustee

Larry R. Lavoie              Director, Secretary and       Chief Compliance
                             General Counsel               Officer

Frederick Miller             Senior Vice President         None

Robert Flanagan              President                     None

William M. Lipkus            Chief Financial Officer       None
                             and Treasurer

Anne Condon                  Vice President                None

Elizabeth Reilly             Vice President                None

Matthew Smith                Vice President                None

Mark Segal                   Assistant Vice President      None

Carol Lerner Brown           Assistant Secretary           Assistant Secretary

Conrad Charak                Assistant Secretary           None

     (c)   Not applicable

Item 28.   Location of Accounts and Records
           --------------------------------

           Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data

Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005 and administrative offices, 581 Main Street, Woodbridge, NJ 07095, except for those maintained by the Registrant's Custodian, The Bank of New York, 48 Wall Street, New York, NY 10286.

Item 29.   Management Services
           -------------------

           Not Applicable.


Item 30.   Undertakings
           ------------

           None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment 30 to this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 18th day of February 2005.

                                               EXECUTIVE INVESTORS TRUST

                                          By:   /s/ Kathryn S. Head
                                                ------------------------------
                                                Kathryn S. Head*
                                                President and Trustee

      Pursuant to the requirements of the 1933 Act, this Amendment No. 30 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Kathryn S. Head            President and Trustee           February 18, 2005
------------------------
Kathryn S. Head*

/s/ Joseph I. Benedek          Treasurer and Principal         February 18, 2005
------------------------       Accounting Officer
Joseph I. Benedek

/s/ Robert M. Grohol           Trustee                         February 18, 2005
------------------------
Robert M. Grohol*

/s/ Rex R. Reed                Trustee                         February 18, 2005
------------------------
Rex R. Reed*

/s/ Herbert Rubinstein         Trustee                         February 18, 2005
------------------------
Herbert Rubinstein*

/s/ James M. Srygley           Trustee                         February 18, 2005
------------------------
James M. Srygley*

/s/ John T. Sullivan           Chairman of the Board           February 18, 2005
------------------------       and Trustee
John T. Sullivan*

/s/ Robert F. Wentworth        Trustee                         February 18, 2005
------------------------
Robert F. Wentworth*



*  By:      /s/ Larry R. Lavoie
            ------------------------------
            Larry R. Lavoie
            (Attorney-in-Fact)

                                  EXHIBIT INDEX

Exhibit         Description
-------         -----------

(j)(iv)         Board resolution authorizing signature by power of attorney